As filed with the Securities and Exchange Commission on March 14, 2003

1933 Act File No. 333-__________

1940 Act File No. 811-21321

                                  United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                    FORM N-2

                        (Check appropriate box or boxes)

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         |X|

                  Pre-Effective Amendment No. _______                      ___
                  Post-Effective Amendment No. ______                      ___

                                     and/or

      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      |X|

                        Amendment No. ______                               ___

                       PIONEER MUNICIPAL HIGH INCOME TRUST
                Exact Name of Registrant as Specified in Charter

                  60 State Street, Boston, Massachusetts 02109
 Address of Principal Executive Offices (Number, Street, City, State, Zip Code)

                                 (617) 742-7825
               Registrant's Telephone Number, including Area Code

            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                  60 State Street, Boston, Massachusetts 02109
            Name and Address (Number, Street, City, State, Zip Code)
                              of Agent for Service

               With a copy to: David C. Phelan, Hale and Dorr LLP,
                  60 State Street, Boston, Massachusetts 02109

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

If any securities being registered on this form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, as amended, other than securities offered in connection with a dividend reinvestment plan, check the following box. ___

       CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

--------------------------------------------------------------------------------
   Title of
  Securities     Amount    Proposed Maximum   Proposed Maximum     Amount of
    Being         Being     Offering Price       Aggregate       Registration
  Registered   Registered      Per Unit        Offering Price       Fee (1)
--------------------------------------------------------------------------------
Common Shares  66,666 shares   $15.00          $1,000,000.00        $80.90

(1) Transmitted prior to the filing date to the designated lockbox of the Securities and Exchange Commission at Mellon Bank in Pittsburgh, Pennsylvania.

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment, which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act or until the Registration Statement shall be effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

                      PIONEER MUNICIPAL HIGH INCOME TRUST
                              CROSS-REFERENCE SHEET

                               PART A--PROSPECTUS


ITEMS IN PART A OF FORM N-2                         LOCATION IN PROSPECTUS

Item 1.  Outside Front Cover                        Cover page

Item 2.  Cover Pages; Other Offering Information    Cover pages

Item 3.  Fee Table and Synopsis                     Summary of Trust Expenses

Item 4.  Financial Highlights                       Not applicable

Item 5.  Plan of Distribution                       Cover page; Prospectus
                                                    Summary; Underwriting

Item 6.  Selling Shareholders                       Not applicable

Item 7.  Use of Proceeds                            Use of Proceeds

Item 8.  General Description of the Registrant      Cover page; Prospectus
                                                    Summary; The Trust;
                                                    Investment Objective and
                                                    Principal Investment
                                                    Strategies; Leverage;
                                                    Risk Factors; Closed-End
                                                    Fund Structure; Net Asset
                                                    Value

Item 9.  Management                                 Prospectus Summary;
                                                    Management of the Trust;
                                                    Description of Shares;
                                                    Custodian, Transfer Agent,
                                                    Dividend Disbursing Agent
                                                    and Registrar

Item 10. Capital Stock, Long-Term Debt, and
         Other Securities                           Description of Shares;
                                                    Dividends and Distributions;
                                                    Automatic Dividend
                                                    Reinvestment Plan; Taxes

Item 11. Defaults and Arrears on Senior Securities  Not applicable

Item 12. Legal Proceedings                          Not applicable

Item 13. Table of Contents of the Statement of
         Additional Information                     Table of Contents for
                                                    Statement of Additional
                                                    Information

                   PART B--STATEMENT OF ADDITIONAL INFORMATION

                                                    LOCATION IN THE STATEMENT
ITEMS IN PART B OF FORN N-2                         OF ADDITIONAL INFORMATION

Item 14. Cover Page                                 Cover page

Item 15. Table of Contents                          Cover page

Item 16. General Information and History            Not applicable

Item 17. Investment Objective and Policies          Use of Proceeds; Investment
                                                    Objective and Policies;
                                                    Investment Restrictions;
                                                    Appendix A--Description of
                                                    Ratings

Item 18. Management                                 Management of the Trust

Item 19. Control Persons and Principal Holders
         of Securities                              Not applicable

Item 20. Investment Advisory and Other Services     Management of the Trust

Item 21. Brokerage Allocation and Other Practices   Portfolio Transactions

Item 22. Tax Status                                 U.S. Federal Tax Matters

Item 23. Financial Statements                       Experts; Financial Statement
                                                    and Independent Auditors'
                                                    Report

                            PART C--OTHER INFORMATION

Items 24-33 have been answered in Part C of this Registration Statement.

                              Subject to Completion
                     Preliminary Prospectus dated [           ]

PROSPECTUS                                                        [Pioneer logo]
                            [               ] Shares
                       Pioneer Municipal High Income Trust
                                  Common Shares
                              $[    ] per share

                               -------------------

   Investment Objective. Pioneer Municipal High Income Trust (the "trust") is a newly organized, diversified, closed-end management investment company. The trust's investment objective is to provide a high level of current income exempt from federal income tax. There can be no assurance that the trust will achieve its investment objective.

      Portfolio Contents. The trust will invest, under normal market conditions, at least 80% of its assets (net assets plus borrowing for investment purposes) in debt securities and other obligations ("municipal securities") issued by or on behalf of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, the interest on which is exempt from regular federal income tax, and participation interests in municipal securities issued by banks. The interest income on municipal securities may be subject to an alternative minimum tax. Depending upon Pioneer Investment Management, Inc.'s outlook for the municipal securities market, the trust may invest in municipal securities with a board range of credit ratings, including both investment and non-investment grade securities. There is no minimum or maximum limit on the portion of the trust's assets that may be invested in below investment grade municipal securities. Non-investment grade securities are rated Ba or lower by Moody's Investors Service, Inc. or BB or lower by Standard & Poor's Ratings Group or are unrated securities of comparable quality as determined by Pioneer Investment Management, Inc. Tax-exempt securities of below investment grade quality are regarded as having predominantly speculative characteristics with respect to the issuer's capacity to pay interest and repay principal, and are commonly referred to as "junk bonds."

      Investment Adviser. Pioneer Investment Management, Inc. is the trust's investment adviser. See "Management of the Trust."

      No Prior History. Because the trust is newly organized, its shares have no history of public trading. Shares of closed-end funds frequently trade at prices lower than their net asset value. The risk of loss due to this discount may be greater for initial investors expecting to sell their shares in a relatively short period after completion of the public offering. The trust intends to file an application to list its common shares on the New York Stock Exchange under the symbol "[ ]."

      Leverage. The trust may, but is not required to, issue preferred shares or borrow to the maximum extent permitted by the Investment Company Act of 1940, as amended. This practice is known as leverage. The trust may issue preferred stock or borrow from banks or other financial institutions. The use of preferred shares or borrowing to leverage the common shares creates risks.

      Investing in the trust's common shares involves risks that are described in the "Risk Factors" section beginning on page [ ] of this prospectus.

                                -----------------

                              Per Share         Total
                              ---------         -----
      Public offering price...  $                $
      Sales load..............  $                $
      Proceeds, before
        expenses, to
        the trust.............  $                $

      The underwriters may also purchase up to an additional [ ] common shares at the public offering price, less the sales load, within 45 days from the date of this prospectus to cover over-allotments.

      Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

     The common shares will be ready for delivery on or about [          ].

                              -----------------

                    [                                   ]

                              -----------------

               The date of this prospectus is [             ].

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

                                TABLE OF CONTENTS

                                                                          Page
                                                                          ----
Prospectus Summary......................................................
Summary of Trust Expenses...............................................
The Trust...............................................................
Use of Proceeds.........................................................
Investment Objective and Principal Investment Strategies................
Leverage................................................................
Risk Factors............................................................
Management of the Trust.................................................
Dividends and Distributions; Automatic Dividend Reinvestment Plan.......
Closed-End Fund Structure...............................................
U.S. Federal Income Tax Matters.........................................
Net Asset Value.........................................................
Description of Shares...................................................
Underwriting............................................................
Custodian, Transfer Agent, Dividend Disbursing Agent and Registrar......
Validity of Common Shares...............................................
Table of Contents for Statement of Additional Information...............

                               -------------------

      You should read the prospectus, which contains important information about the trust, before deciding whether to invest in the trust's common shares and retain it for future reference. A statement of additional information, dated
[          ], containing additional information about the trust, has been filed with the Securities and Exchange Commission and is incorporated by reference in its entirety into this prospectus. You may request a free copy of the statement of additional information, the table of contents of which is on page [ ] of this prospectus, by calling 1-800-225-6292 or by writing to the trust. You can review and copy documents the trust has filed at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Call 1-202-942-8090 for information. The Commission charges a fee for copies. You can get the same information free from the Commission's EDGAR database on the Internet (http://www.sec.gov). You may also e-mail requests for these documents to publicinfo@sec.gov or make a request in writing to the Commission's Public Reference Section, Washington, D.C. 20549-0102.

      The trust's common shares do not represent a deposit or obligation of, and are not guaranteed or endorsed by, any bank or other insured depository institution and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

      You should rely only on the information contained in this prospectus. We have not, and the underwriters have not, authorized any other person to provide you with different information. If anyone provides you with different or inconsistent information, you should not rely on it. We are not, and the underwriters are not, making an offer to sell these securities in any jurisdiction where the offer or sale is not permitted. You should assume that the information appearing in this prospectus is accurate only as of the date of this prospectus. Our business, financial condition, results of operations and prospects may have changed since that date.

      Through and including [       ], 2003 (the 25th day after the date of this
prospectus), all dealers that buy, sell or trade the common shares, whether or not participating in this offering, may be required to deliver a prospectus. This is in addition to the dealer's obligation to deliver a prospectus when acting as an underwriter and with respect to their unsold allotments or subscriptions.

                         PRIVACY PRINCIPLES OF THE TRUST

      The trust is committed to maintaining the privacy of its shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information the trust collects, how the trust protects that information and why, in certain cases, the trust may share information with select other parties.

      Generally, the trust does not receive any non-public personal information relating to its shareholders, although certain non-public personal information of its shareholders may become available to the trust. The trust does not disclose any non-public personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third-party administrator).

      The trust restricts access to non-public personal information about its shareholders to employees of the trust's investment adviser and its affiliates with a legitimate business need for the information. The trust maintains physical, electronic and procedural safeguards designed to protect the non-public personal information of its shareholders.

                               PROSPECTUS SUMMARY

This is only a summary. This summary may not contain all of the information that you should consider before investing in the trust's common shares. You should review the more detailed information contained in this prospectus and in the statement of additional information, especially the information set forth under the heading "Risk Factors."

--------------------------------------------------------------------------------
The Trust........  Pioneer Municipal High Income Trust is a newly organized, diversified, closed-end management investment company.
--------------------------------------------------------------------------------
The Offering.....  The trust is offering [              ] common shares at an
                   initial offering price of $[   ] per share. The common shares
                   are being offered by a group of underwriters led by [      ].
                   You must purchase at least 100 common shares ($[   ]) in
                   order to participate in the offering. The trust has granted the underwriters the right to purchase up to an additional
                   [               ] common shares at the public offering price,
                   less the sales load, within 45 days from the date of this
                   prospectus to cover over-allotments. Pioneer Investment
                   Management, Inc. ("Pioneer"), the trust's investment adviser, has agreed to pay organizational expenses and offering costs
                   (other than sales load) that exceed $[0.0-] per share. See
                   "Underwriting."
--------------------------------------------------------------------------------
Investment         The trust's investment objective is to provide a high level
Objective........  of current income exempt from regular federal income tax.
                   There can be no assurance that the trust will achieve its
                   investment objective.
--------------------------------------------------------------------------------
Investment         The trust will invest, under normal market conditions, at
Policies           least 80% of its assets (net assets plus borrowing for
                   investment purposes) in debt securities and other obligations
                   ("municipal securities") issued by or on behalf of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, the interest on which is exempt from federal income tax, and participation interests in municipal securities issued by banks. The trust seeks to invest in municipal securities the income on which is exempt from regular federal income tax. The interest income on municipal securities may be subject to an alternative minimum tax. Municipal securities are often issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as bridges, highways, housing, hospitals, mass transportation, schools, streets and water and sewer works. Municipal securities include private activity bonds, pre-refunded municipal securities and auction rate securities.

                   Depending upon Pioneer's outlook for the municipal securities market, the trust may invest in municipal securities with a board range of maturities and credit ratings, including both investment and non-investment grade securities. There is no limitation on the maturities of the municipal securities in which the trust may invest, although in normal circumstances it is anticipated that the trust will primarily invest in intermediate to longer-term instruments. There is no minimum or maximum limit on the portion of the trust's assets that may be invested in below investment grade municipal securities. Consequently, Pioneer has the ability to adjust the credit risk in the portfolio in response to changing economic environment and the spread on yields between higher and lower quality municipal securities. Non-investment grade securities are rated Ba or lower by Moody's Investors Service, Inc. ("Moody's"), or BB or lower by Standard & Poor's Ratings Group ("Standard & Poor's") or are unrated securities of comparable quality as determined by Pioneer. The trust may invest in high yield municipal securities of any rating, including securities that are in default at the time of purchase. Tax-exempt securities of below investment grade quality are regarded as having predominantly speculative characteristics with respect to the issuer's capacity to pay interest and repay principal, and are commonly referred to as "junk bonds." They involve greater risk of loss, are subject to greater price volatility and are less liquid, especially during periods of economic uncertainty or change, than higher rated tax-exempt debt securities.

                   The municipal securities in which the trust invests may have fixed or variable principal payments and all types of interest payment and reset terms, including fixed rate, adjustable rate, zero coupon, contingent, deferred, payment in kind and
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                   auction rate features. The trust may invest in municipal securities with a broad range of maturities.

                   Although distributions of interest income from the trust's tax-exempt securities are generally exempt from federal income tax, distributions from other sources, including capital gain distributions and any gains on the sale of your shares, as well as gains or losses due to changes in the market value of the common shares, are not. You should consult a tax adviser about whether an alternative minimum tax applies to you and about state and local taxes on your distributions from the trust.

                   Municipal securities include both "general" and "revenue" bonds and may be issued to obtain funds for various purposes. General obligations are secured by the issuer's pledge of its full faith, credit and taxing power. Revenue obligations are payable only from the revenues derived from a particular facility or class of facilities. The trust may invest all or any portion of its assets in private activity bonds, the interest on which (including the trust's distributions of such interest) may be a preference item for purposes of the federal alternative minimum tax.

                   Municipal leases, certificates of participation and "moral obligation" bonds. The municipal securities in which the trust may invest include municipal leases, certificates of participation and "moral obligation" bonds. A municipal lease is an obligation issued by a state or local government to acquire equipment or facilities. Certificates of participation represent interests in municipal leases or other instruments. Moral obligation bonds are supported by a moral commitment of the municipality but are not a legal obligation of a state or local government. Income from municipal leases is generally exempt from state and local taxes in the state of issuance. Municipal leases frequently involve special risks not normally associated with general obligations or revenue bonds. Leases and installment purchase or conditional sale contracts (which normally provide for title to the leased asset to pass eventually to the governmental issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting the constitutional and statutory requirements for the issuance of debt. The debt issuance limitations are deemed to be inapplicable because of the inclusion in many leases or contracts of "non-appropriation" clauses that relieve the governmental issuer of any obligation to make future payments under the lease or contract unless money is appropriated for such purpose.

                   Tender Option Bonds. Municipal securities may also be in the form of a tender option bond, which is a municipal security (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate substantially higher than prevailing short-term, tax-exempt rates. The bond is typically issued with the agreement of a third party, such as a bank, broker-dealer or other financial institution, which grants the security holders the option, at periodic intervals, to tender their securities to the institution. After payment of a fee to the financial institution that provides this option, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term, tax-exempt rate. An institution may not be obligated to accept tendered bonds in the event of certain defaults or a significant downgrading in the credit rating assigned to the issuer of the bond. There is risk that the trust will not be considered the owner of a tender option bond for federal income tax purposes, and thus will not be entitled to treat such interest as exempt from federal income tax. Certain tender option bonds may be illiquid.

                   Illiquid Securities. The trust may invest up to [ ]% of its total assets in illiquid securities, which are securities that the trust can not dispose within seven days in the ordinary course of business at approximately the amount at which the trust values the securities. Pioneer anticipates that its research efforts and investment approach will result in a significant portion of the trust's assets being invested in thinly traded securities.

                   Strategic Transactions. The trust may use futures and options on securities and
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                   indices, swap contracts and other derivatives. A derivative is a security or instrument whose value is determined by reference to the value or the change in value of one or more securities, indices or other financial instruments. The trust does not use derivatives as a primary investment technique and generally limits their use to hedging. However, the trust may use derivatives for a variety of non-principal purposes, including:

                   o As a hedge against adverse changes in securities market prices or interest rates;

                   o    As a substitute for purchasing or selling securities;
                        and

                   o To increase the trust's return as a non-hedging strategy that may be considered speculative.

                   Other Securities. Normally, the trust invests substantially all of its assets to meet its investment objective. The trust may invest the remainder of its assets in cash or cash
                   equivalent short-term obligations, including, but not limited to, short-term municipal obligations, certificates of
                   deposit, commercial paper, short-term notes, obligations
                   issued or guaranteed by the U.S. Government, its agencies, authorities or instrumentalities and repurchase agreements.
                   Interest on certain of these short-term obligations will be subject to federal income tax. The trust may also invest all or any portion of its assets in such instruments for
                   temporary or defensive purposes. During such periods, the
                   trust may not be able to achieve its investment objective.
--------------------------------------------------------------------------------
Special Tax        In general, dividends on the common shares will be exempt
Considerations...  from regular federal income tax in the hands of owners of such shares to the extent such dividends are paid from tax exempt income earned on the trust's investments.
                   Exempt-interest dividends paid by the trust from interest
                   earned on certain private activity bonds may increase a
                   shareholder's alternative minimum tax liability, and all
                   exempt-interest dividends may increase a corporate
                   shareholder's alternative minimum tax liability. The extent of any such increase will depend on the shareholder's
                   particular tax situation. The trust is currently required to allocate net capital gain, net tax exempt income and other income taxable for federal income tax purposes, if any,
                   proportionately between common shares of beneficial interest and preferred shares, if any.
--------------------------------------------------------------------------------
Use of Leverage    The trust may, but is not required to, issue preferred
by the Trust.....  shares, borrow money or issue debt securities to the maximum extent permitted by the Investment Company Act of 1940, as amended (the "1940 Act"). This practice is known as leverage.
                   The trust currently anticipates that it will issue preferred shares, as soon as practicable after the closing of this
                   offering, with an aggregate liquidation preference of
                   approximately 33% of the trust's total assets, but will be permitted to incur leverage up to the total amount permitted by the 1940 Act. The trust may not be leveraged at all times and the amount of borrowing or leverage, if any, may vary
                   depending upon a variety of factors, including Pioneer's
                   outlook for the tax exempt market and the costs that the
                   trust would incur as a result of such leverage. The trust may issue preferred shares in the public or private markets or may borrow from banks and other financial institutions. The trust's leveraging strategy may not be successful. By
                   leveraging its investment portfolio, the trust creates an
                   opportunity for increased net income or capital appreciation.
                   However, the use of leverage also involves risks, which can be significant. These risks include the possibility that the value of the assets acquired with such borrowing decreases although the trust's liability is fixed, greater volatility in the trust's net asset value and the market price of the trust's common shares and higher expenses. Since Pioneer's fee is based upon a percentage of the trust's total assets, its fee will be higher if the trust is leveraged and Pioneer will have an incentive to be more aggressive and leverage the trust. Pioneer intends only to leverage the trust when it
                   believes that the potential return on such additional
                   investments is likely to exceed the costs incurred in
                   connection with the borrowing.
--------------------------------------------------------------------------------
Investment         Pioneer is the trust's investment adviser. Pioneer is
Adviser.........   responsible on a day-to-day basis for investment of the
                   trust's portfolio in accordance with its investment objective and policies. Pioneer makes all investment decisions for the trust and
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                   places purchase and sale orders for the trust's portfolio securities.

                   Pioneer or its predecessors have been managing investment companies since 1928. Pioneer is an indirect, wholly-owned subsidiary of UniCredito Italiano S.p.A., or UniCredito, one of the leading banking groups in Italy. As of December 31, 2002, Pioneer and its affiliates had approximately $108 billion in assets under management worldwide, including over
                   $[   ] billion in U.S. open-end and closed-end investment
                   companies. As of December 31, 2002, Pioneer managed
                   approximately $[   ] million in municipal securities and
                   $[   ] billion in high yield securities.

                   The trust pays Pioneer a fee for its investment advisory
                   services equal to [ ]% of the trust's average weekly managed assets. This fee is payable monthly. "Managed assets" means the total assets of the trust (including any assets
                   attributable to any leverage that may be outstanding) minus the sum of accrued liabilities (other than debt representing financial leverage).
--------------------------------------------------------------------------------
                   Day-to-day management of the trust's portfolio is the
                   responsibility of a team of fixed income portfolio managers led by Kenneth J. Taubes. The team manages other Pioneer
                   mutual funds investing primarily in fixed income securities.
                   Mr. Taubes is responsible for overseeing the U.S. and global fixed income team. He joined Pioneer as a senior vice
                   president in September 1998 and has been an investment
                   professional since 1982. Prior to joining Pioneer, Mr. Taubes had served since 1991 as a senior vice president and senior portfolio manager for several institutional accounts and
                   mutual funds at another investment adviser.
--------------------------------------------------------------------------------
Listing..........  Currently, there is no public market for the trust's common shares. The trust intends to file an application to list its common shares on the New York Stock Exchange under the
                   trading or "ticker" symbol "[      ]."
--------------------------------------------------------------------------------
Custodian and      [                      ] will serve as the trust's custodian,
Transfer Agent...  and Pioneer Investment Management Shareholder Services, Inc.
                   will serve as the trust's transfer agent. The transfer agent
                   has engaged [                  ] as sub-transfer agent,
                   registrar, shareholder servicing agent and dividend
                   dispersing agent.
--------------------------------------------------------------------------------
Market Price of    Common shares of closed-end investment companies frequently
Common Shares....  trade at prices lower than their net asset value. Common shares of closed-end investment companies like the trust that invest predominantly in below investment grade tax-exempt
                   securities have during some periods traded at prices higher than their net asset value and during other periods traded at prices lower then their net asset value. The trust cannot
                   assure you that its common shares will trade at a price
                   higher than or equal to its net asset value. The trust's net asset value will be reduced immediately following this
                   offering by the sales load and the amount of the organization and offering expenses paid by the trust. See "Use of
                   Proceeds." In addition to the net asset value, the market
                   price of the trust's common shares may be affected by such factors as the trust's use of leverage, dividend stability, portfolio credit quality, liquidity, market supply and
                   demand, the trust's dividends paid (which are in turn
                   affected by expenses), factors effecting the market for
                   municipal securities and interest rate movements. See
                   "Leverage," "Risk Factors" and "Description of Shares." The
                   trust's common shares are designed primarily for long-term investors, and you should not purchase common shares if you intend to sell them shortly after purchase.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Distributions....  The trust intends to distribute to common shareholders all or a portion of its net investment income monthly and net realized capital gains, if any, at least annually. The trust expects that it will commence paying dividends within 90 days of the date of this prospectus. At times, in order to maintain a stable level of distributions, the trust may pay out less than all of its net investment income or pay out accumulated undistributed income in addition to current net investment income. In order to maintain a stable dividend rate on the common shares, the trust may also make distributions that constitute a return of capital.

                   Although distributions of interest income from the trust's tax-exempt securities are generally exempt from regular federal income tax, distributions from other sources, including capital gain distributions, and any gains on the sale of your shares, are not. You should consult a tax adviser about whether an alternative minimum tax applies to you and about state and local taxes on your distributions from the trust.

                   Dividends and capital gain distributions generally are used to purchase additional common shares of the trust. However, an investor can choose to receive distributions in cash. Since not all investors can participate in the automatic dividend reinvestment plan, you should contact your broker or nominee to confirm that you are eligible to participate in the plan.
--------------------------------------------------------------------------------
Risks............  No Operating History. The trust is a newly organized closed-end management investment company and has no operating history or history of public trading.

                   Market Discount Risk. Shares of closed-end funds frequently trade at a price lower than their net asset value. This is commonly referred to as "trading at a discount." This characteristic of shares of closed-end funds is a risk separate and distinct from the risk that the trust's net asset value may decrease. Investors who sell their shares within a relatively short period after completion of the public offering are likely to be exposed to this risk. Accordingly, the trust is designed primarily for long-term investors and should not be considered a vehicle for trading purposes. The net asset value of the trust will be reduced following the offering by the underwriting discount and the amount of offering expenses paid by the trust.

                   Municipal Bond Market Risk. The yields on and market prices of municipal securities are dependent on a variety of factors, including general conditions of the municipal securities market, the size of a particular offering, the maturity of the obligation, and the rating of the issue. The value of outstanding municipal securities will vary as a result of changing evaluations of the ability of their issuers to meet the interest and principal payments. Such values will also change in response to changes in the interest rates payable on new issues of municipal securities. Changes in the value of the municipal securities held in the trust's portfolio arising from these or other factors will cause changes in the trust's net asset value per share.

                   The ability of a municipal issuer to repay obligations on municipal securities, other than private activity bonds, are subject to the risk that the municipal issuer of the securities will not have sufficient revenues from taxes and other sources of income to pay interest and repay principal on the municipal obligations. The level of municipal income may be adversely affected by various factors, including general economic activity, real estate values and changes in governmental expenses. The obligations of the issuer to pay the principal of and interest on a municipal security are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Act, and laws, if any, that may be enacted by Congress or state legislatures extending the time for payment of principal or interest or imposing other constraints upon the enforcement of such obligations. There is also the possibility that, as a result of litigation or other conditions, the power or ability of the issuer to pay when due the principal of or interest on a municipal security may be materially affected.

                   The amount of public information available about municipal bonds is generally less
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                                       9
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                   than that for corporate equities or bonds, and the investment performance of the trust may therefore be more dependent on the analytical abilities of the trust's investment adviser than would be a stock fund or taxable bond fund. The secondary market for municipal bonds, particularly the below investment grade bonds in which the trust will invest, also tends to be less well-developed or liquid than many other securities markets, which may adversely affect the trust's ability to sell its bonds at attractive prices.

                   Municipal leases, certificates of participation and moral obligation bonds frequently involve special risks not normally associated with general obligation or revenue bonds. In particular, these instruments permit governmental issuers to acquire property and equipment without meeting constitutional and statutory requirements for the issuance of debt. If, however, the governmental issuer does not periodically appropriate money to enable it to meet its payment obligations under these instruments, it cannot be legally compelled to do so. If a default occurs, it is likely that the trust would be unable to obtain another acceptable source of payment. Some municipal leases, certificates of participation and moral obligation bonds may be illiquid.

                   Municipal securities may be backed by letters of credit or other forms of credit enhancement issued by domestic or foreign banks or by other financial institutions. The credit quality of these banks and financial institutions could, therefore, cause a loss to the trust. Letters of credit and other obligations of foreign banks and financial institutions may involve risks in addition to those of domestic obligations because of less publicly available financial and other information, less securities regulation, potential imposition of foreign withholding and other taxes, war, expropriation or other adverse governmental actions. Foreign banks and their foreign branches are not regulated by U.S. banking authorities, and are generally not bound by the accounting, auditing and financial reporting standards applicable to U.S.
                   banks.

                   The trust may invest 25% or more of the value of its total assets in municipal securities which are related in such a way that an economic, business or political development or change affecting one municipal security would also affect the other municipal security held by the trust. The trust may invest all of its assets in municipal securities the interest on which is paid solely from revenues from similar projects such as hospitals, electric utility systems, multi-family housing, nursing homes, commercial facilities or life care facilities and in industrial development bonds. The trust is not required to diversify its holding in municipal securities among a fixed number of states and, consequently, the trust's portfolio may be adversely affected by developments in a single state or region. Concentration of the trust's investments in one or a limited number of states or industries will subject the trust, to a greater extent than if such investment was not so concentrated, to the risks of adverse economic, business or political developments affecting the particular state, industry or other area of concentration.

                   Tax Risk. The value of the trust's investments and its net asset value may be adversely impacted by changes in tax rates and policies. Because interest income from municipal securities is normally not subject to regular federal income taxation, the attractiveness of municipal securities in relation to other investment alternatives is affected by changes in federal income tax rates or changes in the tax-exempt status of interest income from municipal securities. Any proposed or actual changes in such rates or exempt status, therefore, can significantly affect the demand for and supply, liquidity and marketability of municipal securities. This could in turn affect the trust's net asset value and ability to acquire and dispose of municipal securities at desirable yield and price levels. Additionally, the trust is not a suitable investment for IRAs, other tax-exempt or tax-deferred accounts or for other investors who are not sensitive to the federal, state or local income tax consequences of their investments.

                   High Yield Municipal Securities. The trust intends to purchase debt securities that are rated below investment-grade (commonly referred to as "junk bonds"), that is,
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                                       10

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                   rated Ba or below by Moody's or BB or lower by Standard &
                   Poor's and unrated securities judged to be of equivalent quality as determined by the trust's investment adviser. Investment in high yield municipal securities involves substantial risk of loss. Below investment grade debt securities or comparable unrated securities are commonly referred to as "junk bonds" and are considered predominantly speculative with respect to the issuer's ability to pay interest and principal and are susceptible to default or decline in market value due to adverse economic and business developments. The market values for high yield municipal securities tend to be very volatile, and these securities are less liquid than investment grade debt securities. For these reasons, your investment in the trust is subject to the following specific risks:

                   o Increased price sensitivity to changing interest rates and to a deteriorating economic environment;

                   o Greater risk of loss due to default or declining credit quality;

                   o Adverse issuer specific events are more likely to render the issuer unable to make interest and/or principal payments; and

                   o If a negative perception of the high yield market develops, the price and liquidity of high yield securities may be depressed. This negative perception could last for a significant period of time.

                   Adverse changes in economic conditions are more likely to lead to a weakened capacity of a high yield issuer to make principal payments and interest payments than an investment grade issuer. The principal amount of high yield securities outstanding has proliferated in the past decade as an increasing number of issuers have used high yield securities for corporate financing. An economic downturn could severely affect the ability of highly leveraged issuers to service their debt obligations or to repay their obligations upon maturity.

                   The secondary market for high yield securities may not be as liquid as the secondary market for more highly rated securities, a factor which may have an adverse effect on the trust's ability to dispose of a particular security. There are fewer dealers in the market for high yield securities than investment grade obligations. The prices quoted by different dealers may vary significantly and the spread between the bid and asked price is generally much larger than for higher quality instruments. Under adverse market or economic conditions, the secondary market for high yield securities could contract further, independent of any specific adverse changes in the condition of a particular issuer, and these instruments may become illiquid. As a result, the trust could find it more difficult to sell these securities or may be able to sell the securities only at prices lower than if such securities were widely traded. Prices realized upon the sale of such lower rated or unrated securities, under these circumstances, may be less than the prices used in calculating the trust's net asset value.

                   Credit Risk. Credit risk is the risk that an issuer of a municipal bond will become unable to meet its obligation to make interest and principal payments. The two principal classifications of municipal obligations are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its faith, credit, and taxing power for the payment of principal and interest. Revenue bonds are payable from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source, but not from the general taxing power. Sizable investments in these obligations could involve an increased risk to the trust should any of the related facilities experience financial difficulties. Private activity bonds are in most cases revenue bonds and do not generally carry the pledge of the credit of the issuing municipality.

                   Interest Rate Risk. Interest rate risk is the risk that bonds (and the trust's net assets) will decline in value because of changes in interest rates. In addition to the risks
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                                       11

--------------------------------------------------------------------------------
                   discussed above, municipal securities are subject to certain risks, including:

                   o If interest rates go up, the value of debt securities in the trust's portfolio generally will decline;

                   o During periods of declining interest rates, the issuer of a security may exercise its option to prepay principal earlier than scheduled, forcing the trust to reinvest in lower yielding securities. This is known as call or prepayment risk. Municipal securities may have call features that allow the issuer to repurchase the security prior to its stated maturity. An issuer may redeem a high yield obligation if the issuer can refinance the debt at a lower cost due to declining interest rates or an improvement in the credit standing of the issuer; and

                   o Pioneer's judgment about the attractiveness, relative value or potential appreciation of a particular sector, security or investment strategy may prove to be incorrect.

                   Maturity Risk. The trust may invest in municipal securities of any maturity. Interest rate risk will generally affect the price of a municipal security more if the security has a longer maturity. Municipal securities with longer maturities will therefore be more volatile than other fixed income securities with shorter maturities. Conversely, municipal securities with shorter maturities will be less volatile but generally provide lower returns than municipal securities with longer maturities. The average maturity of the trust's municipal security investments may affect the volatility of the trust's share price.

                   Illiquid Investments. The trust may invest up to [ ]% of its total assets in illiquid securities. Illiquid securities may be difficult to dispose of at a fair price at the times when the trust believes it is desirable to do so. The market price of illiquid securities generally is more volatile than that of more liquid securities, which may adversely affect the price that the trust pays for or recovers upon the sale of illiquid securities. Illiquid securities are also more difficult to value and Pioneer's judgment may play a greater role in the valuation process. Investment of the trust's assets in illiquid securities may restrict the trust's ability to take advantage of market opportunities. The risks associated with illiquid securities may be particularly acute in situations in which the trust's operations require cash and could result in the trust borrowing to meet its short-term needs or incurring losses on the sale of illiquid securities.

                   Derivatives. Even a small investment in derivatives can have a significant impact on the trust's exposure to interest rates or currency exchange rates. If changes in a derivative's value do not correspond to changes in the value of the trust's other investments, the trust may not fully benefit from or could lose money on the derivative position. In addition, some derivatives involve risk of loss if the person who issued the derivative defaults on its obligation. Certain derivatives may be less liquid and more difficult to value.

                   Leverage. The trust may issue preferred shares, borrow money or issue debt securities to the maximum extent permitted by the 1940 Act. Leverage creates risks which may adversely affect the return for the holders of common shares, including:

                   o the likelihood of greater volatility of net asset value and market price of the trust's common shares;

                   o fluctuations in the dividend rates on any preferred shares or in interest rates on borrowings and short-term debt;

                   o increased operating costs, which may reduce the trust's total return; and

                   o the potential for a decline in the value of an investment acquired with borrowed funds, while the trust's obligations under such borrowing remain
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                                       12

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                   fixed.

                   To the extent the income or capital appreciation derived from securities purchased with funds received from leverage exceeds the cost of leverage, the trust's return will be greater than if leverage had not been used. Conversely, if the income or capital appreciation from the securities purchased with such funds is not sufficient to cover the cost of leverage or if the trust incurs capital losses, the return of the trust will be less than if leverage had not been used, and therefore the amount available for distribution to shareholders as dividends and other distributions will be reduced or potentially eliminated.

                   Certain types of borrowings may result in the trust being subject to covenants in credit agreements, including those relating to asset coverage, borrowing base and portfolio composition requirements and additional covenants that may affect the trust's ability to pay dividends and distributions on common shares in certain instances. The trust may also be required to pledge its assets to the lenders in connection with certain types of borrowing. The trust may be subject to certain restrictions on investments imposed by guidelines of one or more nationally recognized rating organizations, which may issue ratings for the preferred shares or short-term debt instruments issued by the trust. These guidelines may impose asset coverage or portfolio composition requirements that are more stringent than those imposed by the 1940 Act.

                   Anti-takeover Provisions. The trust's Agreement and Declaration of Trust and by-laws include provisions that could limit the ability of other entities or persons to acquire control of the trust or to change the composition of its Board of Trustees. Such provisions could limit the ability of shareholders to sell their shares at a premium over prevailing market prices by discouraging a third party from seeking to obtain control of the trust. These provisions include staggered terms of office for the Trustees, advance notice requirements for shareholder proposals, and super-majority voting requirements for certain transactions with affiliates, open-ending the trust or a merger, liquidation, asset sales and similar transactions.
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                                       13

                            SUMMARY OF TRUST EXPENSES

The following table shows the trust's expenses as a percentage of net assets attributable to common shares. Footnote (2) to the table shows the trust's expenses as a percentage of total managed assets (attributable to both common and preferred shares) assuming the use of leverage through the issuance of preferred shares in an amount equal to 33% of the trust's total managed assets.

        Shareholder Transaction Expenses:
           Sales Load (as a percentage of offering price)............... [   ]%
           Dividend Reinvestment Plan Fees.............................. None

                                                           Percentage of Net
                                                          Assets Attributable
                                                          to Common Shares(2)
                                                          -------------------
        Annual Expenses:
         Management Fee..........................................[   ]%
         Other Expenses..........................................[   ]%

         Total Annual Expenses...................................[   ]%

----------
(1) A shareholder that directs the plan agent to sell shares held in a dividend reinvestment account will pay brokerage charges.
(2) Alternatively, stated as a percentage of the trust's total managed assets assuming the use of leverage in an amount equal to 33% of the trust's total managed assets (after incurring leverage), the trust's expenses would be estimated as set out in the table below. The table below assumes that the trust issues preferred shares as a means of employing leverage. "Managed assets" means the total assets of the trust (including any assets attributable to any leverage that may be outstanding) minus the sum of accrued liabilities (other than debt representing financial leverage). The liquidation preference of the preferred shares is not a liability.

                                                             Percentage of Total
                                                                Managed Assets
                                                                --------------
        Annual Expenses:
         Management Fee.............................................[   ]%
         Other Expenses.............................................[   ]%

         Total Annual Expenses......................................[   ]%

As of the date of this prospectus, the trust has not commenced investment operations. The amount set forth under other expenses is based upon estimates for the current year, assuming no exercise of the over-allotment option granted
to the underwriters. The table assumes that the trust issues [          ] common
shares and issues preferred shares as a means of leverage. If the trust issues fewer common shares, all other things being equal, these expenses would increase. If the trust leverages through borrowing, the trust would incur interest expense. For additional information with respect to the trust's expenses, see "Management of the Trust." Other expenses include custodial and transfer agency fees, reimbursement of Pioneer for certain administrative expenses, legal and accounting expenses, and listing fees.

Example:

The following example illustrates the expenses (including the sales load of
$[        ]) that you would pay on a $1,000 investment in common shares, assuming (1) total net annual expenses of [ ]% of net assets attributable to common shares and (2) a 5% annual return:*

                            1 Year      3 Years     5 Years      10 Years
                            ------      -------     -------      --------
Total Expenses
Incurred................... $           $           $            $

*The example should not be considered a representation of future expenses. The example assumes that the estimated other expenses set forth in the fee table are accurate and that all dividends and distributions are reinvested at net asset value. Actual expenses may be greater or less than those assumed. Moreover, the trust's actual rate of return may be greater or less than the hypothetical 5% return shown in the example.

                                    THE TRUST

Pioneer Municipal High Income Trust is a newly organized, diversified, closed-end management investment company. The trust was organized under the laws of the state of Delaware on March 13, 2003, and has registered under the 1940 Act. As a recently organized entity, the trust has no operating history. The trust's principal office is located at 60 State Street, Boston, Massachusetts 02109, and its telephone number is (617) 742-7825.

                                 USE OF PROCEEDS

The net proceeds of this offering will be approximately $[        ] (or
approximately $[        ] assuming the underwriters exercise the over-allotment
option in full) after payment of offering costs estimated to be approximately
$[        ] and the deduction of the sales load.

The trust will invest the net proceeds of the offering in accordance with its investment objective and policies as stated below. However, investments that, in the judgment of Pioneer, are appropriate investments for the trust may not be immediately available. Therefore, the trust expects that there will be an initial investment period of up to three months following the completion of its common shares offering before it is invested in accordance with its investment objective and policies. Pending such investment, the trust anticipates that all or a portion of the proceeds will be invested in U.S. government securities or high grade, short-term money market instruments. See "Investment Objective and Principal Investment Strategies."

           INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

Investment Objective

The trust's investment objective is to provide a high level of current income exempt from regular federal income tax. The trust's investment objective is a fundamental policy and may not be changed without the approval of a majority of the outstanding voting securities (as defined in the 1940 Act) of the trust. The trust makes no assurance that it will realize its objective.

Principal Investment Strategies

The trust will invest, under normal market conditions, at least 80% of its assets (net assets plus borrowing for investment purposes) in debt securities and other obligations ("municipal securities") issued by or on behalf of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, the interest on which is exempt from regular federal income tax, and participation interests in municipal securities issued by banks. The trust seeks to invest in municipal securities the income on which is exempt from regular federal income tax. The interest income on municipal securities may be subject to an alternative minimum tax. Municipal securities are often issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as bridges, highways, housing, hospitals, mass transportation, schools, streets and water and sewer works. Municipal securities include private activity bonds, pre-refunded municipal securities and auction rate securities.

Depending upon Pioneer's outlook for the municipal securities market, the trust may invest in municipal securities with a board range of maturities and credit ratings, including both investment and non-investment grade securities. There is no limitation on the maturities of the municipal securities in which the trust may invest, although in normal circumstances it is anticipated that the trust will primarily invest in intermediate to longer-term instruments. There is no minimum or maximum limit on the portion of the trust's assets that may be invested in below investment grade municipal securities. Consequently, Pioneer has the ability to adjust the credit risk in the portfolio in response to changing economic environment and the spread on yields between higher and lower quality municipal securities. Non-investment grade securities are rated Ba or lower by Moody's or BB or lower by Standard & Poor's or are unrated securities of comparable quality as determined by Pioneer. The trust may invest in high yield municipal securities of any rating, including securities that are in default at the time of purchase. Tax-exempt securities of below investment grade quality are regarded as having predominantly speculative characteristics with respect to the issuer's capacity to pay interest and repay principal, and are commonly referred to as "junk bonds." They involve greater risk of loss, are subject to greater price volatility and are less liquid, especially during periods of economic uncertainty or change, than higher rated tax-exempt debt securities.

The municipal securities in which the trust invests may have fixed or variable principal payments and all types of interest payment and reset terms, including fixed rate, adjustable rate, zero coupon, contingent, deferred, payment in kind and auction rate features. The trust may invest in municipal securities with a broad range of maturities.

Municipal securities are often issued to obtain funds for various public purposes including refunding outstanding obligations, obtaining funds for general operating expenses, and obtaining funds to lend to other public institutions and facilities. Municipal securities also include certain "private activity bonds" or industrial development bonds, which are issued by or on behalf of public authorities to provide financing aid to acquire sites or construct or equip facilities within a municipality for privately or publicly owned corporations. The two principal classifications of municipal securities are "general obligations" and "revenue obligations." General obligations are secured by the issuer's pledge of its full faith and credit for the payment of principal and interest, although the characteristics and enforcement of general obligations may vary according to the law applicable to the particular issuer. Revenue obligations, which include, but are not limited to, private activity bonds, certificates of participation and certain municipal notes, are not backed by the credit and taxing authority of the issuer, and are payable solely from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. The obligations of the issuer of a revenue obligation may, in addition, be backed by a letter of credit from a bank, guarantee from another issuer or insurance. The credit rating assigned to municipal securities may reflect the existence of these guarantees, letters of credit or other credit enhancement features. General obligations and revenue obligations may be issued in a variety of forms, including commercial paper, fixed, variable and floating rate securities, tender option bonds, auction rate bonds, zero coupon bonds, deferred interest bonds and capital appreciation bonds. In addition to general obligations and revenue obligations, there is a variety of hybrid and special types of municipal securities.

One or a small number of institutional investors such as the trust may purchase an entire issue of municipal securities. Thus, the issue may not be said to be publicly offered. Unlike some securities that are not publicly offered, a secondary market exists for many municipal securities that were not publicly offered initially and such securities may be readily marketable.

Although distributions of interest income from the trust's tax-exempt securities are generally exempt from regular federal income tax, distributions from other sources, including capital gain distributions, and any gains on the sale of your shares, are not. You should consult a tax adviser about whether an alternative minimum tax applies to you and about state and local taxes on your distributions from the trust and its shareholders.

>From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on municipal securities. For example, under the Tax Reform Act of 1986, interest on certain private activity bonds must be included in an investor's federal alternative minimum taxable income, and corporate investors must include all tax-exempt interest in their federal alternative minimum taxable income. The trust cannot predict what legislation, if any, may be proposed in the future in Congress as regards the federal income tax status of interest on municipal securities. Such proposals, if enacted, might materially and adversely affect the trust.

Municipal Leases, Certificates of Participation and Other Participation Interests. The trust may invest in municipal leases, certificates of participation and other participation interests. A municipal lease is an obligation in the form of a lease or installment purchase, which is issued by a state or local government to acquire equipment and facilities. Income from such obligations is generally exempt from state and local taxes in the state of issuance. Municipal leases frequently involve special risks not normally associated with general obligations or revenue bonds. Leases and installment purchase or conditional sale contracts (which normally provide for title to the leased asset to pass eventually to the governmental issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting the constitutional and statutory requirements for the issuance of debt. The debt issuance limitations are deemed to be inapplicable because of the inclusion in many leases or contracts of "non-appropriation" clauses that relieve the governmental issuer of any obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis. In addition, such leases or contracts may be subject to the temporary abatement of payments in the event the issuer is prevented from maintaining occupancy of the leased premises or utilizing the leased equipment. Although the obligations may be secured by the leased equipment or facilities, the disposition of the property in the event of non-appropriation or foreclosure might prove difficult, time consuming and costly, and result in a delay in recovering or the failure to fully recover the trust's original investment. To the extent that the trust invests in unrated municipal leases or participates in such leases, the credit quality rating and risk of cancellation of such unrated leases will be monitored on an ongoing basis.

Certificates of participation represent undivided interests in municipal leases, installment purchase agreements or other instruments. The certificates are typically issued by a trust or other entity, which has received an assignment of the payments to be made by the state or political subdivision under such leases or installment purchase agreements. Such participations provide the trust with the right to a pro rata undivided interest in the underlying municipal securities. In addition, such participations generally provide the trust with the right to demand payment, on not more than seven days' notice, of all or any part of the trust's participation interest in the underlying municipal securities, plus accrued interest.

Certain municipal lease obligations and certificates of participation may be deemed to be illiquid for the purpose of the trust's limitation on investments in illiquid securities. Other municipal lease obligations and certificates of participation acquired by the trust may be determined by Pioneer, pursuant to guidelines adopted by the Trustees, to be liquid securities for the purpose of such limitation. In determining the liquidity of municipal lease obligations and certificates of participation, Pioneer will consider a variety of factors, including: (i) the willingness of dealers to bid for the security; (ii) the number of dealers willing to purchase or sell the obligation and the number of other potential buyers; (iii) the frequency of trades or quotes for the obligation; and (iv) the nature of the marketplace trades. In addition, Pioneer will consider factors unique to particular lease obligations and certificates of participation affecting the marketability thereof. These include the general creditworthiness of the issuer, the importance to the issuer of the property covered by the lease and the likelihood that the marketability of the obligation will be maintained throughout the time the obligation is held by the trust.

Municipal Notes. Municipal Securities in the form of notes generally are used to provide for short-term capital needs, in anticipation of an issuer's receipt of other revenues or financing, and typically have maturities of up to three years. Such instruments may include tax anticipation notes, revenue anticipation notes, bond anticipation notes, tax and revenue anticipation notes and construction loan notes. Tax anticipation notes are issued to finance the working capital needs of governments. Generally, they are issued in anticipation of various tax revenues, such as income, sales, property, use and business taxes, and are payable from these specific future taxes. Revenue anticipation notes are issued in expectation of receipt of other kinds of revenue, such as federal revenues available under federal revenue sharing programs. Bond anticipation notes are issued to provide interim financing until long-term bond financing can be arranged. In most cases, the long-term bonds then provide the funds needed for repayment of the notes. Tax and revenue anticipation notes combine the funding sources of both tax anticipation notes and revenue anticipation notes. Construction loan notes are sold to provide construction financing. Mortgage notes insured by the Federal Housing Authority secure these notes; however, the proceeds from the insurance may be less than the economic equivalent of the payment of principal and interest on the mortgage note if there has been a default. The anticipated revenues from taxes, grants or bond financing generally secure the obligations of an issuer of municipal notes. An investment in such instruments, however, presents a risk that the anticipated revenues will not be received or that such revenues will be insufficient to satisfy the issuer's payment obligations under the notes or that refinancing will be otherwise unavailable.

Tax-Exempt Commercial Paper. Issues of commercial paper typically represent short-term, unsecured, negotiable promissory notes. These obligations are issued by state and local governments and their agencies to finance working capital needs of municipalities or to provide interim construction financing and are paid from general revenues of municipalities or are refinanced with long-term debt. In most cases, tax-exempt commercial paper is backed by letters of credit, lending agreements, note repurchase agreements or other credit facility agreements offered by banks or other institutions.

Pre-Refunded Municipal Securities. The principal of and interest on pre-refunded municipal securities are no longer paid from the original revenue source for the securities. Instead, the source of such payments is typically an escrow fund consisting of U.S. Government Securities. The assets in the escrow fund are derived from the proceeds of refunding bonds issued by the same issuer as the pre-refunded municipal securities. Issuers of municipal securities use this advance refunding technique to obtain more favorable terms with respect to securities that are not yet subject to call or redemption by the issuer. For example, advance refunding enables an issuer to refinance debt at lower market interest rates, restructure debt to improve cash flow or eliminate restrictive covenants in the indenture or other governing instrument for the pre-refunded municipal securities. However, except for a change in the revenue source from which principal and interest payments are made, the pre-refunded municipal securities remain outstanding on their original terms until they mature or are redeemed by the issuer.

Private Activity Bonds. Private activity bonds, formerly referred to as industrial development bonds, are issued by or on behalf of public authorities to obtain funds to provide privately operated housing facilities, airport, mass transit or port facilities, sewage disposal, solid waste disposal or hazardous waste treatment or disposal facilities and certain local facilities for water supply, gas or electricity. Other types of industrial development bonds, the proceeds of which are used for the construction, equipment, repair or improvement of privately operated industrial or commercial facilities, may constitute municipal securities, although the current federal tax laws place substantial limitations on the size of such issues. The trust's distributions of its interest income from private activity bonds may subject certain investors to the federal alternative minimum tax.

Tender Option Bonds. A tender option bond is a municipal security (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate substantially higher than prevailing short-term, tax-exempt rates. The bond is typically issued with the agreement of a third party, such as a bank, broker-dealer or other financial institution, which grants the security holders the option, at periodic intervals, to tender their securities to the institution and receive the face value thereof. As consideration for providing the option, the financial institution receives periodic fees equal to the difference between the bond's fixed coupon rate and the rate, as determined by a remarketing or similar agent at or near the commencement of such period, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term, tax-exempt rate. However, an institution will not be obligated to accept tendered bonds in the event of certain defaults or a significant downgrade in the credit rating assigned to the issuer of the bond. The liquidity of a tender option bond is a function of the credit quality of both the bond issuer and the financial institution providing liquidity. Tender option bonds are deemed to be liquid unless, in the opinion of Pioneer, the credit quality of the bond issuer and the financial institution is deemed, in light of the trust's credit quality requirements, to be inadequate and the bond would not otherwise be readily marketable. The trust intends to invest in tender option bonds the interest on which will, in the opinion of bond counsel, counsel for the issuer of interests therein or counsel selected by Pioneer, be exempt from regular federal income tax. However, because there can be no assurance that the Internal Revenue Service (the "IRS") will agree with such counsel's opinion in any particular case, there is a risk that the trust will not be considered the owner of such tender option bonds and thus will not be entitled to treat such interest as exempt from such tax. Additionally, the federal income tax treatment of certain other aspects of these investments, including the proper tax treatment of tender option bonds and the associated fees in relation to various regulated investment company tax provisions is unclear. The trust intends to manage their portfolios in a manner designed to eliminate or minimize any adverse impact from the tax rules applicable to these investments.

Auction Rate Securities. The trust may invest in auction rate securities. Auction rate securities include auction rate municipal securities and auction rate preferred securities issued by closed-end investment companies that invest primarily in municipal securities (collectively, "auction rate securities"). Provided that the auction mechanism is successful, auction rate securities usually permit the holder to sell the securities in an auction at par value at specified intervals. The dividend is reset by "Dutch" auction in which bids are made by broker-dealers and other institutions for a certain amount of securities at a specified minimum yield. The dividend rate set by the auction is the lowest interest or dividend rate that covers all securities offered for sale. While this process is designed to permit auction rate securities to be traded at par value, there is some risk that an auction will fail due to insufficient demand for the securities. The trust will take the time remaining until the next scheduled auction date into account for purpose of determining the securities' duration.

Dividends on auction rate preferred securities issued by a closed-end fund may be designated as exempt from federal income tax to the extent they are attributable to exempt income earned by the fund on the securities in its portfolio and distributed to holders of the preferred securities, provided that the preferred securities are treated as equity securities for federal income tax purposes and the closed-end fund complies with certain tests under the Internal Revenue Code of 1986, as amended (the "Code"). The trust's investments in auction rate securities of closed-end funds are subject to the limitations prescribed by the 1940 Act.

Illiquid Securities. The trust may invest in bonds or other municipal securities that lack a secondary trading market or are otherwise considered illiquid. Liquidity of a security relates to the ability to easily dispose of the security and the price to be obtained upon disposition of the security, which may be less than would be obtained for a comparable more liquid security. The trust may invest up to [ ]% of its total assets in investments that are not readily marketable, and it may also invest in securities that are subject to contractual restrictions on resale (other than securities issued pursuant to Rule 144A under the Securities Act and certain commercial paper that Pioneer determines to be liquid under procedures approved by the Board of Trustees). Such investments may affect the trust's ability to realize the net asset value in the event of a voluntary or involuntary liquidation of its assets. See "Net Asset Value" for information with respect to the valuation of illiquid securities.

Structured Securities. The trust may invest in structured securities. The value of the principal and/or interest on such securities is determined by reference to changes in the value of specific currencies, interest rates, commodities, indices or other financial indicators ("Reference") or the relative change in two or more References. The interest rate or the principal amount payable upon maturity or redemption may be increased or decreased depending upon changes in the Reference. The terms of the structured securities may provide in certain circumstances that no principal is due at maturity and, therefore, may result in a loss of the trust's investment. Changes in the interest rate or principal payable at maturity may be a multiple of the changes in the value of the Reference. Consequently, structured securities may entail a greater degree of market risk than other types of fixed income securities.

Residual Interest Municipal Bonds. The trust may invest up to [ ]% of its total assets] in Residual Interest Municipal Bonds ("RIBS"), the interest on which bears an inverse relationship to the interest rate on another security or the value of an index. An investment in RIBS typically will involve greater risk than an investment in a fixed rate bond. Because increases in the interest rate on the other security or index reduce the residual interest paid on a RIB, the value of a RIB is generally more volatile than that of a fixed rate bond.RIBS have interest rate adjustment formulas that generally reduce or, in the extreme, eliminate the interest paid to the Fund when short-term interest rates rise, and increase the interest paid to the trust when short-term interest rates fall. RIBS have varying degrees of liquidity that approximate the liquidity of the underlying bond(s), and the market price for these securities is volatile. These securities generally will underperform the market of fixed rate bonds in a rising interest rate environment, but tend to outperform the market of fixed rate bonds when interest rates are declining.

Insurance. The trust may invest in "insured" tax-exempt municipal securities, which are securities for which scheduled payments of interest and principal are guaranteed by a private (non-governmental) insurance company. The insurance only entitles the trust to receive the face or par value of the securities held by the trust. The insurance does not guarantee the market value of the municipal securities or the value of the shares of the trust. The trust may utilize new issue or secondary market insurance. A bond issuer who wishes to increase the credit rating of a security purchases a new issue insurance policy. By paying a premium and meeting the insurer's underwriting standards, the bond issuer is able to obtain a high credit rating (usually, Aaa from Moody's or AAA from Standard & Poor's) for the issued security. Such insurance is likely to increase the purchase price and resale value of the security. New issue insurance policies are non-cancelable and continue in force as long as the bonds are outstanding. A secondary market insurance policy is purchased by an investor subsequent to a bond's original issuance and generally insures a particular bond for the remainder of its term.

Standby Commitments. In order to enhance the liquidity of municipal securities, the trust may acquire the right to sell a security to another party at a guaranteed price and date. Such a right to resell may be referred to as a "standby commitment" or liquidity put, depending on its characteristics. The aggregate price which the trust pays for securities with standby commitments may be higher than the price which otherwise would be paid for the securities. Standby commitments may not be available or may not be available on satisfactory terms. Standby commitments may involve letters of credit issued by domestic or foreign banks supporting the other party's ability to purchase the security. The right to sell may be exercisable on demand or at specified intervals, and may form part of a security or be acquired separately by the trust.

The trust values at amortized cost municipal securities, which are subject to standby commitments. The exercise price of the standby commitments is expected to approximate such amortized cost. No value is assigned to the standby commitments for purposes of determining the trust's net asset value. The cost of a standby commitment is carried as unrealized depreciation from the time of purchase until it is exercised or expires. Since the value of a standby commitment is dependent on the ability of the standby commitment writer to meet its obligation to repurchase, the trust's policy is to enter into standby commitment transactions only with banks, brokers or dealers that present a minimal risk of default.

Zero Coupon Securities. The securities in which the trust invests may include zero coupon securities, which are debt obligations that are issued or purchased at a significant discount from face value. The discount approximates the total amount of interest the security will accrue and compound over the period until maturity or the particular interest payment date at a rate of interest reflecting the market rate of the security at the time of issuance. Zero coupon securities do not require the periodic payment of interest. These investments benefit the issuer by mitigating its need for cash to meet debt service, but generally require a higher rate of return to attract investors who are willing to defer receipt of cash. These investments may experience greater volatility in market value than securities that make regular payments of interest. The trust accrues income on these investments for tax and accounting purposes, which is distributable to shareholders and which, because no cash is received at the time of accrual, may require the liquidation of other portfolio securities to satisfy the trust's distribution obligations, in which case the trust will forgo the purchase of additional income producing assets with these funds.

Other Investment Companies. The trust may invest in the securities of other investment companies to the extent that such investments are consistent with the trust's investment objective and policies and permissible under the 1940 Act. Under one provision of the 1940 Act, the trust may not acquire the securities of other investment companies if, as a result, (i) more than 10% of the trust's total assets would be invested in securities of other investment companies, (ii) such purchase would result in more than 3% of the total outstanding voting securities of any one investment company being held by the trust, or (iii) more than 5% of the trust's total assets would be invested in any one investment company. Other provisions of the 1940 Act are less restrictive provided that the trust is able to meet certain conditions. These limitations do not apply to the purchase of shares of any investment company in connection with a merger, consolidation, reorganization or acquisition of substantially all the assets of another investment company. However, Pioneer has an exemptive order from the SEC that permits the trust to invest cash balances in money market funds managed by Pioneer.

The trust, as a holder of the securities of other investment companies, will bear its pro rata portion of the other investment companies' expenses, including advisory fees. These expenses are in addition to the direct expenses of the trust's own operations.

Defensive and Temporary Investments. Normally, the trust invests substantially all of its assets to meet its investment objective. The trust may invest the remainder of its assets in cash or cash equivalent short-term obligations, including, but not limited to, short-term municipal obligations, certificates of deposit, commercial paper, short-term notes, obligations issued or guaranteed by the U.S. Government, its agencies, authorities or instrumentalities and repurchase agreements. Interest on certain of these short-term obligations will be subject to federal income tax. The trust may also invest all or any portion of its assets in such instruments for temporary or defensive purposes. During such periods, the trust may not be able to achieve its investment objective.

Strategic Transactions. The trust may, but is not required to, use various strategic transactions described below to earn income, facilitate portfolio management and mitigate risks. Such strategic transactions are generally accepted under modern portfolio management and are regularly used by many mutual funds and other institutional investors. Although Pioneer seeks to use the practices to further the trust's investment objective, no assurance can be given that these practices will achieve this result.

The trust may purchase and sell derivative instruments such as exchange-listed and over-the-counter put and call options on securities, financial futures, equity, fixed-income and interest rate indices, and other financial instruments, purchase and sell financial futures contracts and options thereon, and enter into various interest rate transactions such as swaps, caps, floors or collars. The trust also may purchase derivative instruments that combine features of these instruments. Collectively, all of the above are referred to as "Strategic Transactions." The trust generally seeks to use Strategic Transactions as a portfolio management or hedging technique to seek to protect against possible adverse changes in the market value of securities held in or to be purchased for the trust's portfolio, protect the value of the trust's portfolio, facilitate the sale of certain securities for investment purposes, manage the effective interest rate exposure of the trust, manage the effective maturity or duration of the trust's portfolio, or establish positions in the derivatives markets as a temporary substitute for purchasing or selling particular securities. The trust may use Strategic Transactions to enhance potential gain, although no more than 5% of the trust's total assets will be committed to initial margin for Strategic Transactions for non-hedging purposes.

Strategic Transactions have risks, including the imperfect correlation between the value of such instruments and the underlying assets, the possible default of the other party to the transaction or illiquidity of the derivative instruments. Furthermore, the ability to successfully use Strategic Transactions depends on Pioneer's ability to predict pertinent market movements, which cannot be assured. Thus, the use of Strategic Transactions may result in losses greater than if they had not been used, may require the trust to sell or purchase portfolio securities at inopportune times or for prices other than current market values, may limit the amount of appreciation the trust can realize on an investment, or may cause the trust to hold a security that it might otherwise sell. Additionally, amounts paid by the trust as premiums and cash or other assets held in margin accounts with respect to Strategic Transactions are not otherwise available to the trust for investment purposes.

A more complete discussion of Strategic Transactions and their risks is contained in the statement of additional information.

Repurchase Agreements. The trust may enter into repurchase agreements with broker-dealers, member banks of the Federal Reserve System and other financial institutions. Repurchase agreements are arrangements under which the trust purchases securities and the seller agrees to repurchase the securities within a specific time and at a specific price. The repurchase price is generally higher than the trust's purchase price, with the difference being income to the trust. Under the direction of the Board of Trustees, Pioneer reviews and monitors the creditworthiness of any institution that enters into a repurchase agreement with the trust. The counterparty's obligations under the repurchase agreement are collateralized with U.S. Treasury and/or agency obligations with a market value of not less than 100% of the obligations, valued daily. Collateral is held by the trust's custodian in a segregated, safekeeping account for the benefit of the trust. Repurchase agreements afford the trust an opportunity to earn income on temporarily available cash at low risk. In the event of commencement of bankruptcy or insolvency proceedings with respect to the seller of the security before repurchase of the security under a repurchase agreement, the trust may encounter delay and incur costs before being able to sell the security. Such a delay may involve loss of interest or a decline in price of the security. If the court characterizes the transaction as a loan and the trust has not perfected a security interest in the security, the trust may be required to return the security to the seller's estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, the trust would be at risk of losing some or all of the principal and interest involved in the transaction.

Lending of Portfolio Securities. The trust may lend portfolio securities to registered broker-dealers or other institutional investors deemed by Pioneer to be of good standing under agreements which require that the loans be secured continuously by collateral in cash, cash equivalents or U.S. Treasury bills maintained on a current basis at an amount at least equal to the market value of the securities loaned. The trust continues to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned as well as the benefit of an increase and the detriment of any decrease in the market value of the securities loaned and would also receive compensation based on investment of the collateral. The trust would not, however, have the right to vote any securities having voting rights during the existence of the loan, but would call the loan in anticipation of an important vote to be taken among holders of the securities or of the giving or withholding of consent on a material matter affecting the investment.

As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. The trust will lend portfolio securities only to firms that have been approved in advance by the Board of Trustees, which will monitor the creditworthiness of any such firms. At no time would the value of the securities loaned exceed 33 1/3% of the value of the trust's total assets.

Portfolio Turnover. It is the policy of the trust not to engage in trading for short-term profits although portfolio turnover rate is not considered a limiting factor in the execution of investment decisions for the trust.

Benefits of Investing in the Trust

Investment in the trust offers the individual investor several potential benefits. The trust provides income the majority of which is exempt from regular federal income tax. In managing a portfolio of municipal securities, Pioneer provides professional management, which includes the extensive credit analysis needed to invest in municipal securities. The trust also relieves the investor of the burdensome administrative details involved in managing a portfolio of such investments. Additionally, Pioneer may seek to enhance the yield or capital appreciation of the trust's common shares by leveraging the trust's capital structure through the issuance of preferred shares or short-term debt securities or the borrowing of money. These benefits are at least partially offset by the expenses involved in running an investment company. Such expenses primarily consist of advisory fees and operational costs. The use of leverage also involves certain expenses and risk considerations. See "Risk Factors--Leverage" and "Leverage."

Pioneer's Investment Approach

Pioneer considers both broad economic and issuer specific factors in selecting a portfolio designed to achieve the trust's investment objective. In assessing the appropriate maturity, rating, and sector weightings of the trust's portfolio, Pioneer considers a variety of factors that are expected to influence economic activity and interest rates. These factors include fundamental economic indicators, such as the rates of economic growth and inflation, Federal Reserve monetary policy and the relative value of the U.S. dollar compared to other currencies. Once Pioneer determines the preferable portfolio characteristics, Pioneer selects individual securities based upon the terms of the securities (such as yields compared to U.S. Treasuries or comparable issues), liquidity and rating, sector and issuer diversification. Pioneer also employs due diligence and fundamental research to assess an issuer's credit quality. In making these portfolio decisions, Pioneer relies on the knowledge, experience and judgment of its staff who have access to a wide variety of research.

Pioneer's analysis of issuers may include, among other things, historic and current financial conditions, current and anticipated cash flow and borrowing requirements, value of assets in relation to historical costs, strength of management, responsiveness to business conditions, credit standing, and current and anticipated results of operations. While Pioneer considers as one factor in its credit analysis the ratings assigned by the rating services, Pioneer performs its own independent credit analysis of issuers and, consequently, the trust may invest, without limit, in unrated securities. As a result, the trust's ability to achieve its investment objective may depend to a greater extent on Pioneer's own credit analysis than investment companies which invest in higher rated securities.

In making these portfolio decisions, Pioneer relies on the knowledge, experience and judgment of its staff who have access to a wide variety of research. The trust may continue to hold securities that are downgraded after the trust purchases them and will sell such securities only if, in Pioneer's judgment, it is advantageous to sell such securities.

                                    LEVERAGE

The trust may issue preferred shares or borrow or issue short-term debt securities to increase its assets available for investment. The trust is authorized to issue preferred shares or issue debt obligations to the maximum extent permitted by the 1940 Act. The trust currently anticipates that it will issue, as soon as practicable after the closing of this offering, preferred shares with an aggregate liquidation preference of up to 331/3% of the trust's total assets. The trust generally will not issue preferred shares or borrow unless Pioneer expects that the trust will achieve a greater return on such borrowed funds than the additional costs the trust incurs as a result of such borrowing. The trust also may borrow money as a temporary measure for extraordinary or emergency purposes, including the payment of dividends and the settlement of securities transactions which otherwise might require untimely dispositions of the trust's holdings. When the trust leverages its assets, the fees paid to Pioneer for investment advisory and management services will be higher than if the trust did not borrow because Pioneer's fees are calculated based on the trust's total assets including the proceeds of the issuance of preferred shares or any outstanding borrowings. Consequently, the trust and Pioneer may have differing interests in determining whether to leverage the trust's assets. The Board of Trustees will monitor this potential conflict.

The trust's use of leverage is premised upon the expectation that the trust's preferred share dividends or borrowing cost will be lower than the return the trust achieves on its investments with the proceeds of the issuance of preferred shares or borrowing. Such difference in return may result from the trust's higher credit rating or the short-term nature of its borrowing compared to the long-term nature of its investments in municipal securities. The holders of common shares will be the beneficiaries of the incremental return. Should the differential between the underlying assets and cost of leverage narrow, the incremental return "pick up" will be reduced. Furthermore, if long-term rates rise or the trust otherwise incurs losses on its investments, the trust's net asset attributable to its common shares will reflect the decline in the value of portfolio holdings resulting therefrom.

Leverage creates risks that may adversely affect the return for the holders of common shares, including:

o the likelihood of greater volatility of the net asset value and market price of common shares;

o fluctuations in the dividend rates on any preferred shares or in interest rates on borrowings and short-term debt;

o     increased operating costs, which may reduce the trust's total return; and

o the potential for a decline in the value of an investment acquired with borrowed funds, while the trust's obligations under such borrowing remains fixed.

To the extent the income or capital appreciation derived from securities purchased with funds received from leverage exceeds the cost of leverage, the trust's return will be greater than if leverage had not been used. Conversely, if the income or capital appreciation from the securities purchased with such funds is not sufficient to cover the cost of leverage or if the trust incurs capital losses, the return of the trust will be less than if leverage had not been used, and therefore the amount available for distribution to shareholders as dividends and other distributions will be reduced or potentially eliminated. Pioneer may determine to maintain the trust's leveraged position if it expects that the long-term benefits to the trust's shareholders of maintaining the leveraged position will outweigh the current reduced return. Capital raised through the issuance of preferred shares or borrowing will be subject to dividend payments or interest costs that may or may not exceed the income and appreciation on the assets purchased. The issuance of additional classes of preferred shares involves offering expenses and other costs and may limit the trust's freedom to pay dividends on common shares or to engage in other activities. The trust also may be required to maintain minimum average balances in connection with borrowings or to pay a commitment or other fee to maintain a line of credit; either of these requirements will increase the cost of borrowing over the stated interest rate.

The trust may be subject to certain restrictions on investments imposed by guidelines of one or more nationally recognized rating organizations that may issue ratings for the preferred shares or short-term debt instruments issued by the trust. These guidelines may impose asset coverage or portfolio composition requirements that are more stringent than those imposed by the 1940 Act. Certain types of borrowings may result in the trust being subject to covenants in credit agreements, including those relating to asset coverage, borrowing base and portfolio composition requirements and additional covenants that may affect the trust's ability to pay dividends and distributions on common shares in certain instances. The trust may also be required to pledge its assets to the lenders in connection with certain types of borrowing. Pioneer does not anticipate that these covenants or restrictions will adversely affect its ability to manage the trust's portfolio in accordance with the trust's investment objective and policies. Due to these covenants or restrictions, the trust may be forced to liquidate investments at times and at prices that are not favorable to the trust, or the trust may be forced to forgo investments that Pioneer otherwise views as favorable.

Under the 1940 Act, the trust is not permitted to issue preferred shares unless immediately after such issuance the value of the trust's portfolio is at least 200% of the liquidation value of the outstanding preferred shares (i.e., such liquidation value may not exceed 50% of the value of the trust's total assets). In addition, the trust is not permitted to declare any cash dividend or other distribution on its common shares unless, at the time of such declaration, the value of the trust's portfolio (determined after deducting the amount of such dividend or distribution) is at least 200% of such liquidation value. In the event preferred shares are issued, the trust intends, to the extent possible, to purchase or redeem preferred shares from time to time to maintain coverage of any preferred shares of at least 200%. Under the 1940 Act, the trust is not permitted to incur indebtedness unless immediately after such borrowing the trust has asset coverage of at least 300% of the aggregate outstanding principal balance of indebtedness (i.e., such indebtedness may not exceed 33 1/3% of the value of the trust's total assets). Additionally, under the 1940 Act, the trust may not declare any dividend or other distribution upon any class of its shares, or purchase any such shares, unless the aggregate indebtedness of the trust has, at the time of the declaration of any such dividend or distribution or at the time of any such purchase, an asset coverage of at least 300% after deducting the amount of such dividend, distribution, or purchase price, as the case may be.

If and to the extent that the trust employs leverage will depend on many factors, the most important of which are investment outlook, market conditions and interest rates. Successful use of a leveraging strategy depends on Pioneer's ability to predict correctly interest rates and market movements. There is no assurance that a leveraging strategy will be successful during any period in which it is employed. None of the other investment companies managed by Pioneer use leverage to a material extent or as part of a systematic investment program.

Assuming the trust issues preferred shares with a liquidation preference equal to approximately 33 1/3% of the trust's total assets and an annual dividend rate of [ ]% of such liquidation preference (which rate is approximately the rate which Pioneer expects the trust to pay), based on market rates as of the date of this prospectus, the trust would need to achieve an annual return on its total assets of [ ]% in order to cover such dividend payments on the preferred shares.

The following table illustrates the hypothetical effect on the return to a holder of the trust's common shares of the leverage obtained by issuing preferred shares with a liquidation value equal to 33 1/3% of the trust's total assets, assuming hypothetical annual returns of the trust's portfolio of minus 10% to plus 10%. As the table shows, leverage generally increases the return to shareholders when portfolio return is positive and greater than the cost of leverage and decreases the return when the portfolio return is negative or less than the cost of leverage. The figures appearing in the table are hypothetical and actual returns may be greater or less than those appearing in the table.

Assumed portfolio return (net of expenses)..........  (10.00)%    (5.00)%     0.00%     5.00%    10.00%
Corresponding common share return.................... [    ]      [    ]      [   ]     [   ]    [   ]

Until the trust issues preferred shares or borrows, the trust's common shares will not be leveraged, and the risks and special considerations related to leverage described in this prospectus will not apply. Such leveraging of the common shares cannot be fully achieved until the proceeds resulting from the use of leverage have been invested in tax exempt longer term debt instruments in accordance with the trust's investment objective and policies.

                                  RISK FACTORS

General. The trust is a diversified, closed-end management investment company designed primarily as a long-term investment and not as a trading tool. Because the trust invests predominantly in tax-exempt, including high yield municipal securities, an investment in the trust's common shares may be speculative in that it involves a high degree of risk. The trust should not constitute a complete investment program. Due to the uncertainty in all investments, there can be no assurance that the trust will achieve its investment objective.

No Operating History. The trust is a newly organized closed-end management investment company and has no operating history or history of public trading.

Market Discount Risk. Shares of closed-end funds frequently trade at a price lower than their net asset value. This is commonly referred to as "trading at a discount." This characteristic of shares of closed-end funds is a risk separate and distinct from the risk that the trust's net asset value may decrease. Investors who sell their shares within a relatively short period after completion of the public offering are likely to be exposed to this risk. Accordingly, the trust is designed primarily for long-term investors and should not be considered a vehicle for trading purposes. The net asset value of the trust will be reduced following the offering by the underwriting discount and the amount of offering expenses paid by the trust.

Municipal Bond Market Risk. The yields on and market prices of municipal securities are dependent on a variety of factors, including general conditions of the municipal securities market, the size of a particular offering, the maturity of the obligation, and the rating of the issue. The value of outstanding municipal securities will vary as a result of changing evaluations of the ability of their issuers to meet the interest and principal payments. Such values will also change in response to changes in the interest rates payable on new issues of municipal securities. Changes in the value of the municipal securities held in the trust's portfolio arising from these or other factors will cause changes in the trust's net asset value per share.

The ability of a municipal issuer to repay obligations on municipal securities, other than private activity bonds, are subject to the risk that the municipal issuer of the securities will not have sufficient revenues from taxes and other sources of income to pay interest and repay principal on the municipal obligations. The level of municipal income may be adversely affected by various factors, including general economic activity and real estate values and changes in governmental expenses. The obligations of the issuer to pay the principal of and interest on a municipal security are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Act, and laws, if any, that may be enacted by Congress or state legislatures extending the time for payment of principal or interest or imposing other constraints upon the enforcement of such obligations. There is also the possibility that, as a result of litigation or other conditions, the power or ability of the issuer to pay when due the principal of or interest on a municipal security may be materially affected.

The amount of public information available about municipal bonds is generally less than that for corporate equities or bonds, and the investment performance of the trust may therefore be more dependent on the analytical abilities of the trust's investment adviser than would be a stock fund or taxable bond fund. The secondary market for municipal bonds, particularly the below investment grade bonds in which the trust will invest, also tends to be less well-developed or liquid than many other securities markets, which may adversely affect the trust's ability to sell its bonds at attractive prices.

Municipal leases, certificates of participation and moral obligation bonds frequently involve special risks not normally associated with general obligation or revenue bonds. In particular, these instruments permit governmental issuers to acquire property and equipment without meeting constitutional and statutory requirements for the issuance of debt. If, however, the governmental issuer does not periodically appropriate money to enable it to meet its payment obligations under these instruments, it cannot be legally compelled to do so. If a default occurs, it is likely that the trust would be unable to obtain another acceptable source of payment. Some municipal leases, certificates of participation and moral obligation bonds may be illiquid.

Municipal securities may be backed by letters of credit or other forms of credit enhancement issued by domestic or foreign banks or by other financial institutions. The credit quality of these banks and financial institutions could, therefore, cause a loss to the trust. Letters of credit and other obligations of foreign banks and financial institutions may involve risks in addition to those of domestic obligations because of less publicly available financial and other information, less securities regulation, potential imposition of foreign withholding and other taxes, war, expropriation or other adverse governmental actions. Foreign banks and their foreign branches are not regulated by U.S. banking authorities, and are generally not bound by the accounting, auditing and financial reporting standards applicable to U.S.
banks.

The trust may invest 25% or more of the value of its total assets in municipal securities that are related in such a way that an economic, business or political development or change affecting one municipal security would also affect the other municipal security held by the trust. The trust may invest all of its assets in municipal securities the interest on which is paid solely from revenues from similar projects such as hospitals, electric utility systems, multi-family housing, nursing homes, commercial facilities or life care facilities and in industrial development bonds. The trust is not required to diversify its holding in municipal securities among a fixed number of states and, consequently, the trust's portfolio may be adversely affected by developments in a single state or region. Concentration of the trust's investments in one or a limited number of states or industries will subject the trust, to a greater extent than if such investment was not so concentrated, to the risks of adverse economic, business or political developments affecting the particular state, industry or other area of concentration.

Tax Risk. The value of the trust's investments and its net asset value may be adversely impacted by changes in tax rates and policies. Because interest income from municipal securities is normally not subject to regular federal income taxation, the attractiveness of municipal securities in relation to other investment alternatives is affected by changes in federal income tax rates or changes in the tax-exempt status of interest income from municipal securities. Any proposed or actual changes in such rates or exempt status, therefore, can significantly affect the demand for and supply, liquidity and marketability of municipal securities. This could in turn affect the trust's net asset value and ability to acquire and dispose of municipal securities at desirable yield and price levels. Additionally, the trust is not a suitable investment for IRAs, other tax-exempt or tax-deferred accounts or for other investors who are not sensitive to the federal, state or local income tax consequences of their investments.

High Yield Municipal Securities. The trust intends to purchase debt securities which are rated below investment-grade (commonly referred to as "junk bonds"), that is, rated Ba or below by Moody's or BB or lower by Standard & Poor's and unrated securities judged to be of equivalent quality as determined by the trust's investment adviser. Investment in high yield municipal securities involves substantial risk of loss. Below investment grade debt securities or comparable unrated securities are commonly referred to as "junk bonds" and are considered predominantly speculative with respect to the issuer's ability to pay interest and principal and are susceptible to default or decline in market value due to adverse economic and business developments. The market values for high yield municipal securities tend to be very volatile, and these securities are less liquid than investment grade debt securities. For these reasons, your investment in the trust is subject to the following specific risks:

o Increased price sensitivity to changing interest rates and to a deteriorating economic environment;

o     Greater risk of loss due to default or declining credit quality;

o Adverse issuer specific events are more likely to render the issuer unable to make interest and/or principal payments; and

o If a negative perception of the high yield market develops, the price and liquidity of high yield securities may be depressed. This negative perception could last for a significant period of time.

Adverse changes in economic conditions are more likely to lead to a weakened capacity of a high yield issuer to make principal payments and interest payments than an investment grade issuer. The principal amount of high yield securities outstanding has proliferated in the past decade as an increasing number of issuers have used high yield securities for corporate financing. An economic downturn could severely affect the ability of highly leveraged issuers to service their debt obligations or to repay their obligations upon maturity. The percentage of defaults on high yield municipal securities as reported by Moody's were [ ]%, [ ]% and [ ]% in 2000, 2001 and 2002. If the national economy enters into a deeper recessionary phase during 2003 or interest rates rise sharply, the number of defaults by high yield municipal issuers is likely to increase. Similarly, down-turns in profitability in specific industries could adversely affect private activity bonds. The market values of lower quality debt securities tend to reflect individual developments of the issuer to a greater extent than do higher quality securities, which react primarily to fluctuations in the general level of interest rates. Factors having an adverse impact on the market value of lower quality securities may have an adverse effect on the trust's net asset value and the market value of its common shares. In addition, the trust may incur additional expenses to the extent it is required to seek recovery upon a default in payment of principal or interest on its portfolio holdings. In certain circumstances, the trust may be required to foreclose on an issuer's assets and take possession of its property or operations. In such circumstances, the trust would incur additional costs in disposing of such assets and potential liabilities from operating any business acquired.

The secondary market for high yield securities may not be as liquid as the secondary market for more highly rated securities, a factor which may have an adverse effect on the trust's ability to dispose of a particular security. There are fewer dealers in the market for high yield securities than investment grade obligations. The prices quoted by different dealers may vary significantly and the spread between the bid and asked price is generally much larger than for higher quality instruments. Under adverse market or economic conditions, the secondary market for high yield securities could contract further, independent of any specific adverse changes in the condition of a particular issuer, and these instruments may become illiquid. As a result, the trust could find it more difficult to sell these securities or may be able to sell the securities only at prices lower than if such securities were widely traded. Prices realized upon the sale of such lower rated or unrated securities, under these circumstances, may be less than the prices used in calculating the trust's net asset value.

Issuers of such high yield securities often are highly leveraged and may not have available to them more traditional methods of financing. Therefore, the risk associated with acquiring the securities of such issuers generally is greater than is the case with higher rated securities. For example, during an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of high yield securities may experience financial stress. During such periods, such issuers may not have sufficient revenues to meet their interest payment obligations. The issuer's ability to service its debt obligations may also be adversely affected by specific corporate developments, or the issuer's inability to meet specific projected business forecasts, or the unavailability of additional financing. The risk of loss from default by the issuer is significantly greater for the holders of high yield securities because such securities are generally unsecured and are often subordinated to other creditors of the issuer. Prices and yields of high yield securities will fluctuate over time and, during periods of economic uncertainty, volatility of high yield securities may adversely affect the trust's net asset value. In addition, investments in high yield zero coupon or pay-in-kind bonds, rather than income-bearing high yield securities, may be more speculative and may be subject to greater fluctuations in value due to changes in interest rates.

Credit Risk. Credit risk is the risk that an issuer of a municipal bond will become unable to meet its obligation to make interest and principal payments. The two principal classifications of municipal obligations are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its faith, credit, and taxing power for the payment of principal and interest. Revenue bonds are payable from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source, but not from the general taxing power. Sizable investments in these obligations could involve an increased risk to the trust should any of the related facilities experience financial difficulties. Private activity bonds are in most cases revenue bonds and do not generally carry the pledge of the credit of the issuing municipality.

Interest Rate Risk. Interest rate risk is the risk that bonds (and the trust's net assets) will decline in value because of changes in interest rates. In addition to the risks discussed above, high yield municipal securities are subject to certain risks, including:

o If interest rates go up, the value of debt securities in the trust's portfolio generally will decline;

o During periods of declining interest rates, the issuer of a security may exercise its option to prepay principal earlier than scheduled, forcing the trust to reinvest in lower yielding securities. This is known as call or prepayment risk. High yield municipal securities frequently have call features that allow the issuer to repurchase the security prior to its stated maturity. An issuer may redeem a high yield obligation if the issuer can refinance the debt at a lower cost due to declining interest rates or an improvement in the credit standing of the issuer; and

o Pioneer's judgment about the attractiveness, relative value or potential appreciation of a particular sector, security or investment strategy may prove to be incorrect.

Maturity Risk. The trust may invest in municipal securities of any maturity. Interest rate risk will generally affect the price of a municipal security more if the security has a longer maturity. Municipal securities with longer maturities will therefore be more volatile than other fixed income securities with shorter maturities. Conversely, municipal securities with shorter maturities will be less volatile but generally provide lower returns than municipal securities with longer maturities. The average maturity of the trust's municipal security investments may affect the volatility of the trust's share price.

Call Risk. The issuers of municipal securities held by the trust may call, or prepay principal due on, their securities, particularly during periods of declining interest rates. The trust may not be able to reinvest that principal at attractive rates, reducing income to the trust. The trust also may lose the premium paid for the securities.

Illiquid Investments. The trust may invest up to [ ]% of its total assets in illiquid securities. Illiquid ities may be difficult to dispose of at a fair price at the times when the trust believes it is desirable to do so. The market price of illiquid securities generally is more volatile than that of more liquid securities, which may adversely affect the price that the trust pays for or recovers upon the sale of illiquid securities.

Illiquid securities are also more difficult to value and Pioneer's judgment may play a greater role in the valuation process. Investment of the trust's assets in illiquid securities may restrict the trust's ability to take advantage of market opportunities. The risks associated with illiquid securities may be particularly acute in situations in which the trust's operations require cash and could result in the trust borrowing to meet its short-term needs or incurring losses on the sale of illiquid securities.

Derivatives. Even a small investment in derivatives can have a significant impact on the trust's exposure to interest rates or currency exchange rates. If changes in a derivative's value do not correspond to changes in the value of the trust's other investments, the trust may not fully benefit from or could lose money on the derivative position. In addition, some derivatives involve risk of loss if the person who issued the derivative defaults on its obligation. Certain derivatives may be less liquid and more difficult to value.

Leverage. The trust may issue preferred shares, borrow money or issue debt securities to the maximum extent permitted by the 1940 Act. Leverage creates risks which may adversely affect the return for the holders of common shares, including:

o the likelihood of greater volatility of net asset value and market price of the trust's common shares;

o fluctuations in the dividend rates on any preferred shares or in interest rates on borrowings and short-term debt;

o     increased operating costs, which may reduce the trust's total return; and

o the potential for a decline in the value of an investment acquired with borrowed funds, while the trust's obligations under such borrowing remain fixed.

 To the extent the income or capital appreciation derived from securities purchased with funds received from leverage exceeds the cost of leverage, the trust's return will be greater than if leverage had not been used. Conversely, if the income or capital appreciation from the securities purchased with such funds is not sufficient to cover the cost of leverage or if the trust incurs capital losses, the return of the trust will be less than if leverage had not been used, and therefore the amount available for distribution to shareholders as dividends and other distributions will be reduced or potentially eliminated.

Certain types of borrowings may result in the trust being subject to covenants in credit agreements, including those relating to asset coverage, borrowing base and portfolio composition requirements and additional covenants that may affect the trust's ability to pay dividends and distributions on common shares in certain instances. The trust may also be required to pledge its assets to the lenders in connection with certain types of borrowing. The trust may be subject to certain restrictions on investments imposed by guidelines of one or more nationally recognized rating organizations, which may issue ratings for the preferred shares or short-term debt instruments issued by the trust. These guidelines may impose asset coverage or portfolio composition requirements that are more stringent than those imposed by the 1940 Act.

Anti-takeover Provisions. The trust's Agreement and Declaration of Trust and by-laws include provisions that could limit the ability of other entities or persons to acquire control of the trust or to change the composition of its Board of Trustees. Such provisions could limit the ability of shareholders to sell their shares at a premium over prevailing market prices by discouraging a third party from seeking to obtain control of the trust. These provisions include staggered terms of office for the Trustees, advance notice requirements for shareholder proposals, and super-majority voting requirements for certain transactions with affiliates, open-ending the trust or a merger, liquidation, asset sales and similar transactions.

                             MANAGEMENT OF THE TRUST

Trustees and Officers

The trust's Board of Trustees provides broad supervision over the affairs of the trust. The officers of the trust are responsible for the trust's operations. The Trustees and officers of the trust, together with their principal occupations during the past five years, are listed in the statement of additional information. Each of the Trustees serves as a Trustee of each of the 52 U.S. registered investment portfolios for which Pioneer serves as investment adviser.

Investment Adviser

The trust has contracted with Pioneer to act as its investment adviser. Pioneer is an indirect subsidiary of UniCredito. Pioneer is part of the global asset management group providing investment management and financial services to mutual funds, institutional and other clients. As of December 31, 2002, assets under management were approximately $108 billion worldwide, including over $22 billion in assets under management by Pioneer. As of December 31, 2002, Pioneer managed approximately $[ ] million in municipal securities and $[ ] billion in high yield securities. Certain Trustees or officers of the trust are also directors and/or officers of certain of UniCredito's subsidiaries.

As the trust's investment adviser, Pioneer provides the trust with investment research, advice and supervision and furnishes the trust with an investment program consistent with the trust's investment objective and policies, subject to the supervision of the trust's Trustees. Pioneer determines what portfolio securities will be purchased or sold, arranges for the placing of orders for the purchase or sale of portfolio securities, selects brokers or dealers to place those orders, maintains books and records with respect to the trust's securities transactions, and reports to the Trustees on the trust's investments and performance.

Compensation and Expenses

Under the management contract, the trust will pay to Pioneer monthly, as compensation for the services rendered and expenses paid by it, a fee equal on an annual basis to [ ]% of the trust's average weekly managed assets. Because the fee paid to Pioneer is determined on the basis of the trust's managed assets, Pioneer's interest in determining whether to leverage the trust may differ from the interests of the trust.

The trust's average weekly managed assets are determined for the purpose of calculating the management fee by taking the average of all the weekly determinations of total assets during a given calendar month. The fees are payable for each calendar month as soon as practicable after the end of that month.

Under the terms of its management contract with the trust, Pioneer pays all the operating expenses, including executive salaries and the rental of office space, relating to its services for the trust, with the exception of the following, which are to be paid by the trust: (a) charges and expenses for fund accounting, pricing and appraisal services and related overhead, including, to the extent such services are performed by personnel of Pioneer or its affiliates, office space and facilities and personnel compensation, training and benefits; (b) the charges and expenses of auditors; (c) the charges and expenses of any administrator, custodian, transfer agent, plan agent, dividend disbursing agent and registrar appointed by the trust; (d) issue and transfer taxes chargeable to the trust in connection with securities transactions to which the trust is a party; (e) insurance premiums, interest charges, expenses in connection with any preferred shares, dues and fees for membership in trade associations and all taxes and corporate fees payable by the trust to federal, state or other governmental agencies; (f) fees and expenses involved in registering and maintaining registrations of the trust and/or its shares with federal regulatory agencies, state or blue sky securities agencies and foreign jurisdictions, including the preparation of prospectuses and statements of additional information for filing with such regulatory authorities; (g) all expenses of shareholders' and Trustees' meetings and of preparing, printing and distributing prospectuses, notices, proxy statements and all reports to shareholders and to governmental agencies; (h) charges and expenses of legal counsel to the trust and the Trustees; (i) compensation of those Trustees of the trust who are not affiliated with or interested persons of Pioneer or the trust (other than as Trustees); (j) the cost of preparing and printing share certificates; (k) interest on borrowed money, if any; and (l) the fees and other expenses of listing the trust's shares on the New York Stock Exchange or any other national stock exchange; (m) any other expense that the trust, Pioneer or any other agent of the trust may incur (I) as a result of a change in the law or regulations,
(II) as a result of a mandate from the Board of Trustees with associated costs of a character generally assumed by similarly structured investment companies or
(III) that is similar to the expenses listed above, and that is approved by the Board of Trustees (including a majority of the Trustees who are not affiliates of Pioneer) as being an appropriate expense of the trust. In addition, the trust will pay all brokers' and underwriting commissions chargeable to the trust in connection with securities transactions to which the trust is a party.

Portfolio Manager

Day-to-day management of the trust's portfolio is the responsibility of a team of fixed income portfolio managers led by Kenneth J. Taubes. The team manages other Pioneer mutual funds investing primarily in fixed income securities. Mr. Taubes is responsible for overseeing the U.S. and global fixed income team. He joined Pioneer as a senior vice president in September 1998 and has been an investment professional since 1982. Prior to joining Pioneer, Mr. Taubes had served since 1991 as a senior vice president and senior portfolio manager for several Putnam Investments institutional accounts and mutual funds.

John A. Carey, the head of portfolio management and an executive vice president of Pioneer, supervises Mr. Taubes and his team. Mr. Carey joined Pioneer as an analyst and has been an investment professional since 1979.

        DIVIDENDS AND DISTRIBUTIONS; AUTOMATIC DIVIDEND REINVESTMENT PLAN

Dividends and Distributions

The trust intends to distribute dividends of all or a portion of its net investment income monthly to holders of common shares. It is expected that the trust will commence paying dividends to holders of common shares within approximately 90 days of the date of this prospectus. Dividends and distributions may be payable in cash or common shares, with the option to receive cash in lieu of the shares. The trust may at times in its discretion pay out less than the entire amount of net investment income earned in any particular period and may at times pay out such accumulated undistributed income in addition to net investment income earned in other periods in order to permit the trust to maintain a more stable level of distributions. As a result, the dividend paid by the trust to holders of common shares for any particular period may be more or less than the amount of net investment income earned by the trust during such period. The trust is not required to maintain a stable level of distributions to shareholders. For federal tax purposes, in order to obtain the favorable tax treatment afforded to a regulated investment company, the trust is required, and intends to distribute substantially all of its net investment income for each year. All or substantially all net realized capital gains, if any, will be distributed to the trust's shareholders at least annually.

Under the 1940 Act, the trust is not permitted to incur indebtedness unless immediately after such incurrence the trust has asset coverage of at least 300% of the aggregate outstanding principal balance of indebtedness. Additionally, under the 1940 Act, the trust may not declare any dividend or other distribution upon any class of its capital shares, or purchase any such capital shares, unless the aggregate indebtedness of the trust has, at the time of the declaration of any such dividend or distribution or at the time of any such purchase, an asset coverage of at least 300% after deducting the amount of such dividend, distribution, or purchase price, as the case may be.

While any preferred shares are outstanding, the trust may not declare any cash dividend or other distribution on its common shares, unless at the time of such declaration, (1) all accumulated preferred dividends have been paid and (2) the value of the trust's portfolio (determined after deducting the amount of such dividend or other distribution) is at least 200% of the liquidation value of the outstanding preferred shares (expected to be equal to the original purchase price per share plus any accumulated and unpaid dividends thereon).

In addition to the limitations imposed by the 1940 Act described above, certain lenders may impose additional restrictions on the payment of dividends or distributions on the common shares in the event of a default on the trust's borrowings. If the trust's ability to make distributions on its common shares is limited, such limitation could under certain circumstances impair the ability of the trust to maintain its qualification for taxation as a regulated investment company, which would have adverse tax consequences for shareholders. See "Leverage" and "U.S. Federal Income Tax Matters."

See "Automatic Dividend Reinvestment Plan" for information concerning the manner in which dividends and distributions to common shareholders may be automatically reinvested in common shares. Dividends (other than exempt-interest dividends) and distributions may be taxable to shareholders whether they are reinvested in shares of the trust or received in cash.

The yield on the trust's common shares will vary from period to period depending on factors including, but not limited to, market conditions, the timing of the trust's investment in portfolio securities, the securities comprising the trust's portfolio, changes in interest rates including changes in the relationship between short-term rates and long-term rates, the amount and timing of the use of borrowings and other leverage by the trust, the effects of leverage on the common shares discussed above under "Leverage," the timing of the investment of leverage proceeds in portfolio securities, the trust's net assets and its operating expenses. Consequently, the trust cannot guarantee any particular yield on its shares and the yield for any given period is not an indication or representation of future yields on the trust's shares.

Automatic Dividend Reinvestment Plan

Pursuant to the trust's Automatic Dividend Reinvestment Plan (the "Plan"), unless a shareholder is ineligible or elects otherwise, all dividend and capital
gains distributions are automatically reinvested by [        ] ("[        ]"),
as agent for shareholders in administering the Plan, or the Plan Agent, in additional common shares of the trust. In the event a dividend or capital gains distribution is declared in shares with the option to take cash and the shares are trading at a "market discount," as described below, the Plan provides that its distribution will be taken in cash and reinvested in accordance with the Plan. Shareholders who are ineligible or who elect not to participate in the Plan will receive all dividends and distributions payable in cash paid by check mailed directly to the shareholder of record (or, if the shares are held in
street or other nominee name, then to such nominee) by [        ], as dividend
paying agent. Such shareholders may elect not to participate in the Plan and to receive all distributions of dividends and capital gains in cash by sending
written instructions to [        ], as dividend paying agent, at the address set
forth below. Participation in the Plan is completely voluntary and may be terminated or resumed at any time without penalty by written notice if received by the Plan Agent not less than ten days prior to any dividend record date; otherwise, such termination will be effective with respect to any subsequently declared dividend or capital gains distribution.

Whenever the trust declares an ordinary income dividend or a capital gain dividend (collectively referred to as "dividends") payable either in shares or in cash, non-participants in the Plan will receive cash, and participants in the Plan will receive the equivalent in shares of common shares. The shares are acquired by the Plan Agent for the participant's account, depending upon the circumstances described below, either (i) through receipt of additional unissued but authorized common shares from the trust ("newly issued shares") or (ii) by purchase of outstanding common shares on the open market (open-market purchases) on the New York Stock Exchange or elsewhere. If, on the payment date for any dividend or distribution, the net asset value per share of the common shares is equal to or less than the market price per common share plus estimated brokerage commissions (such condition being referred to herein as "market premium"), the Plan Agent will invest the amount of such dividend or distribution in newly issued shares on behalf of the participant. The number of newly issued common shares to be credited to the participant's account will be determined by dividing the dollar amount of the dividend by the net asset value per share on the date the shares are issued, provided that the maximum discount from the then current market price per share on the date of issuance may not exceed 5%. If on the dividend payment date the net asset value per share is greater than the market value or premium (such condition being referred to herein as "market discount"), the Plan Agent will invest the dividend amount in shares acquired on behalf of the participant in open-market purchases. Prior to the time common shares commence trading on the New York Stock Exchange, participants in the Plan will receive any dividends in newly issued shares.

In the event of a market discount on the payment date for any dividend or distribution, the Plan Agent has until the last business day before the next date on which the shares trade on an "ex-dividend" basis or in no event more than 30 days after the dividend payment date (last purchase date) to invest the dividend amount in shares acquired in open-market purchases. It is contemplated that the trust will pay monthly income dividends. Therefore, the period during which open-market purchases can be made will exist only from the payment date on the dividend through the date before the next ex-dividend date, which typically will be approximately ten days. If, before the Plan Agent has completed its open-market purchases, the market price of a common share exceeds the net asset value per share, the average per share purchase price paid by the Plan Agent may exceed the net asset value of the trust's shares, resulting in the acquisition of fewer shares than if the dividend had been paid in newly issued shares on the dividend payment date. Because of the foregoing difficulty with respect to open-market purchases, the Plan provides that if the Plan Agent is unable to invest the full dividend amount in open-market purchases during the purchase period or if the market discount shifts to a market premium during the purchase period, the Plan Agent will cease making open-market purchases and will invest the uninvested portion of the dividend amount in newly issued shares at the close of business on the last purchase date.

The Plan Agent maintains all shareholders' accounts in the Plan and furnishes written confirmation of all transactions in the account, including information needed by shareholders for tax records. Dividend reinvestment is confirmed quarterly. Shares in the account of each Plan participant will be held by the Plan Agent in non-certificated form in the name of the participant, and each shareholder's proxy will include those shares purchased or received pursuant to the Plan. The Plan Agent will forward all proxy solicitation materials to participants and vote proxies for shares held pursuant to the Plan in accordance with the instructions of the participants.

In the case of shareholders such as banks, brokers or nominees which hold shares for others who are the beneficial owners, the Plan Agent will administer the Plan on the basis of the number of shares certified from time to time by the record shareholders as representing the total amount registered in the record shareholder's name and held for the account of beneficial owners who are to participate in the Plan.

There will be no brokerage charges with respect to shares issued directly by the trust as a result of dividends or capital gains distributions payable either in shares or in cash. However, each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent's open-market purchases in connection with the reinvestment of dividends.

The automatic reinvestment of dividends and distributions will not relieve participants of any federal, state or local income tax that may be payable (or required to be withheld) on such dividends. See "U.S. Federal Income Tax Matters."

Shareholders participating in the Plan may receive benefits not available to shareholders not participating in the Plan. If the market price plus commissions of the trust's shares is higher than the net asset value per share, participants in the Plan will receive shares of the trust at less than they could otherwise purchase them and will have shares with a cash value greater than the value of any cash distribution they would have received on their shares. If the market price plus commissions is below the net asset value per share, participants receive distributions of shares with a net asset value greater than the value of any cash distribution they would have received on their shares. However, there may be insufficient shares available in the market to make distributions in shares at prices below the net asset value. Also, since the trust does not redeem its shares, the price on resale may be more or less than the net asset value.

Experience under the Plan may indicate that changes are desirable. Accordingly, the trust reserves the right to amend or terminate the Plan. There is no direct service charge to participants in the Plan; however, the trust reserves the right to amend the Plan to include a service charge payable by the participants.

All correspondence concerning the Plan should be directed to the Plan Agent at
[         ].

                            CLOSED-END FUND STRUCTURE

The trust is a newly organized, diversified, closed-end management investment company (commonly referred to as a closed-end fund). Closed-end funds differ from open-end funds (which are generally referred to as mutual funds) in that closed-end funds generally list their shares for trading on a stock exchange and do not redeem their shares at the request of the shareholder. This means that if you wish to sell your shares of a closed-end fund you must trade them on the market like any other stock at the prevailing market price at that time. In a mutual fund, if the shareholder wishes to sell shares of the fund, the mutual fund will redeem or buy back the shares at net asset value. Also, mutual funds generally offer new shares on a continuous basis to new investors, and closed-end funds generally do not. The continuous inflows and outflows of assets in a mutual fund can make it difficult to manage the fund's investments. By comparison, closed-end funds are generally able to stay more fully invested in securities that are consistent with their investment objectives and also have greater flexibility to make certain types of investments and to use certain investment strategies, such as financial leverage and investments in illiquid securities.

Shares of closed-end funds frequently trade at a discount to their net asset value per share. Common shares of closed-end investment companies like the trust that invest predominantly in tax exempt securities have during some periods traded at prices higher than their net asset value (at a "premium") and during other periods traded at prices lower than their net asset value (at a "discount"). This is in part because the market price reflects the dividend yield on the common shares. When the yield on the net asset value per share is higher than yields generally available in the market for comparable securities, the market price will tend to reflect this by trading higher than the net asset value per share to adjust the yield to a comparable market rate. To the extent the common shares do trade at a discount, the trust's Board of Trustees may from time to time engage in open market repurchases or tender offers for shares after balancing the benefit to shareholders of the increase in the net asset value per share resulting from such purchases against the decrease in the assets of the trust and potential increase in the expense ratio of expenses to assets of the trust and consequent reduction in yield. The Board of Trustees believes that in addition to the beneficial effects described above, any such purchases or tender offers may result in the temporary narrowing of any discount but will not have any long-term effect on the level of any discount.

                         U.S. FEDERAL INCOME TAX MATTERS

The following is a summary discussion of certain U.S. federal income tax consequences that may be relevant to a shareholder acquiring, holding and disposing of common shares of the trust. This discussion addresses only U.S. federal income tax consequences to U.S. shareholders who hold their shares as capital assets and does not address all of the U.S. federal income tax consequences that may be relevant to particular shareholders in light of their individual circumstances. This discussion also does not address the tax consequences to shareholders who are subject to special rules, including, without limitation, financial institutions, insurance companies, dealers in securities, foreign shareholders, tax-exempt or tax-deferred plans, accounts, or entities, or investors who engage in constructive sale or conversion transactions. In addition, the discussion does not address state, local or foreign tax consequences, and it does not address any tax consequences other than U.S. federal income tax consequences. The discussion reflects applicable tax laws of the United States as of the date of this prospectus, which tax laws may be changed or subject to new interpretations by the courts or the Internal Revenue Services ("IRS") retroactively or prospectively. No attempt is made to present a detailed explanation of all U.S. federal income tax concerns affecting the trust or its shareholders, and the discussion set forth herein does not constitute tax advice. Investors are urged to consult their own tax advisers to determine the specific tax consequences to them of investing in the trust, including the applicable federal, state, local and foreign tax consequences to them and the effect of possible changes in tax laws.

The trust intends to elect to be treated and to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code so that it generally will not pay U.S. federal income tax on income and capital gains distributed to shareholders. In order to qualify as a regulated investment company, which the following discussion assumes, the trust must satisfy certain tests regarding the sources of its income and the diversification of its assets. If the trust qualifies as a regulated investment company and, for each taxable year, it distributes to its shareholders an amount equal to or exceeding the sum of (i) 90% of its "investment company taxable income" as that term is defined in the Internal Revenue Code (which includes, among other things, dividends, taxable interest, and the excess of any net short-term capital gains over net long-term capital losses, as reduced by certain deductible expenses) and (ii) 90% of the excess of its gross tax-exempt interest, if any, over certain disallowed deductions, the trust generally will be relieved of U.S. federal income tax on any income of the trust, including long-term capital gains, distributed to shareholders. However, if the trust retains any investment company taxable income or "net capital gain" (the excess of net long-term capital gain over net short-term capital loss), it generally will be subject to U.S. federal income tax at regular corporate rates on the amount retained. The trust intends to distribute at least annually all or substantially all of its investment company taxable income, net tax-exempt interest, and net capital gain. If for any taxable year, the trust did not qualify as a regulated investment company, it would be treated as a corporation subject to U.S. federal income tax.

The trust intends to invest a significant portion of its assets in tax-exempt municipal securities so that it will be permitted to pay "exempt-interest dividends" as defined under applicable federal income tax law. The Code permits tax-exempt interest received by the trust to flow through as tax-exempt exempt-interest dividends to the trust's shareholders, provided that the trust qualifies as a regulated investment company and at least 50% of the value of the trust's total assets at the close of each quarter of its taxable year consists of tax-exempt obligations, i.e., obligations described in Section 103(a) of the Code. That part of the trust's net investment income which is attributable to interest from tax-exempt obligations and which is distributed to shareholders will be designated by the trust as an "exempt-interest dividend" under the Code. Exempt-interest dividends are excluded from a shareholder's gross income under the Code but are nevertheless required to be reported on the shareholder's U.S. federal income tax return. The percentage of income designated as tax-exempt is applied uniformly to all distributions made during each taxable year and may differ from the actual tax-exempt percentage earned by the trust during any particular month. That portion of the trust's dividends and distributions not designated as tax-exempt will be taxable as described below.

Exempt-interest dividends derived from interest on certain "private activity bonds" will be items of tax preference that are subject to U.S. federal alternative minimum tax for individuals or entities that are subject to such tax, and all exempt-interest dividends may result in or increase a corporate shareholder's liability for the U.S. federal alternative minimum tax.

Interest on indebtedness incurred (directly or indirectly) by a shareholder to purchase or carry shares of the trust will not be deductible for U.S. federal income tax purposes to the extent it is deemed under the Code and applicable regulations to relate to exempt-interest dividends received from the trust. The trust may not be an appropriate investment for persons who are "substantial users" of facilities financed by industrial revenue or private activity bonds or persons related to substantial users. Shareholders receiving social security or certain railroad retirement benefits may be subject to U.S. federal income tax on a portion of such benefits as a result of receiving investment income, including exempt-interest dividends and other distributions paid by the trust.

In accordance with its investment objective, the trust invests its assets in a manner which will provide as large a portion of tax-exempt income as is consistent with the protection of shareholders' capital. The trust may from time to time invest a portion of its portfolio in short-term taxable obligations and may engage in transactions generating gain or income which is not tax-exempt, e.g., purchase non-municipal securities, sell or lend portfolio securities, enter into repurchase agreements, dispose of rights to when-issued securities prior to issuance, acquire any debt obligation at a market discount, acquire certain stripped tax-exempt obligations or their coupons or enter into options and futures transactions. The trust's distributions from such gain or income will not be "exempt-interest dividends", as described above, and accordingly will be taxable.

Unless a shareholder is ineligible to participate or elects otherwise, all distributions from the trust will be automatically reinvested in additional common shares of the trust pursuant to the Automatic Dividend Reinvestment Plan. For U.S. federal income tax purposes, all dividends, other than exempt-interest dividends, are taxed as described below whether a shareholder takes them in cash or reinvests them in additional shares of the trust. In general assuming that the trust has sufficient earnings and profits, dividends from investment company taxable income are taxable as ordinary income and dividends from net capital gain, if any, that are designated as capital gain dividends are taxable as long-term capital gains for U.S. federal income tax purposes without regard to the length of time the shareholder has held shares of the trust. Distributions by the trust in excess of the trust's current and accumulated earnings and profits will be treated as a return of capital to the extent of (and in reduction of) the shareholder's tax basis in its shares and any such amount in excess of that basis will be treated as gain from the sale of shares, as discussed below. The U.S. federal income tax status of all distributions will be reported to shareholders annually.

The trust may invest to a significant extent in debt obligations that are in the lowest rating categories or are unrated, including debt obligations of issuers not currently paying interest or who are in default. Investments in debt obligations that are at risk of or in default present special tax issues for the trust. Tax rules are not entirely clear about issues such as when the trust may cease to accrue interest, original issue discount or market discount, when and to what extent deductions may be taken for bad debts or worthless securities, how payments received on obligations in default should be allocated between principal and income and whether exchanges of debt obligations in a workout context are taxable. These and other issues will be addressed by the trust, in the event it invests in such securities, in order to seek to ensure that it distributes sufficient income to preserve its status as a regulated investment company and does not become subject to U.S.
federal income or excise tax.

Sales and dispositions of trust shares are generally taxable events for shareholders that are subject to tax. Shareholders should consult their own tax advisers with reference to their individual circumstances to determine whether any particular transaction in trust shares is properly treated as a sale for tax purposes, as the following discussion assumes, and the tax treatment of any gains or losses recognized in such transactions. In general, if trust shares are sold, the shareholder will recognize gain or loss equal to the difference between the amount realized on the sale and the shareholder's adjusted basis in the shares. Such gain or loss generally will be treated as long-term capital gain or loss if the shares were held for more than one year and otherwise generally will be treated as short-term capital gain or loss. Any loss recognized by a shareholder upon the sale or other disposition of shares with a tax holding period of six months or less will be disallowed to the extent of any exempt-interest dividends paid with respect to such shares, and any portion of such loss that exceeds the amount disallowed will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gain with respect to such shares.

The trust's dividends and distributions will generally not qualify to any material extent for any dividends-received deduction that might otherwise be available for certain dividends received by shareholders that are corporations. In addition, no portion of the trust's distributions from net capital gain will qualify for this deduction.

The exclusion from gross income of exempt-interest dividends for U.S. federal income tax purposes does not necessarily result in exclusion under the tax laws of any state or local taxing authority, which vary with respect to the taxation of such income. Many states will exempt from tax that portion of an exempt-interest dividend which represents interest received by the trust on that state's securities, subject in some cases to compliance with concentration and/or reporting requirements, which the trust makes no commitment to seek to satisfy. However, the trust will report annually to its shareholders the percentage of interest income received by the trust during the preceding year on federally tax-exempt obligations indicating, on a state-by-state basis only, the source of such income. Each shareholder is advised to consult his own tax adviser regarding the exclusion from gross income, if any, of exempt-interest dividends under the state and local tax laws applicable to the shareholder.

The trust is required in certain circumstances to backup withhold on reportable payments, including dividends (other than exempt-interest dividends), capital gains distributions, and proceeds of sales or other dispositions of the trust's shares made to certain shareholders of the trust's shares who do not furnish the trust with their correct social security number or other taxpayer identification number and certain other certifications, or who are otherwise subject to backup withholding. Backup withholding is not an additional tax. Any amounts withheld from payments made to a shareholder may be refunded or credited against such shareholder's federal income tax liability, if any, provided that the required information is furnished to the IRS. Backup withholding may be inapplicable for any year in which the trust reasonably estimates that at least 95% of its dividends paid with respect to such year are exempt-interest dividends.

The foregoing is a general and abbreviated summary of the provisions of the Internal Revenue Code and the Treasury regulations in effect as they generally affect the taxation of the trust and its shareholders. As noted above, these provisions are subject to change by legislative, judicial or administrative action, and any such change may be retroactive. A further discussion of the U.S. federal income tax rules applicable to the trust can be found in the statement of additional information which is incorporated by reference into this prospectus. Shareholders are urged to consult their tax advisers regarding specific questions as to U.S. federal, foreign, state, and local income or other taxes.

                                 NET ASSET VALUE

The trust calculates a net asset value for its common shares every day the New York Stock Exchange is open when regular trading closes (normally 4:00 p.m. Eastern time). For purposes of determining the net asset value of a common share, the value of the securities held by the trust plus any cash or other assets (including interest accrued but not yet received) minus all liabilities (including accrued expenses and indebtedness) and the aggregate liquidation value of any outstanding preferred shares is divided by the total number of common shares outstanding at such time. Expenses, including the fees payable to Pioneer, are accrued daily. Currently, the net asset values of shares of publicly traded closed-end investment companies investing in debt securities are published in Barron's, the Monday edition of The Wall Street Journal and the Monday and Saturday editions of The New York Times.

The trust generally values its portfolio securities using readily available market quotations, a pricing service or a pricing matrix. When prices from these sources are not available or are considered by Pioneer to be unreliable, the trust may use a security's fair value. Fair value is the valuation of a security determined on the basis of factors other than market value in accordance with procedures approved by the trust's Trustees. The trust also may use the fair value of a security when Pioneer determines that market price determined using these methods no longer accurately reflects the value of the security due to factors affecting one or more relevant securities markets or the specific issuer. The use of fair value pricing by the trust may cause the net asset value of its shares to differ from the net asset value that would be calculated using closing market prices. Debt securities with remaining maturities of 60 days or less are valued at amortized cost, which is a method of estimating market value. The value of interest rate swaps, caps and floors is determined in accordance with a formula and then confirmed periodically by obtaining a bank quotation. Positions in options are valued at the last sale price on the market where any such option is principally traded. Positions in futures contracts are valued at closing prices for such contracts established by the exchange on which they are traded. Repurchase agreements are valued at cost plus accrued interest.

                              DESCRIPTION OF SHARES

The trust is authorized to issue an unlimited number of common shares, without par value. The trust is also authorized to issue preferred shares. After the completion of this offering, the trust will only have common shares outstanding. The Board of Trustees is authorized to classify and reclassify any unissued shares into one or more additional classes or series of shares. The Board of Trustees may establish such series or class, including preferred shares, from time to time by setting or changing in any one or more respects the designations, preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications or terms or conditions of redemption of such shares and pursuant to such classification or reclassification to increase or decrease the number of authorized shares of any existing class or series. The Board of Trustees, without shareholder approval, is authorized to amend the Agreement of Declaration of Trust and by-laws to reflect the terms of any such class or series, including any class of preferred shares. The trust currently anticipates that it will issue preferred shares as soon as practicable after the closing of this offering. See "Leverage." The trust is also authorized to issue other securities, including debt securities.

Common Shares

Common shares, when issued and outstanding, will be fully paid and non-assessable. Shareholders are entitled to share pro rata in the net assets of the trust available for distribution to common shareholders upon liquidation of the trust. Common shareholders are entitled to one vote for each share held.

In the event that the trust issues preferred shares and so long as any shares of the trust's preferred shares are outstanding, holders of common shares will not be entitled to receive any net income of or other distributions from the trust unless all accumulated dividends on preferred shares have been paid, and unless asset coverage (as defined in the 1940 Act) with respect to preferred shares would be at least 200% after giving effect to such distributions. See "Leverage."

The trust will send unaudited reports at least semiannually and audited annual financial statements to all of its shareholders.

Pioneer provided the initial capital for the trust by purchasing [       ]
shares of common shares of the trust for $[       ]. As of the date of this
prospectus, Pioneer owned 100% of the outstanding common shares. Pioneer may be deemed to control the trust until such time as it owns less than 25% of the outstanding shares of the trust.

Preferred Shares

The trust in the future may elect to issue preferred shares as part of its leverage strategy. The trust currently anticipates issuing, as soon as practical after the closing of this offering, preferred shares with an aggregate liquidation preference of up to 33 1/3% of the trust's total assets. The Board of Trustees reserves the right to issue preferred shares to the extent permitted by the 1940 Act, which currently limits the aggregate liquidation preference of all outstanding preferred shares to 50% of the value of the trust's total assets less the trust's liabilities and indebtedness. Although the terms of any preferred shares, including dividend rate, liquidation preference and redemption provisions, will be determined by the Board of Trustees, subject to applicable law and the Agreement and Declaration of Trust, it is likely that the preferred shares will be structured to carry a relatively short-term dividend rate reflecting interest rates on short-term bonds by providing for the periodic redetermination of the dividend rate at relatively short intervals through an auction, remarketing or other procedure. The trust also believes that it is likely that the liquidation preference, voting rights and redemption provisions of the preferred shares will be similar to those stated below.

In the event of any voluntary or involuntary liquidation, dissolution or winding up of the trust, the holders of preferred shares will be entitled to receive a preferential liquidating distribution, which is expected to equal the original purchase price per preferred share plus accrued and unpaid dividends, whether or not declared, before any distribution of assets is made to holders of common shares. After payment of the full amount of the liquidating distribution to which they are entitled, the holders of preferred shares will not be entitled to any further participation in any distribution of assets by the trust.

The 1940 Act requires that the holders of any preferred shares, voting separately as a single class, have the right to elect at least two Trustees at all times. The remaining Trustees will be elected by holders of common shares and preferred shares, voting together as a single class. In addition, subject to the prior rights, if any, of the holders of any other class of senior securities outstanding, the holders of any preferred shares have the right to elect a majority of the Trustees at any time two years' dividends on any preferred shares are unpaid. The 1940 Act also requires that, in addition to any approval by shareholders that might otherwise be required, the approval of the holders of a majority of any outstanding preferred shares, voting separately as a class, would be required to (1) adopt any plan of reorganization that would adversely affect the preferred shares, and (2) take any action requiring a vote of security holders under Section 13(a) of the 1940 Act, including, among other things, changes in the trust's subclassification as a closed-end investment company or changes in its fundamental investment restrictions. See "Certain Provisions in the Agreement and Declaration of Trust and By-Laws." As a result of these voting rights, the trust's ability to take any such actions may be impeded to the extent that there are any preferred shares outstanding. The Board of Trustees presently intends that, except as otherwise indicated in this prospectus and except as otherwise required by applicable law, holders of preferred shares will have equal voting rights with holders of common shares (one vote per share, unless otherwise required by the 1940 Act) and will vote together with holders of common shares as a single class.

The affirmative vote of the holders of a majority of the outstanding preferred shares, voting as a separate class, will be required to amend, alter or repeal any of the preferences, rights or powers of holders of preferred shares so as to affect materially and adversely such preferences, rights or powers, or to increase or decrease the authorized number of preferred shares. The class vote of holders of preferred shares described above will in each case be in addition to any other vote required to authorize the action in question.

The terms of the preferred shares are expected to provide that (i) they are redeemable by the trust in whole or in part at the original purchase price per share plus accrued dividends per share, (ii) the trust may tender for or purchase preferred shares and (iii) the trust may subsequently resell any shares so tendered for or purchased. Any redemption or purchase of preferred shares by the trust will reduce the leverage applicable to the common shares, while any resale of shares by the trust will increase that leverage.

The discussion above describes the possible offering of preferred shares by the trust. If the Board of Trustees determines to proceed with such an offering, the terms of the preferred shares may be the same as, or different from, the terms described above, subject to applicable law and the Agreement and Declaration of Trust. The Board of Trustees, without the approval of the holders of common shares, may authorize an offering of preferred shares or may determine not to authorize such an offering, and may fix the terms of the preferred shares to be offered.

Certain Provisions of the Agreement and Declaration of Trust and By-Laws

The trust's Agreement and Declaration of Trust includes provisions that could have the effect of limiting the ability of other entities or persons to acquire control of the trust or to change the composition of its Board of Trustees and could have the effect of depriving shareholders of an opportunity to sell their shares at a premium over prevailing market prices by discouraging a third party from seeking to obtain control of the trust.

The Board of Trustees is divided into three classes of approximately equal size. The terms of the Trustees of the different classes are staggered so that approximately one third of the Board of Trustees is elected by shareholders each year.

A Trustee may be removed from office with or without cause but only by vote of the holders of at least 75% of the shares entitled to be voted on the matter.

In addition, the Agreement and Declaration of Trust requires the favorable vote of the holders of at least 75% of the trust's shares to approve, adopt or authorize the following:

      o a merger or consolidation or statutory share exchange of the trust with any other corporations;

      o a sale of all or substantially all of the trust's assets (other than in the regular course of the trust's investment activities); or

      o     a liquidation or dissolution of the trust;

unless such action has been approved, adopted or authorized by the affirmative vote of at least 75% of the total number of Trustees fixed in accordance with the by-laws, in which case the affirmative vote of a majority of the trust's shares is required. Following any issuance of preferred shares by the trust, it is anticipated that the approval, adoption or authorization of the foregoing also would require the favorable vote of a majority of the trust's shares of preferred shares then entitled to be voted, voting as a separate class.

In addition, conversion of the trust to an open-end investment company would require an amendment to the trust's Agreement and Declaration of Trust. The amendment would have to be declared advisable by the Board of Trustees prior to its submission to shareholders. Such an amendment would require the favorable vote of the holders of at least 75% of the trust's outstanding shares (including any preferred shares) entitled to be voted on the matter, voting as a single class (or a majority of such shares if the amendment was previously approved, adopted or authorized by 75% of the total number of Trustees fixed in accordance with the by-laws), and, assuming preferred shares are issued, the affirmative vote of a majority of outstanding preferred shares, voting as a separate class. Such a vote also would satisfy a separate requirement in the 1940 Act that the change be approved by the shareholders. Shareholders of an open-end investment company may require the company to redeem their shares of common stock at any time (except in certain circumstances as authorized by or under the 1940 Act) at their net asset value, or net asset value per share less such redemption charge, if any, as might be in effect at the time of a redemption. All redemptions will be made in cash. If the trust is converted to an open-end investment company, it could be required to liquidate portfolio securities to meet requests for redemption, and the common shares would no longer be listed on the New York Stock Exchange.

Conversion to an open-end investment company would also require changes in certain of the trust's investment policies and restrictions, such as those relating to the borrowing of money and the purchase of illiquid securities.

In addition, the Agreement and Declaration of Trust requires the favorable vote of a majority of the Trustees followed by the favorable vote of the holders of at least 75% of the outstanding shares of each affected class or series of the trust, voting separately as a class or series, to approve, adopt or authorize certain transactions with 5% or greater holders of a class or series of shares and their associates, unless the transaction has been approved by at least 75% of the Trustees, in which case "a majority of the outstanding voting securities" (as defined in the 1940 Act) of the trust shall be required. For purposes of these provisions, a 5% or greater holder of a class or series of shares (a "Principal Shareholder") refers to any person who, whether directly or indirectly and whether alone or together with its affiliates and associates, beneficially owns 5% or more of the outstanding shares of any class or series of shares of beneficial interest of the trust. The 5% holder transactions subject to these special approval requirements are:

      o the merger or consolidation of the trust or any subsidiary of the trust with or into any Principal Shareholder;

      o the issuance of any securities of the trust to any Principal Shareholder for cash;

      o the sale, lease or exchange of all or any substantial part of the assets of the trust any Principal Shareholder, except assets having an aggregate fair market value of less than $1,000,000, aggregating for the purpose of such computation all assets sold, leased or exchanged in any series of similar transactions within a 12-month period; or

      o the sale, lease or exchange to the trust or any subsidiary of the trust, in exchange for securities of the trust, of any assets of any Principal Shareholder, except assets having an aggregate fair market value of less than $1,000,000, aggregating for purposes of such computation all assets sold, leased or exchanged in any series of similar transactions within a 12-month period.

The Agreement and Declaration of Trust and by-laws provide that the Board of Trustees has the power, to the exclusion of shareholders, to make, alter or repeal any of the by-laws (except for any by-law specified not to be amended or repealed by the Board), subject to the requirements of the 1940 Act. Neither this provision of the Agreement and Declaration of Trust, nor any of the foregoing provisions thereof requiring the affirmative vote of 75% of outstanding shares of the trust, can be amended or repealed except by the vote of such required number of shares.

The trust's by-laws generally require that advance notice be given to the trust in the event a shareholder desires to nominate a person for election to the Board of Trustees or to transact any other business at an annual meeting of shareholders. With respect to an annual meeting following the first annual meeting of shareholders, notice of any such nomination or business must be delivered to or received at the principal executive offices of the trust not less than 90 calendar days nor more than 120 calendar days prior to the anniversary date of the prior year's annual meeting (subject to certain exceptions). In the case of the first annual meeting of shareholders, the notice must be given no later than the tenth calendar day following public disclosure as specified in the by-laws of the date of the meeting. Any notice by a shareholder must be accompanied by certain information as provided in the by-laws.

                                  UNDERWRITING

Subject to the terms and conditions of a purchase agreement dated [ ], 2003, each underwriter named below has severally agreed to purchase, and the trust has agreed to sell to such underwriter, the number of common shares set forth opposite the name of such underwriter.

                                                          Number of
        Underwriter                                     Common Shares
        -----------                                     -------------

      [              ]..................................
      [              ]..................................
      [              ]..................................
                           Total........................
                                                           ======

The purchase agreement provides that the obligations of the underwriters to purchase the shares included in this offering are subject to the approval of certain legal matters by counsel and to certain other conditions. The underwriters are obligated to purchase all the common shares sold under the purchase agreement if any of the common shares are purchased. In the purchase agreement, the trust and Pioneer have agreed to indemnify the underwriters against certain liabilities, including liabilities arising under the Securities Act of 1933, or to contribute payments the underwriters may be required to make for any of those liabilities.

The underwriters propose to initially offer some of the common shares directly to the public at the public offering price set forth on the cover page of this prospectus and some of the common shares to certain dealers at the public offering price less a concession not in excess of $[ ] per share. The sales load the trust will pay of $[ ] per share is equal to [ ]% of the initial offering price. The underwriters may allow, and the dealers may reallow, a discount not in excess of $[ ] per share on sales to other dealers. After the initial public offering, the public offering price, concession and discount may be changed.

The following table shows the public offering price, sales load and proceeds before expenses to the trust. The information assumes either no exercise or full exercise by the underwriters of their over-allotment option.

                                 Per Share         Without Option    With Option
                                 ---------         --------------    -----------
Public offering price.........      $                   $               $
Sales load....................      $                   $               $
Proceeds, before expenses,
 to the trust.................      $                   $               $

The expenses of the offering are estimated at $[      ] and are payable by the
trust. Pioneer has agreed to pay the trust's organizational and offering expenses (other than the sales load) that exceed $[0. ] per share. The trust has agreed to pay the underwriters $[0. ] per share as a partial reimbursement of expenses incurred in connection with the offering.

The trust has granted the underwriters an option to purchase up to [       ]
additional common shares at the public offering price, less the sales load, within 45 days from the date of this prospectus solely to cover any over-allotments. If the underwriters exercise this option, each will be obligated, subject to conditions contained in the purchase agreement, to purchase a number of additional shares proportionate to that underwriter's initial amount reflected in the above table.

Until the distribution of the common shares is complete, SEC rules may limit underwriters and selling group members from bidding for and purchasing the trust's common shares. However, the representatives may engage in transactions that stabilize the price of common shares, such as bids or purchases to peg, fix or maintain that price.

If the underwriters create a short position in the trust's common shares in connection with the offering, i.e., if they sell more common shares than are listed on the cover of this prospectus, the representatives may reduce that short position by purchasing common shares in the open market. The representatives may also elect to reduce any short position by exercising all or part of the over-allotment option described above. Purchases of common shares to stabilize its price or to reduce a short position may cause the price of the trust's common shares to be higher than it might be in the absence of such purchases.

Neither the trust nor any of the underwriters make any representation or prediction as to the direction or magnitude of any effect that the transaction described above may have on the price of common shares. In addition, neither the trust nor any of the underwriters make any representation that the representatives will engage in these transactions or that these transactions, once commenced, will not be discontinued without notice.

The trust has agreed not to offer or sell any additional common shares for a period of 180 days after the date of the purchase agreement without the prior written consent of the underwriters, except for the sale of common shares to the underwriters pursuant to the purchase agreement.

The trust anticipates that the underwriters may from time to time act as brokers or dealers in executing the trust's portfolio transactions after they have ceased to be underwriters. The underwriters are active underwriters of, and dealers in, securities and act as market makers in a number of such securities and, therefore, can be expected to engage in portfolio transactions with the trust.

      CUSTODIAN, TRANSFER AGENT, DIVIDEND DISBURSING AGENT AND REGISTRAR

The trust's securities and cash are held under a custodian agreement with
[              ]. Pioneer Investment Management Shareholder Services Inc. is the
trust's transfer agent. The transfer agent has engaged [              ] as
sub-transfer agent, registrar, shareholder servicing agent and dividend
disbursing agent for the trust's shares. The address of [               ]
is [               ].

                            VALIDITY OF COMMON SHARES

Certain legal matters in connection with the shares offered hereby are passed on for the trust by Hale and Dorr LLP, Boston Massachusetts. Certain matters have
been passed upon for the underwriters by [            ].

The information in this statement of additional information is not complete and may be changed. We may not sell these securities until the Registration Statement filed with the Securities and Exchange Commission is effective. This statement of additional information is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.


                   SUBJECT TO COMPLETION, DATED MARCH __, 2003

                       PIONEER MUNICIPAL HIGH INCOME TRUST


                       STATEMENT OF ADDITIONAL INFORMATION

Pioneer Municipal High Income Trust (the "trust") is a newly organized, diversified, closed-end management investment company. This statement of additional information relating to common shares does not constitute a prospectus, but should be read in conjunction with the prospectus relating thereto dated _______________ __, 2003. This statement of additional information does not include all information that a prospective investor should consider before purchasing common shares, and investors should obtain and read the prospectus prior to purchasing such shares. A copy of the prospectus may be obtained without charge by calling . You may also obtain a copy of the prospectus on the Securities and Exchange Commission's web site (http://www.sec.gov).

                                TABLE OF CONTENTS

Use of Proceeds.............................................................2
Investment Objective and Policies...........................................2
Investment Restrictions.....................................................16
Management of the Trust.....................................................17
Portfolio Transactions......................................................24
Repurchase of Common Shares.................................................25
U.S. Federal Income Tax Matters.............................................26
Performance-Related, Comparative and Other Information......................30
Experts.....................................................................31
Additional Information......................................................31
Financial Statements and Independent Auditors' Report.......................33
Appendix A--Description of Ratings..........................................A-1

  This statement of additional information is dated ________________ __, 2003.

                                 USE OF PROCEEDS

Pending investment in securities that meet the trust's investment objective and policies, the net proceeds will be invested in accordance with the trust's investment objective and policies during a period not to exceed three months from the closing of this offering. Pending such investment, the net proceeds may be invested in U.S. government securities or high grade, short-term money market instruments. If necessary, the trust may also purchase, as temporary investments, securities of other open- or closed-end investment companies that invest primarily in high yield securities.

                        INVESTMENT OBJECTIVE AND POLICIES

The prospectus presents the investment objective and the principal investment strategies and risks of the trust. This section supplements the disclosure in the trust's prospectus and provides additional information on the trust's investment policies or restrictions. Restrictions or policies stated as a maximum percentage of the trust's assets are only applied immediately after a portfolio investment to which the policy or restriction is applicable (other than the limitations on borrowing). Accordingly, any later increase or decrease resulting from a change in values, net assets or other circumstances will not be considered in determining whether the investment complies with the trust's restrictions and policies.

Primary Investments

Under normal circumstances, the trust invests at least 80% of its assets (net assets plus borrowing for investment purposes) in debt securities and other obligations ("municipal securities") issued by or on behalf of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, the interest on which is exempt from regular federal income tax, and participation interests in municipal securities issued by banks.

The trust will provide written notice to shareholders at least 60 days prior to any change to the requirement that it invest at least 80% of its assets (net assets plus borrowing for investment purposes) as described in this section.

Municipal Obligations

The trust will invest, under normal market conditions, at least 80% of its assets (net assets plus borrowing for investment purposes) in debt securities and other obligations ("municipal securities") issued by or on behalf of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, the interest on which is exempt from regular federal income tax, and participation interests in municipal securities issued by banks. The trust seeks to invest in municipal securities the income on which is exempt from regular federal income tax. The interest income on certain municipal securities may be subject to an alternative minimum tax. Municipal securities are often issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as bridges, highways, housing, hospitals, mass transportation, schools, streets, and water and sewer works. Municipal securities include private activity bonds, pre-refunded municipal securities and auction rate securities.

Depending upon Pioneer's outlook for the municipal securities market, the trust may invest in municipal securities with a broad range of maturities and credit ratings, including both investment and non-investment grade securities. There is no limitation on the maturities of the municipal securities in which the trust may invest, although in normal circumstances it is anticipated that the trust will primarily invest in intermediate to longer-term instruments. There is no minimum or maximum limit on the portion of the trust's assets that may be invested in below investment grade municipal securities. Consequently, Pioneer has the ability to adjust the credit risk in the portfolio in response to changing economic environment and the spread on yields between higher and lower quality municipal securities. Non-investment grade securities are rated Ba or lower by Moody's Investors Service, Inc. ("Moody's"), or BB or lower by Standard & Poor's Ratings Group ("Standard & Poor's") or are unrated securities of comparable quality as determined by Pioneer. The trust may invest in high yield municipal securities of any rating, including securities that are in default at the time of purchase. Tax-exempt securities of below investment grade quality are regarded as having predominantly speculative characteristics with respect to the issuer's capacity to pay interest and repay principal, and are commonly referred to as "junk bonds." They involve greater risk of loss, are subject to greater price volatility and are less liquid, especially during periods of economic uncertainty or change, than higher rated tax-exempt debt securities.

The municipal securities in which the trust invests may have fixed or variable principal payments and all types of interest payment and reset terms, including fixed rate, adjustable rate, zero coupon, contingent, deferred, payment in kind and auction rate features. The trust may invest in municipal securities with a broad range of maturities.

Municipal securities are often issued to obtain funds for various public purposes including refunding outstanding obligations, obtaining funds for general operating expenses, and obtaining funds to lend to other public institutions and facilities. Municipal securities also include certain "private activity bonds" or industrial development bonds, which are issued by or on behalf of public authorities to provide financing aid to acquire sites or construct or equip facilities within a municipality for privately or publicly owned corporations. The two principal classifications of municipal securities are "general obligations" and "revenue obligations." General obligations are secured by the issuer's pledge of its full faith and credit for the payment of principal and interest, although the characteristics and enforcement of general obligations may vary according to the law applicable to the particular issuer. Revenue obligations, which include, but are not limited to, private activity bonds, certificates of participation and certain municipal notes, are not backed by the credit and taxing authority of the issuer, and are payable solely from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. The obligations of the issuer of a revenue obligation may, in addition, be backed by a letter of credit from a bank, guarantee from another issuer or insurance. The credit rating assigned to municipal securities may reflect the existence of these guarantees, letters of credit or other credit enhancement features. General obligations and revenue obligations may be issued in a variety of forms, including commercial paper, fixed, variable and floating rate securities, tender option bonds, auction rate bonds, zero coupon bonds, deferred interest bonds and capital appreciation bonds. In addition to general obligations and revenue obligations, there is a variety of hybrid and special types of municipal securities.

One or a small number of institutional investors such as the trust may purchase an entire issue of municipal securities. Thus, the issue may not be said to be publicly offered. Unlike some securities that are not publicly offered, a secondary market exists for many municipal securities that were not publicly offered initially and such securities may be readily marketable.

Although distributions of interest income from the trust's tax-exempt securities are generally exempt from regular federal income tax, distributions from other sources, including capital gain distributions and any gains on the sale of your shares are not. You should consult a tax adviser about whether an alternative minimum tax applies to you and about state and local taxes on your distributions from the trust.

From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on municipal securities. For example, under the Tax Reform Act of 1986, interest on certain private activity bonds must be included in an investor's federal alternative minimum taxable income, and corporate investors must include all tax-exempt interest in their federal alternative minimum taxable income. The trust cannot predict what legislation, if any, may be proposed in the future in Congress as regards the federal income tax status of interest on municipal securities. Such proposals, if enacted, might materially and adversely affect the trust.

Municipal Leases, Certificates of Participation and Other Participation Interests. The trust may invest in municipal leases, certificates of participation and other participation interests. A municipal lease is an obligation in the form of a lease or installment purchase, which is issued by a state or local government to acquire equipment and facilities. Income from such obligations is generally exempt from state and local taxes in the state of issuance. Municipal leases frequently involve special risks not normally associated with general obligations or revenue bonds. Leases and installment purchase or conditional sale contracts (which normally provide for title to the leased asset to pass eventually to the governmental issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting the constitutional and statutory requirements for the issuance of debt. The debt issuance limitations are deemed to be inapplicable because of the inclusion in many leases or contracts of "non-appropriation" clauses that relieve the governmental issuer of any obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis. In addition, such leases or contracts may be subject to the temporary abatement of payments in the event the issuer is prevented from maintaining occupancy of the leased premises or utilizing the leased equipment. Although the obligations may be secured by the leased equipment or facilities, the disposition of the property in the event of non-appropriation or foreclosure might prove difficult, time consuming and costly, and result in a delay in recovering or the failure to fully recover the trust's original investment. To the extent that the trust invests in unrated municipal leases or participates in such leases, the credit quality rating and risk of cancellation of such unrated leases will be monitored on an ongoing basis.

Certificates of participation represent undivided interests in municipal leases, installment purchase agreements or other instruments. The certificates are typically issued by a trust or other entity, which has received an assignment of the payments to be made by the state or political subdivision under such leases or installment purchase agreements. Such participations provide the trust with the right to a pro rata undivided interest in the underlying municipal securities. In addition, such participations generally provide the trust with the right to demand payment, on not more than seven days' notice, of all or any part of the trust's participation interest in the underlying municipal securities, plus accrued interest.

Certain municipal lease obligations and certificates of participation may be deemed to be illiquid for the purpose of the trust's limitation on investments in illiquid securities. Other municipal lease obligations and certificates of participation acquired by the trust may be determined by Pioneer, pursuant to guidelines adopted by the Trustees, to be liquid securities for the purpose of such limitation. In determining the liquidity of municipal lease obligations and certificates of participation, Pioneer will consider a variety of factors, including: (i) the willingness of dealers to bid for the security; (ii) the number of dealers willing to purchase or sell the obligation and the number of other potential buyers; (iii) the frequency of trades or quotes for the obligation; and (iv) the nature of the marketplace trades. In addition, Pioneer will consider factors unique to particular lease obligations and certificates of participation affecting the marketability thereof. These include the general creditworthiness of the issuer, the importance to the issuer of the property covered by the lease and the likelihood that the marketability of the obligation will be maintained throughout the time the obligation is held by the trust.

Municipal Notes. Municipal securities in the form of notes generally are used to provide for short-term capital needs, in anticipation of an issuer's receipt of other revenues or financing, and typically have maturities of up to three years. Such instruments may include tax anticipation notes, revenue anticipation notes, bond anticipation notes, tax and revenue anticipation notes, construction loan notes, bank notes and commercial paper.

      o Tax Anticipation Notes ("TANs") are issued to finance the working capital needs of governments. Generally, they are issued in anticipation of various tax revenues, such as income, sales, property, use and business taxes, and are payable from these specific future taxes. A weakness in an issuer's capacity to raise taxes due to, among other things, a decline in its tax base or a rise in delinquencies, could adversely affect the issuer's ability to meet its obligations on outstanding TANs.

      o Revenue Anticipation Notes ("RANs") are issued in expectation of receipt of other kinds of revenue, such as federal revenues available under federal revenue sharing programs. In general, they also constitute general obligations of the issuer. A decline in the receipt of projected revenues, such as anticipated revenues from another level of government, could adversely affect an issuer's ability to meet its obligations on outstanding RANs. In addition, the possibility that the revenues would, when received, be used to meet other obligations could affect the ability of the issuer to pay the principal and interest on RANs.

      o Bond Anticipation Notes ("BANs") are issued to provide interim financing until long-term bond financing can be arranged. In most cases, the long-term bonds then provide the funds needed for repayment of the notes. The ability of an issuer to meet its obligations on its BANs is primarily dependent on the issuer's access to the long-term municipal bond market and the likelihood that the proceeds of such bond sales will be used to pay the principal and interest on the BANs.

      o Tax and Revenue Anticipation Notes combine the funding sources of both tax anticipation notes and revenue anticipation notes.

      o Construction Loan Notes are sold to provide construction financing. Mortgage notes insured by the Federal Housing Authority secure these notes; however, the proceeds from the insurance may be less than the economic equivalent of the payment of principal and interest on the mortgage note if there has been a default.

      o Bank Notes are notes issued by local government bodies and agencies, such as those described above to commercial banks as evidence of borrowings. The purposes for which the notes are issued are varied but they are frequently issued to meet short-term working capital or capital project needs. These notes have risks similar to the risks associated with TANs and RANs.

      o Tax-Exempt Commercial Paper typically represent short-term, unsecured, negotiable promissory notes. These obligations are issued by state and local governments and their agencies to finance working capital needs of municipalities or to provide interim construction financing and are paid from general revenues of municipalities or are refinanced with long-term debt. In most cases, tax-exempt commercial paper is backed by letters of credit, lending agreements, note repurchase agreements or other credit facility agreements offered by banks or other institutions. Payment of principal and interest on issues of tax-exempt commercial paper may be made from various sources, the extent the funds are available therefrom. Maturities of tax-exempt commercial paper generally will be shorter that the maturities of TANs, BANs or RANs. There is a limited secondary marked for issues of tax-exempt commercial paper.

Certain municipal bonds carry variable or floating rates of interest whereby the rate of interest is not fixed but varies with changes in specified market rates or indices, such as a bank prime rate or a tax-exempt market index. While the various types of notes described above as a group currently represent the major portion of the tax-exempt note market, other types of notes are or may become available in the marketplace and the trust may invest in such other types of notes to the extent permitted under its investment objective, policies and limitations. Such notes may be issued for different purposes and may be secured differently from those mentioned above.

Pre-Refunded Municipal Securities. The principal of and interest on pre-refunded municipal securities are no longer paid from the original revenue source for the securities. Instead, the source of such payments is typically an escrow fund consisting of U.S. Government Securities. The assets in the escrow fund are derived from the proceeds of refunding bonds issued by the same issuer as the pre-refunded municipal securities. Issuers of municipal securities use this advance refunding technique to obtain more favorable terms with respect to securities that are not yet subject to call or redemption by the issuer. For example, advance refunding enables an issuer to refinance debt at lower market interest rates, restructure debt to improve cash flow or eliminate restrictive covenants in the indenture or other governing instrument for the pre-refunded municipal securities. However, except for a change in the revenue source from which principal and interest payments are made, the pre-refunded municipal securities remain outstanding on their original terms until they mature or are redeemed by the issuer.

Private Activity Bonds. Private activity bonds, formerly referred to as industrial development bonds, are issued by or on behalf of public authorities to obtain funds to provide privately operated housing facilities, airport, mass transit or port facilities, sewage disposal, solid waste disposal or hazardous waste treatment or disposal facilities and certain local facilities for water supply, gas or electricity. Other types of industrial development bonds, the proceeds of which are used for the construction, equipment, repair or improvement of privately operated industrial or commercial facilities, may constitute municipal securities, although the current federal tax laws place substantial limitations on the size of such issues. The trust's distributions of its interest income from private activity bonds may subject certain investors to the federal alternative minimum tax.

Tender Option Bonds. A tender option bond is a municipal security (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate substantially higher than prevailing short-term, tax-exempt rates. The bond is typically issued with the agreement of a third party, such as a bank, broker-dealer or other financial institution, which grants the security holders the option, at periodic intervals, to tender their securities to the institution and receive the face value thereof. As consideration for providing the option, the financial institution receives periodic fees equal to the difference between the bond's fixed coupon rate and the rate, as determined by a remarketing or similar agent at or near the commencement of such period, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term, tax-exempt rate. However, an institution will not be obligated to accept tendered bonds in the event of certain defaults or a significant downgrade in the credit rating assigned to the issuer of the bond. The liquidity of a tender option bond is a function of the credit quality of both the bond issuer and the financial institution providing liquidity. Tender option bonds are deemed to be liquid unless, in the opinion of Pioneer, the credit quality of the bond issuer and the financial institution is deemed, in light of the trust's credit quality requirements, to be inadequate and the bond would not otherwise be readily marketable. The trust intends to invest in tender option bonds the interest on which will, in the opinion of bond counsel, counsel for the issuer of interests therein or counsel selected by Pioneer, be exempt from regular federal income tax. However, because there can be no assurance that the Internal Revenue Service (the "IRS") will agree with such counsel's opinion in any particular case, there is a risk that the trust will not be considered the owner of such tender option bonds and thus will not be entitled to treat such interest as exempt from such tax. Additionally, the federal income tax treatment of certain other aspects of these investments, including the proper tax treatment of tender option bonds and the associated fees in relation to various regulated investment company tax provisions is unclear. The trust intends to manage their portfolios in a manner designed to eliminate or minimize any adverse impact from the tax rules applicable to these investments.

Auction Rate Securities. The trust may invest in auction rate securities. Auction rate securities include auction rate municipal securities and auction rate preferred securities issued by closed-end investment companies that invest primarily in municipal securities (collectively, "auction rate securities"). Provided that the auction mechanism is successful, auction rate securities usually permit the holder to sell the securities in an auction at par value at specified intervals. The dividend is reset by "Dutch" auction in which bids are made by broker-dealers and other institutions for a certain amount of securities at a specified minimum yield. The dividend rate set by the auction is the lowest interest or dividend rate that covers all securities offered for sale. While this process is designed to permit auction rate securities to be traded at par value, there is some risk that an auction will fail due to insufficient demand for the securities. The trust will take the time remaining until the next scheduled auction date into account for purpose of determining the securities' duration.

Dividends on auction rate preferred securities issued by a closed-end fund may be designated as exempt from regular federal income tax to the extent they are attributable to exempt income earned by the fund on the securities in its portfolio and distributed to holders of the preferred securities, provided that the preferred securities are treated as equity securities for federal income tax purposes and the closed-end fund complies with certain tests under the Internal Revenue Code of 1986, as amended (the "Code"). The trust's investments in auction rate securities of closed-end funds are subject to the limitations prescribed by the Investment Company Act of 1940, as amended (the "1940 Act").

Certain issuers of structured products, such as hybrid instruments, may be deemed to be investment companies as defined in the 1940 Act. As a result, the trust's investments in these products may be subject to limits applicable to investments in investment companies and may be subject to restrictions contained in the 1940 Act.

Residual Interest Municipal Bonds. The trust may invest in Residual Interests Municipal Bonds ("RIBS"), the interest on which bears an inverse relationship to the interest rate on another security or the value of an index. RIBS are created by dividing the income stream provided by the underlying bonds to create two securities, one short-term and one long-term. The interest rate on the short-term component is reset by an index or auction process normally every seven to 35 days. After income is paid on the short-term securities at current rates, the residual income from the underlying bond(s) goes to the long-term securities. Therefore, rising short-term interest rates result in lower income for the longer-term portion, and vice versa. The longer-term bonds can be very volatile and may be less liquid than other municipal bonds of comparable maturity. An investment in RIBS typically will involve greater risk than an investment in a fixed rate bond. Because increases in the interest rate on the other security or index reduce the residual interest paid on a RIB, the value of a RIB is generally more volatile than that of a fixed rate bond. RIBS have interest rate adjustment formulas that generally reduce or, in the extreme, eliminate the interest paid to the trust when short-term interest rates rise, and increase the interest paid to the trust when short-term interest rates fall. RIBS have varying degrees of liquidity that approximate the liquidity of the underlying bond(s), and the market price for these securities is volatile. These securities generally will underperform the market of fixed rate bonds in a rising interest rate environment, but tend to outperform the market of fixed rate bonds when interest rates decline or remain relatively stable. Although volatile, RIBS typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality, coupon, call provisions and maturity. The trust may also invest in RIBS for the purpose of increasing the trust's leverage as a more flexible alternative to the issuance of preferred shares. Should short-term and long-term interest rates rise, the combination of the trust's investment in RIBS and its use of other forms of leverage (including through the issuance of preferred shares or the use of other derivative instruments) likely will adversely affect the trust's net asset value per share and income, distributions and total returns to shareholders.

Municipal Bonds With Credit Enhancements. The trust may invest in municipal bonds with credit enhancements such as letters of credit, municipal bond insurance and Standby Bond Purchase Agreements ("SBPAs"). Letters of credit are issued by a third party, usually a bank, to enhance liquidity and ensure repayment of principal and any accrued interest if the underlying municipal bond should default. Municipal bond insurance, which is usually purchased by the bond issuer from a private, non-governmental insurance company, provides an unconditional and irrevocable guarantee that the insured bond's principal and interest will be paid when due. The insurance only entitles the trust to receive the face or par value of the securities held by the trust. The insurance does not guarantee the market value of the municipal securities or the value of the shares of the trust. The trust may utilize new issue or secondary market insurance. A bond issuer who wishes to increase the credit rating of a security purchases a new issue insurance policy. By paying a premium and meeting the insurer's underwriting standards, the bond issuer is able to obtain a high credit rating (usually, Aaa from Moody's or AAA from Standard & Poor's) for the issued security. Such insurance is likely to increase the purchase price and resale value of the security. New issue insurance policies are non-cancelable and continue in force as long as the bonds are outstanding. A secondary market insurance policy is purchased by an investor subsequent to a bond's original issuance and generally insures a particular bond for the remainder of its term. An SBPA is a liquidity facility provided to pay the purchase price of bonds that cannot be re-marketed. The obligation of the liquidity provider (usually a bank) is only to advance funds to purchase tendered bonds that cannot be re-marketed and does not cover principal or interest under any other circumstances. The liquidity provider's obligations under the SBPA are usually subject to numerous conditions, including the continued creditworthiness of the underlying borrower.

Zero-Coupon Bonds and Step-Ups. Zero-coupon securities are debt obligations that do not entitle the holder to any periodic payments of interest either for the entire life of the obligation or for an initial period after the issuance of the obligations. Like zero-coupon bonds, "step-up" bonds pay no interest initially but eventually begin to pay a coupon rate prior to maturity, which rate may increase at stated intervals during the life of the security. Each of these instruments is typically issued and traded at a deep discount from its face amount. The amount of the discount varies depending on such factors as the time remaining until maturity of the securities, prevailing interest rates, the liquidity of the security and the perceived credit quality of the issuer. The market prices of zero-coupon bonds and step-ups generally are more volatile than the market prices of debt instruments that pay interest currently and in cash and are likely to respond to changes in interest rates to a greater degree than do other types of securities having similar maturities and credit quality. In order to satisfy a requirement for qualification as a "regulated investment company" under the Code, an investment company, such as the trust, must distribute each year at least 90% of its net investment income, including the original issue discount accrued on zero-coupon bonds and step-ups. Because the trust will not on a current basis receive cash payments from the issuer of these securities in respect of any accrued original issue discount, in some years the trust may have to distribute cash obtained from selling other portfolio holdings of the trust. In some circumstances, such sales might be necessary in order to satisfy cash distribution requirements even though investment considerations might otherwise make it undesirable for the trust to sell securities at such time. Under many market conditions, investments in zero-coupon bonds and step-ups may be illiquid, making it difficult for the trust to dispose of them or determine their current value.

Structured Notes and Hybrid Instruments. The trust may invest in "structured" notes, which are debt obligations the principal and/or interest on which is determined by reference to the performance of a benchmark asset, market or interest rate, such as selected securities, an index of securities or specified interest rates, or the differential performance of two assets or markets, such as indexes reflecting taxable and tax-exempt bonds. Depending on the terms of the note, the trust may forgo all or part of the interest and principal that would be payable on a comparable conventional note. The rate of return on structured notes may be determined by applying a multiplier to the performance or differential performance of the referenced index(es) or other asset(s). Application of a multiplier involves leverage that will serve to magnify the potential for gain and the risk of loss. The trust currently intends that any use of structured notes will be for the purpose of reducing the interest rate sensitivity of the trust's portfolio (and, thereby, decreasing the trust's exposure to interest rate risk) and, in any event, that the interest income one the notes will normally be exempt from federal income tax. Like other sophisticated strategies, the trust's use of the structured notes may not work as intended; for example, the change in the value of structured notes may not match very closely the change in the value of the bonds that the structured notes were purchased to hedge.

The trust may invest in other types of "hybrid" instruments that combine the characteristics of securities, futures, and options. For example, the principal amount or interest of a hybrid could be tied (positively or negatively) to the price of some securities index or another interest rate (each a "benchmark"). The interest rate or (unlike many debt obligations) the principal amount payable at maturity of a hybrid security may be increased or decreased, depending on changes in the value of the benchmark. Hybrids can be used as an efficient means of pursuing a variety of investment goals, including duration management and increased total return. Hybrids may not bear interest or pay dividends. The value of a hybrid or its interest rate may be a multiple of a benchmark and, as a result, may be leveraged and move (up or down) more steeply and rapidly than the benchmark. These benchmarks may be sensitive to economic and political events that cannot be readily foreseen by the purchaser of a hybrid. Under certain conditions, the redemption value of a hybrid could be zero. Thus, an investment in a hybrid may entail significant market risks that are not associated with a similar investment in a traditional, U.S. dollar-denominated bond that has a fixed principal amount and pays a fixed rate or floating rate of interest. The purchase of hybrids also exposes the trust to the credit risk of the issuer of the hybrids. These risks may cause significant fluctuations in the net asset value of the trust.

Standby Commitments

In order to enhance the liquidity of municipal securities, the trust may acquire the right to sell a security to another party at a guaranteed price and date. Such a right to resell may be referred to as a "standby commitment" or liquidity put, depending on its characteristics. The aggregate price which the trust pays for securities with standby commitments may be higher than the price which otherwise would be paid for the securities. Standby commitments may not be available or may not be available on satisfactory terms. Standby commitments may involve letters of credit issued by domestic or foreign banks supporting the other party's ability to purchase the security. The right to sell may be exercisable on demand or at specified intervals, and may form part of a security or be acquired separately by the trust.

The trust values at amortized cost municipal securities, which are subject to standby commitments. The exercise price of the standby commitments is expected to approximate such amortized cost. No value is assigned to the standby commitments for purposes of determining the trust's net asset value. The cost of a standby commitment is carried as unrealized depreciation from the time of purchase until it is exercised or expires. Since the value of a standby commitment is dependent on the ability of the standby commitment writer to meet its obligation to repurchase, the trust's policy is to enter into standby commitment transactions only with banks, brokers or dealers that present a minimal risk of default.

Other Investment Companies

The trust may invest in the securities of other investment companies to the extent that such investments are consistent with the trust's investment objective and policies and permissible under the 1940 Act. Under the 1940 Act, the trust may not acquire the securities of other domestic or non-U.S. investment companies if, as a result, (i) more than 10% of the trust's total assets would be invested in securities of other investment companies, (ii) such purchase would result in more than 3% of the total outstanding voting securities of any one investment company being held by the trust, or (iii) more than 5% of the trust's total assets would be invested in any one investment company. These limitations do not apply to the purchase of shares of any investment company in connection with a merger, consolidation, reorganization or acquisition of substantially all the assets of another investment company. The trust does not currently intend to invest in other investment companies for which Pioneer or any of its affiliates act as an investment adviser or distributor. However, Pioneer has an exemptive order from the SEC that permits the trust to invest cash balances in money market funds managed by Pioneer.

The trust, as a holder of the securities of other investment companies, will bear its pro rata portion of the other investment companies' expenses, including advisory fees. These expenses are in addition to the direct expenses of the trust's own operations.

U.S. Government Securities

U.S. government securities in which the trust may invest include debt obligations of varying maturities issued by the U.S. Treasury or issued or guaranteed by an agency or instrumentality of the U.S. government, including the Federal Housing Administration, Federal Financing Bank, Farmers Home Administration, Export-Import Bank of the U.S.,

Small Business Administration, Government National Mortgage Association ("GNMA"), General Services Administration, Central Bank for Cooperatives, Federal Farm Credit Banks, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation ("FHLMC"), Federal National Mortgage Association ("FNMA"), Maritime Administration, Tennessee Valley Authority, District of Columbia Armory Board, Student Loan Marketing Association, Resolution Trust Corporation and various institutions that previously were or currently are part of the Farm Credit System (which has been undergoing reorganization since 1987). Some U.S. government securities, such as U.S. Treasury bills, Treasury notes and Treasury bonds, which differ only in their interest rates, maturities and times of issuance, are supported by the full faith and credit of the United States. Others are supported by: (i) the right of the issuer to borrow from the U.S. Treasury, such as securities of the Federal Home Loan Banks; (ii) the discretionary authority of the U.S. government to purchase the agency's obligations, such as securities of the FNMA; or (iii) only the credit of the issuer. No assurance can be given that the U.S. government will provide financial support in the future to U.S. government agencies, authorities or instrumentalities that are not supported by the full faith and credit of the United States. Securities guaranteed as to principal and interest by the U.S. government, its agencies, authorities or instrumentalities include: (i) securities for which the payment of principal and interest is backed by an irrevocable letter of credit issued by the U.S. government or any of its agencies, authorities or instrumentalities; and (ii) participations in loans made to non-U.S. governments or other entities that are so guaranteed. The secondary market for certain of these participations is limited and, therefore, may be regarded as illiquid.

U.S. government securities may include zero coupon securities that may be purchased when yields are attractive and/or to enhance portfolio liquidity. Zero coupon U.S. government securities are debt obligations that are issued or purchased at a significant discount from face value. The discount approximates the total amount of interest the security will accrue and compound over the period until maturity or the particular interest payment date at a rate of interest reflecting the market rate of the security at the time of issuance. Zero coupon U.S. government securities do not require the periodic payment of interest. These investments benefit the issuer by mitigating its need for cash to meet debt service, but generally require a higher rate of return to attract investors who are willing to defer receipt of cash. These investments may experience greater volatility in market value than U.S. government securities that make regular payments of interest. The trust accrues income on these investments for tax and accounting purposes, which is distributable to shareholders and which, because no cash is received at the time of accrual, may require the liquidation of other portfolio securities to satisfy the fund's distribution obligations, in which case the trust will forgo the purchase of additional income producing assets with these funds. Zero coupon U.S. government securities include STRIPS and CUBES, which are issued by the U.S. Treasury as component parts of U.S. Treasury bonds and represent scheduled interest and principal payments on the bonds.

Repurchase Agreements

The trust may enter into repurchase agreements with broker-dealers, member banks of the Federal Reserve System and other financial institutions. Repurchase agreements are arrangements under which the trust purchases securities and the seller agrees to repurchase the securities within a specific time and at a specific price. The repurchase price is generally higher than the trust's purchase price, with the difference being income to the trust. Under the direction of the Board of Trustees, Pioneer reviews and monitors the creditworthiness of any institution that enters into a repurchase agreement with the trust. The counterparty's obligations under the repurchase agreement are collateralized with U.S. Treasury and/or agency obligations with a market value of not less than 100% of the obligations, valued daily. Collateral is held by the trust's custodian in a segregated, safekeeping account for the benefit of the trust. Repurchase agreements afford the trust an opportunity to earn income on temporarily available cash at low risk. In the event of commencement of bankruptcy or insolvency proceedings with respect to the seller of the security before repurchase of the security under a repurchase agreement, the trust may encounter delay and incur costs before being able to sell the security. Such a delay may involve loss of interest or a decline in price of the security. If the court characterizes the transaction as a loan and the trust has not perfected a security interest in the security, the trust may be required to return the security to the seller's estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, the trust would be at risk of losing some or all of the principal and interest involved in the transaction.

Lending of Portfolio Securities

The trust may lend portfolio securities to registered broker-dealers or other institutional investors deemed by Pioneer to be of good standing under agreements which require that the loans be secured continuously by collateral in cash, cash equivalents or U.S. Treasury bills maintained on a current basis at an amount at least equal to the market value of the securities loaned. The trust continues to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned as well as the benefit of an increase and the detriment of any decrease in the market value of the securities loaned and would also receive compensation based on investment of the collateral. The trust would not, however, have the right to vote any securities having voting rights during the existence of the loan, but would call the loan in anticipation of an important vote to be taken among holders of the securities or of the giving or withholding of consent on a material matter affecting the investment.

As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. The trust will lend portfolio securities only to firms that have been approved in advance by the Board of Trustees, which will monitor the creditworthiness of any such firms. At no time would the value of the securities loaned exceed 33 1/3% of the value of the trust's total assets.

When-Issued, Delayed Delivery and Forward Commitment Transactions

The trust may purchase and sell securities, including U.S. government securities, on a when-issued, delayed delivery or forward commitment basis. Typically, no income accrues on securities the trust has committed to purchase prior to the time delivery of the securities is made, although the trust may earn income on securities it has segregated. See "Asset Segregation."

When purchasing a security on a when-issued, delayed delivery, or forward commitment basis, the trust assumes the rights and risks of ownership of the security, including the risk of price fluctuations, and takes such fluctuations into account when determining its net asset value. Because the trust is not required to pay for the security until the delivery date, these risks are in addition to the risks associated with the trust's other investments. If the trust remains substantially fully invested at a time when when-issued, delayed delivery, or forward commitment purchases are outstanding, the purchases may result in a form of leverage. When the trust has sold a security on a when-issued, delayed delivery, or forward commitment basis, the trust does not participate in future gains or losses with respect to the security. If the other party to a transaction fails to deliver or pay for the securities, the trust could miss a favorable price or yield opportunity or could suffer a loss. The trust may dispose of or renegotiate a transaction after it is entered into, and may sell when-issued, delayed delivery or forward commitment securities before they are delivered, which may result in a capital gain or loss. There is no percentage limitation on the extent to which the trust may purchase or sell securities on a when-issued, delayed delivery, or forward commitment basis.

The trust, as a holder of the securities of other investment companies, will bear its pro rata portion of the other investment companies' expenses, including advisory fees. These expenses are in addition to the direct expenses of the trust's own operations.

Asset Segregation

The 1940 Act requires that the trust segregate assets in connection with certain types of transactions that may have the effect of leveraging the trust's portfolio. If the trust enters into a transaction requiring segregation, such as a forward commitment, the custodian or Pioneer will segregate liquid assets in an amount required to comply with the 1940 Act. Such segregated assets will be valued at market daily. If the aggregate value of such segregated assets declines below the aggregate value required to satisfy the 1940 Act, additional liquid assets will be segregated.

Interest Rate Transactions

Interest Rate Swaps, Collars, Caps and Floors. In order to hedge the value of the trust's portfolio against interest rate fluctuations or to enhance the trust's income, the trust may, but is not required to, enter into various interest rate transactions such as interest rate swaps and the purchase or sale of interest rate caps and floors. To the extent that the trust enters into these transactions, the trust expects to do so primarily to preserve a return or spread on a particular investment or portion of its portfolio or to protect against any increase in the price of securities the trust anticipates purchasing at a later date. The trust intends to use these transactions primarily as a hedge and not as a speculative investment. However, the trust also may invest in interest rate swaps to enhance income or to increase the trust's yield, for example, during periods of steep interest rate yield curves (i.e., wide differences between short-term and long-term interest rates). The trust is not required to hedge its portfolio and may choose not to do so. The trust cannot guarantee that any hedging strategies it uses will work.

In an interest rate swap, the trust exchanges with another party their respective commitments to pay or receive interest (e.g., an exchange of fixed rate payments for floating rate payments). For example, if the trust holds a debt instrument with an interest rate that is reset only once each year, it may swap the right to receive interest at this fixed rate for the right to receive interest at a rate that is reset every week. This would enable the trust to offset a decline in the value of the debt instrument due to rising interest rates but would also limit its ability to benefit from falling interest rates. Conversely, if the trust holds a debt instrument with an interest rate that is reset every week and it would like to lock in what it believes to be a high interest rate for one year, it may swap the right to receive interest at this variable weekly rate for the right to receive interest at a rate that is fixed for one year. Such a swap would protect the trust from a reduction in yield due to falling interest rates and may permit the trust to enhance its income through the positive differential between one week and one year interest rates, but would preclude it from taking full advantage of rising interest rates.

The trust usually will enter into interest rate swaps on a net basis (i.e., the two payment streams are netted out with the trust receiving or paying, as the case may be, only the net amount of the two payments). The net amount of the excess, if any, of the trust's obligations over its entitlements with respect to each interest rate swap will be accrued on a daily basis, and an amount of cash or liquid instruments having an aggregate net asset value at least equal to the accrued excess will be maintained in a segregated account by the trust's custodian. If the interest rate swap transaction is entered into on other than a net basis, the full amount of the trust's obligations will be accrued on a daily basis, and the full amount of the trust's obligations will be maintained in a segregated account by the trust's custodian.

The trust also may engage in interest rate transactions in the form of purchasing or selling interest rate caps or floors. The trust will not sell interest rate caps or floors that it does not own. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest equal to the difference of the index and the predetermined rate on a notional principal amount (i.e., the reference amount with respect to which interest obligations are determined although no actual exchange of principal occurs) from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest at the difference of the index and the predetermined rate on a notional principal amount from the party selling such interest rate floor. The trust will not enter into caps or floors if, on a net basis, the aggregate notional principal amount with respect to such agreements exceeds the net assets of the trust.

Typically, the parties with which the trust will enter into interest rate transactions will be broker-dealers and other financial institutions. The trust will not enter into any interest rate swap, cap or floor transaction unless the unsecured senior debt or the claims-paying ability of the other party thereto is rated investment grade quality by at least one nationally recognized statistical rating organization at the time of entering into such transaction or whose creditworthiness is believed by Pioneer to be equivalent to such rating. If there is a default by the other party to such a transaction, the trust will have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with other similar instruments traded in the interbank market. Caps and floors, however, are less liquid than swaps. Certain federal income tax requirements may limit the trust's ability to engage in interest rate swaps.

Credit Default Swap Agreements. The trust may enter into credit default swap agreements. The "buyer" in a credit default contract is obligated to pay the "seller" a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the "par value" (full notional value) of the reference obligation in exchange for the reference obligation. The trust may be either the buyer or seller in the transaction. If the trust is a buyer and no event of default occurs, the trust loses its investment and recovers nothing. However, if an event of default occurs, the buyer receives full notional value for a reference obligation that may have little or no value. As a seller, the trust receives a fixed rate of income throughout the term of the contract, which typically is between six months and three years, provided that there is no default event. If an event of default occurs, the seller must pay the buyer the full notional value of the reference obligation.

Credit default swaps involve greater risks than if the trust had invested in the reference obligation directly. In addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risks. The trust will enter into swap agreements only with counterparties who are rated investment grade quality by at least one nationally recognized statistical rating organization at the time of entering into such transaction or whose creditworthiness is believed by Pioneer to be equivalent to such rating. A buyer also will lose its investment and recover nothing should no event of default occur. If an event of default were to occur, the value of the reference obligation received by the seller, coupled with the periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the trust. When the trust acts as a seller of a credit default swap agreement it is exposed to many of the same risks of leverage described under "Risk Factors--Leverage" and "Leverage" in the prospectus since if an event of default occurs the seller must pay the buyer the full notional value of the reference obligation.

The trust may in the future employ new or additional investment strategies and hedging instruments if those strategies and instruments are consistent with the trust's investment objective and are permissible under applicable regulations governing the trust.

Futures Contracts and Options on Futures Contracts. To hedge against changes in securities prices or currency exchange rates or to seek to increase total return, the trust may purchase and sell various kinds of futures contracts, and purchase and write (sell) call and put options on any of such futures contracts. The trust may also enter into closing purchase and sale transactions with respect to any of such contracts and options. The futures contracts may be based on various securities (such as U.S. government securities), securities indices and other financial instruments and indices. The trust will engage in futures and related options transactions for bona fide hedging and non-hedging purposes as described below. All futures contracts entered into by the trust are traded on U.S. exchanges or boards of trade that are licensed and regulated by the Commodity Futures Trading Commission (the "CFTC").

Futures Contracts. A futures contract may generally be described as an agreement between two parties to buy and sell particular financial instruments for an agreed price during a designated month (or to deliver the final cash settlement price, in the case of a contract relating to an index or otherwise not calling for physical delivery at the end of trading in the contract).

When interest rates are rising or securities prices are falling, the trust can seek to offset a decline in the value of its current portfolio securities through the sale of futures contracts. When interest rates are falling or securities prices are rising, the trust, through the purchase of futures contracts, can attempt to secure better rates or prices than might later be available in the market when it effects anticipated purchases.

Positions taken in the futures markets are not normally held to maturity but are instead liquidated through offsetting transactions which may result in a profit or a loss. While futures contracts on securities will usually be liquidated in this manner, the trust may instead make, or take, delivery of the underlying securities whenever it appears economically advantageous to do so. A clearing corporation associated with the exchange on which futures on securities are traded guarantees that, if still open, the sale or purchase will be performed on the settlement date.

Hedging Strategies. Hedging, by use of futures contracts, seeks to establish with more certainty the effective price, rate of return on portfolio securities and securities that the trust owns or proposes to acquire. The trust may, for example, take a "short" position in the futures market by selling futures contracts in order to hedge against an anticipated rise in interest rates that would adversely affect the value of the trust's portfolio securities. Such futures contracts may include contracts for the future delivery of securities held by the trust or securities with characteristics similar to those of the trust's portfolio securities. If, in the opinion of Pioneer, there is a sufficient degree of correlation between price trends for the trust's portfolio securities and futures contracts based on other financial instruments, securities indices or other indices, the trust may also enter into such futures contracts as part of its hedging strategies. Although under some circumstances prices of securities in the trust's portfolio may be more or less volatile than prices of such futures contracts, Pioneer will attempt to estimate the extent of this volatility difference based on historical patterns and compensate for any such differential by having the trust enter into a greater or lesser number of futures contracts or by attempting to achieve only a partial hedge against price changes affecting the trust's portfolio securities. When hedging of this character is successful, any depreciation in the value of portfolio securities will be substantially offset by appreciation in the value of the futures position. On the other hand, any unanticipated appreciation in the value of the trust's portfolio securities would be substantially offset by a decline in the value of the futures position.

On other occasions, the trust may take a "long" position by purchasing futures contracts. This may be done, for example, when the trust anticipates the subsequent purchase of particular securities when it has the necessary cash, but expects the prices then available in the market to be less favorable than prices that are currently available.

Options on Futures Contracts. The acquisition of put and call options on futures contracts will give the trust the right (but not the obligation) for a specified price to sell or to purchase, respectively, the underlying futures contract at any time during the option period. As the purchaser of an option on a futures contract, the trust obtains the benefit of the futures position if prices move in a favorable direction but limits its risk of loss in the event of an unfavorable price movement to the loss of the premium and transaction costs.

The writing of a call option on a futures contract generates a premium which may partially offset a decline in the value of the trust's assets. By writing a call option, the trust becomes obligated, in exchange for the premium, to sell a futures contract (if the option is exercised), which may have a value higher than the exercise price. Conversely, the writing of a put option on a futures contract generates a premium which may partially offset an increase in the price of securities that the trust intends to purchase. However, the trust becomes obligated to purchase a futures contract (if the option is exercised) which may have a value lower than the exercise price. Thus, the loss incurred by the trust in writing options on futures is potentially unlimited and may exceed the amount of the premium received. The trust will incur transaction costs in connection with the writing of options on futures.

The holder or writer of an option on a futures contract may terminate its position by selling or purchasing an offsetting option on the same series. There is no guarantee that such closing transactions can be effected. The trust's ability to establish and close out positions on such options will be subject to the development and maintenance of a liquid market.

Other Considerations. The trust will engage in futures and related options transactions only for bona fide hedging or non-hedging purposes in accordance with CFTC regulations which permit principals of an investment company registered under the 1940 Act to engage in such transactions without registering as commodity pool operators. The trust will determine that the price fluctuations in the futures contracts and options on futures used for hedging purposes are substantially related to price fluctuations in securities held by the trust or which the trust expects to purchase. Except as stated below, the trust's futures transactions will be entered into for traditional hedging purposes--i.e., futures contracts will be sold to protect against a decline in the price of that the trust owns, or futures contracts will be purchased to protect the trust against an increase in the price of securities it intends to purchase. As evidence of this hedging intent, the trust expects that on 75% or more of the occasions on which it takes a long futures or option position (involving the purchase of futures contracts), the trust will have purchased, or will be in the process of purchasing, equivalent amounts of related securities in the cash market at the time when the futures or option position is closed out. However, in particular cases, when it is economically advantageous for the trust to do so, a long futures position may be terminated or an option may expire without the corresponding purchase of securities or other assets.

As an alternative to literal compliance with the bona fide hedging definition, a CFTC regulation permits the trust to elect to comply with a different test, under which the sum of the amounts of initial margin deposits on the trust's existing non-hedging futures contracts and premiums paid for options on futures entered into for non-hedging purposes (net of the amount the positions are "in the money") would not exceed 5% of the market value of the trust's total assets. The trust will engage in transactions in futures contracts and related options only to the extent such transactions are consistent with the requirements of the Code for maintaining its qualification as a regulated investment company for federal income tax purposes.

Futures contracts and related options involve brokerage costs, require margin deposits and, in the case of contracts and options obligating the trust to purchase securities, require the trust to segregate assets to cover such contracts and options.

While transactions in futures contracts and options on futures may reduce certain risks, such transactions themselves entail certain other risks. Thus, while the trust may benefit from the use of futures and options on futures, unanticipated changes in interest rates or securities prices may result in a poorer overall performance for the trust than if it had not entered into any futures contracts or options transactions. In the event of an imperfect correlation between a futures position and a portfolio position which is intended to be protected, the desired protection may not be obtained and the trust may be exposed to risk of loss.

Options on Securities and Securities Indices

The trust may purchase put and call options on any security in which it may invest or options on any securities index based on securities in which it may invest. The trust would also be able to enter into closing sale transactions in order to realize gains or minimize losses on options it has purchased.

Writing Call and Put Options on Securities. A call option written by the trust obligates the trust to sell specified securities to the holder of the option at a specified price if the option is exercised at any time before the expiration date. All call options written by the trust are covered, which means that the trust will own the securities subject to the options as long as the options are outstanding, or the trust will use the other methods described below. The trust's purpose in writing covered call options is to realize greater income than would be realized on portfolio securities transactions alone. However, the trust may forgo the opportunity to profit from an increase in the market price of the underlying security.

A put option written by the trust would obligate the trust to purchase specified securities from the option holder at a specified price if the option is exercised at any time before the expiration date. All put options written by the trust would be covered, which means that the trust would have segregated assets with a value at least equal to the exercise price of the put option. The purpose of writing such options is to generate additional income for the trust. However, in return for the option premium, the trust accepts the risk that it may be required to purchase the underlying security at a price in excess of its market value at the time of purchase.

Call and put options written by the trust will also be considered to be covered to the extent that the trust's liabilities under such options are wholly or partially offset by its rights under call and put options purchased by the trust. In addition, a written call option or put may be covered by entering into an offsetting forward contract and/or by purchasing an offsetting option or any other option which, by virtue of its exercise price or otherwise, reduces the trust's net exposure on its written option position.

Writing Call and Put Options on Securities Indices. The trust may also write
(sell) covered call and put options on any securities index composed of securities in which it may invest. Options on securities indices are similar to options on securities, except that the exercise of securities index options requires cash payments and does not involve the actual purchase or sale of securities. In addition, securities index options are designed to reflect price fluctuations in a group of securities or segments of the securities market rather than price fluctuations in a single security.

The trust may cover call options on a securities index by owning securities whose price changes are expected to be similar to those of the underlying index, or by having an absolute and immediate right to acquire such securities without additional cash consideration (or for additional consideration if cash in such amount is segregated) upon conversion or exchange of other securities in its portfolio. The trust may cover call and put options on a securities index by segregating assets with a value equal to the exercise price.

Purchasing Call and Put Options. The trust would normally purchase call options in anticipation of an increase in the market value of securities of the type in which it may invest. The purchase of a call option would entitle the trust, in return for the premium paid, to purchase specified securities at a specified price during the option period. The trust would ordinarily realize a gain if, during the option period, the value of such securities exceeded the sum of the exercise price, the premium paid and transaction costs; otherwise the trust would realize either no gain or a loss on the purchase of the call option.

The trust would normally purchase put options in anticipation of a decline in the market value of securities in its portfolio ("protective puts") or in securities in which it may invest. The purchase of a put option would entitle the trust, in exchange for the premium paid, to sell specified securities at a specified price during the option period. The purchase of protective puts is designed to offset or hedge against a decline in the market value of the trust's holdings. Put options may also be purchased by the trust for the purpose of affirmatively benefiting from a decline in the price of securities which it does not own. The trust would ordinarily realize a gain if, during the option period, the value of the underlying securities decreased below the exercise price sufficiently to more than cover the premium and transaction costs; otherwise the trust would realize either no gain or a loss on the purchase of the put option. Gains and losses on the purchase of protective put options would tend to be offset by countervailing changes in the value of the underlying portfolio securities.

The trust may terminate its obligations under an exchange-traded call or put option by purchasing an option identical to the one it has written. Obligations under over-the-counter options may be terminated only by entering into an offsetting transaction with the counterparty to such option. Such purchases are referred to as "closing purchase transactions."

Risks of Trading Options. There is no assurance that a liquid secondary market on an options exchange will exist for any particular exchange-traded option, or at any particular time. If the trust is unable to effect a closing purchase transaction with respect to covered options it has written, the trust will not be able to sell the underlying securities or dispose of its segregated assets until the options expire or are exercised. Similarly, if the trust is unable to effect a closing sale transaction with respect to options it has purchased, it will have to exercise the options in order to realize any profit and will incur transaction costs upon the purchase or sale of underlying securities.

Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options;
(ii) restrictions may be imposed by an exchange on opening or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or the Options Clearing Corporation (the "OCC") may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options on that exchange, if any, that had been issued by the OCC as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

The trust may purchase and sell options that are traded on U.S. exchanges and options traded over the counter with broker-dealers who make markets in these options. The ability to terminate over-the-counter options is more limited than with exchange-traded options and may involve the risk that broker-dealers participating in such transactions will not fulfill their obligations.

Transactions by the trust in options on securities and indices will be subject to limitations established by each of the exchanges, boards of trade or other trading facilities governing the maximum number of options in each class which may be written or purchased by a single investor or group of investors acting in concert. Thus, the number of options which the trust may write or purchase may be affected by options written or purchased by other investment advisory clients of Pioneer. An exchange, board of trade or other trading facility may order the liquidations of positions found to be in excess of these limits, and it may impose certain other sanctions.

The writing and purchase of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The successful use of protective puts for hedging purposes depends in part on Pioneer's ability to predict future price fluctuations and the degree of correlation between the options and securities markets.

The hours of trading for options may not conform to the hours during which the underlying securities are traded. To the extent that the options markets close before the markets for the underlying securities, significant price movements can take place in the underlying markets that cannot be reflected in the options markets.

In addition to the risks of imperfect correlation between the trust's portfolio and the index underlying the option, the purchase of securities index options involves the risk that the premium and transaction costs paid by the trust in purchasing an option will be lost. This could occur as a result of unanticipated movements in the price of the securities comprising the securities index on which the option is based.

Illiquid Securities

The trust may invest up to   % of its net assets in securities which are
illiquid at the time of investment. The term "illiquid securities" for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the trust has valued the securities. Illiquid securities are considered to include, among other things, written over-the-counter options, securities or other liquid assets being used as cover for such options, repurchase agreements with maturities in excess of seven days, certain loan participation interests, fixed time deposits which are not subject to prepayment or provide for withdrawal penalties upon prepayment (other than overnight deposits), and other securities whose disposition is restricted under the federal securities laws (other than securities issued pursuant to Rule 144A under the Securities Act of 1933, as amended (the "1933 Act") and certain commercial paper that Pioneer has determined to be liquid under procedures approved by the Board of Trustees).

Illiquid securities may include privately placed securities, which are sold directly to a small number of investors, usually institutions. Unlike public offerings, such securities are not registered under the federal securities laws. Although certain of these securities may be readily sold, others may be illiquid, and their sale may involve substantial delays and additional costs.

                             INVESTMENT RESTRICTIONS

The following are the trust's fundamental investment restrictions. These restrictions may not be changed without the approval of the holders of a majority of the trust's outstanding voting securities (which for this purpose and under the 1940 Act means the lesser of (i) 67% of the common shares represented at a meeting at which more than 50% of the outstanding common shares are represented or (ii) more than 50% of the outstanding common shares). If the trust were to issue a class of preferred shares, the investment restrictions could not be changed without the approval of a majority of the outstanding common and preferred shares, voting together as a class, and the approval of a majority of the outstanding preferred shares, voting separately by class. Statements in italics are not part of the restriction.

The trust may not:

(1) Issue senior securities, except as permitted by applicable law, as amended and interpreted or modified from time to time by any regulatory authority jurisdiction. Senior securities that the trust may issue in accordance with the 1940 Act include preferred shares, borrowing, futures, when-issued and delayed delivery securities and forward foreign currency exchange transactions.

(2) Borrow money, except as permitted by applicable law, as amended and interpreted or modified from time to time by any regulatory authority jurisdiction.

(3) The trust may not invest in real estate, except the trust may invest in securities of issuers that invest in real estate or interests therein, securities that are secured by real estate or interests therein, securities of real estate investment trusts, mortgage- backed securities and other securities that represent a similar indirect interest in real estate and the trust may acquire real estate or interests therein through exercising rights or remedies with regard to an instrument.

(4) The trust may not make loans, except that the trust may (i) lend portfolio securities in accordance with the trust's investment policies, (ii) enter into repurchase agreements, (iii) purchase all or a portion of an issue of publicly distributed debt securities, bank loan participation interests, bank certificates of deposit, acceptances, debentures or other securities, whether or not the purchase is made upon the original issuance of the securities, (iv) participate in a credit facility whereby the trust may directly lend to and borrow money from other affiliated funds to the extent permitted under the 1940 Act or an exemption therefrom, and (v) make loans in any other manner consistent with applicable law, as amended and interpreted or modified from time to time by any regulatory authority having jurisdiction.

(5) Invest in commodities or commodity contracts, except that the trust may invest in currency instruments and contracts and financial instruments and contracts that might be deemed to be commodities and commodity contracts. A futures contract, for example, may be deemed to be a commodity contract.

(6) The trust may not act as an underwriter, except insofar as the trust technically may be deemed to be an underwriter in connection with the purchase or sale of its portfolio securities.

(7) The trust may not make any investment inconsistent with its classification as a diversified closed-end investment company (or series thereof) under the 1940 Act.

(8) The trust may not concentrate its investments in securities of issuers in any particular industry except that the trust may invest 25% or more of its assets in issuers in any one or more states or securities the payments on which are derived from gas, electric, telephone, sewer and water segments of the municipal bond market. In the opinion of the SEC, investments are concentrated in a particular industry if such investments aggregate 25% or more of the trust's total assets. The trust's policy does not apply to investments in U.S. government securities.

All other investment policies of the trust are considered non-fundamental and may be changed by the Board of Trustees without prior approval of the trust's outstanding voting shares.

Under one provision of the 1940 Act, the trust may invest up to 10% of its total assets in the aggregate in shares of other investment companies and up to 5% of its total assets in any one investment company, provided the investment does not represent more than 3% of the voting stock of the acquired investment company at the time such shares are purchased. Other provisions of the 1940 Act may allow the trust to invest a greater percentage of its assets in other investment companies subject to certain conditions. As a shareholder in any investment company, the trust will bear its ratable share of that investment company's expenses, and would remain subject to payment of the trust's advisory fees and other expenses with respect to assets so invested. Holders of common shares would therefore be subject to duplicative expenses to the extent the trust invests in other investment companies. In addition, the securities of other investment companies may also be leveraged and will therefore be subject to the same leverage risks described herein and in the prospectus. As described in the prospectus in the section entitled "Risks," the net asset value and market value of leveraged shares will be more volatile and the yield to shareholders will tend to fluctuate more than the yield generated by unleveraged shares.

In addition, to comply with federal tax requirements for qualification as a "regulated investment company," the trust's investments will be limited in a manner such that at the close of each quarter of each tax year, (a) no more than 25% of the value of the trust's total assets are invested in the securities (other than United States government securities or securities of other regulated investment companies) of a single issuer or two or more issuers controlled by the trust and engaged in the same, similar or related trades or businesses and
(b) with regard to at least 50% of the trust's total assets, no more than 5% of its total assets are invested in the securities (other than United States government securities or securities of other regulated investment companies) of a single issuer. These tax-related limitations may be changed by the Trustees to the extent appropriate in light of changes to applicable tax requirements.

                             MANAGEMENT OF THE TRUST

Trustees and Officers

The trust's Board of Trustees provides broad supervision over the trust's affairs. The officers of the trust are responsible for the trust's operations. The trust's Trustees and officers are listed below, together with their principal occupations during the past five years. Asterisks indicates those Trustees who are interested persons of the trust within the meaning of the 1940 Act, and they are referred to as Interested Trustees. Trustees who are not interested persons of the trust are referred to as Independent Trustees. Each of the Trustees serves as a trustee of each of the [60] U.S. registered investment portfolios for which Pioneer serves as investment adviser (the "Pioneer Funds"). The address for all Interested Trustees and all officers of the trust is 60 State Street, Boston, Massachusetts 02109.

-----------------------------------------------------------------------------------
                          Term of
               Positions  Office and
Name, Age and  Held With  Length of   Principal Occupation    Other Directorships
Address        the Trust  Service     During Past Five Years  Held by this Trustee
-----------------------------------------------------------------------------------
Interested
Trustees:
-----------------------------------------------------------------------------------
               Trustee
               and
               President
-----------------------------------------------------------------------------------
               Trustee
               and
               Executive
               Vice
               President
-----------------------------------------------------------------------------------
Independent
Trustees:
-----------------------------------------------------------------------------------
               Trustee
-----------------------------------------------------------------------------------
               Trustee
-----------------------------------------------------------------------------------
               Trustee
-----------------------------------------------------------------------------------
               Trustee
-----------------------------------------------------------------------------------
               Trustee
-----------------------------------------------------------------------------------
               Trustee
-----------------------------------------------------------------------------------
Trust
Officers:
-----------------------------------------------------------------------------------
               Secretary
-----------------------------------------------------------------------------------
               Assistant
               Secretary
-----------------------------------------------------------------------------------

-----------------------------------------------------------------------------------
               Assistant
               Treasurer
-----------------------------------------------------------------------------------
               Assistant
               Treasurer
-----------------------------------------------------------------------------------

The outstanding capital stock of the investment adviser is indirectly majority owned by UniCredito Italiano S.p.A. ("UniCredito"), one of the largest banking groups in Italy.

The trust's Board of Trustees consists of members. The term of one class expires each year commencing with the first annual meeting following this public offering and no term shall continue for more than three years after the applicable election. The terms of ________ and ________ expire at the first annual meeting following this public offering, the terms of ________, ________ and _______ expire at the second annual meeting, and the terms of _________, __________ and _________ expire at the third annual meeting. Subsequently, each class of Trustees will stand for election at the conclusion of its respective term. Such classification may prevent replacement of a majority of the Trustees for up to a two-year period.

Board Committees

The Board of Trustees has an Audit Committee, which is comprised of _______ (chairperson), _________ and _________; a Nominating Committee, which is comprised of ______ and _________; a Valuation Committee, which is comprised of _______, _________ and _________; an Administrative Policies Committee, which is comprised of _______ (chairperson), _________ and _________ ; and an Independent Trustees Committee, which is comprised of all the trust's Independent Trustees. _________ is the chairperson of the Independent Trustees Committee.

The Board of Trustees has adopted a charter for the Audit Committee. In accordance with its charter, the purposes of the Audit Committee are:

o act as a liaison between the trust's independent auditors and the full Board of Trustees of the trust;

o discuss with the trust's independent auditors their judgments about the quality of the trust's accounting principles and underlying estimates as applied in the trust's financial reporting;

o review and assess the renewal materials of all related party contracts and agreements, including investment advisory agreements, underwriting contracts, administration agreements, and transfer agency contracts, among any other instruments and agreements that may be appropriate from time to time;

o review and approve insurance coverage and allocations of premiums between the management and the trust among the Pioneer Funds;

o review and approve expenses under the administration agreement between Pioneer and the trust; and

o ensure that the independent auditors submit on a periodic basis to the Audit Committee a formal written statement delineating all relationships between the auditors and the trust or Pioneer; to actively engage in a dialogue with the independent auditors with respect to any disclosed relationships or services that may impact the objectivity and independence of the independent auditors; and to recommend that the Trustees take appropriate action in response to the independent auditors' report to satisfy itself of the independent auditors' independence.

The Nominating Committee reviews the qualifications of any candidate recommended by the Independent Trustees to serve as an Independent Trustee and makes a recommendation regarding that person's qualifications. The Committee does not accept nominations from shareholders.

The Valuation Committee reviews the valuation assigned to certain securities by Pioneer in accordance with the trust's valuation procedures.

The Administrative Polices Committee reviews and reports to the Board concerning the trust compliance with certain administrative policies and procedures that the Board has established.

The Independent Trustees Committee reviews the trust's management contract and other related party contracts annually and is also responsible for any other action required to be taken, under the 1940 Act, by the Independent Trustees acting alone.

The trust's Declaration of Trust provides that the trust will indemnify the Trustees and officers against liabilities and expenses incurred in connection with any litigation in which they may be involved because of their offices with the trust, unless it is determined in the manner specified in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the trust or that such indemnification would relieve any officer or Trustee of any liability to the trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties.

Compensation of Officers and Trustees

The trust pays no salaries or compensation to any of its officers. The Pioneer Funds, including the trust, compensate their trustees as follows:

o If the Pioneer fund has assets greater than $250 million, the Pioneer fund pays each Independent Trustee an annual base fee calculated on the basis of the Pioneer fund's net assets.

o If the Pioneer fund has assets less than $250 million, the Pioneer fund pays each Independent Trustee an annual fee of $1,000.

o If the Pioneer fund has assets greater than $50 million, the Pioneer fund pays each Interested Trustee an annual fee of $500, and if the Pioneer fund has assets less than $50 million, the Pioneer fund pays each Interested Trustee and annual fee of $200 (Pioneer reimburses the fund for these fees).

o Each Pioneer fund with assets greater than $250 million pays each Independent Trustee who serves on a board committee an annual committee fee based the Pioneer fund's net assets (with additional compensation for chairpersons of such committees).

The following table sets forth certain information with respect to the compensation paid to each Trustee by the trust and the Pioneer funds as a group. Compensation from the trust is for the current calendar year and is estimated. Total compensation from the Pioneer Funds as a group is for the calendar year ended December 31, 2002.

                                                         Pension or                                      Total Compensation
                                                         Retirement Benefits                             from the Trust and
                                   Aggregate             Accrued as Part of     Estimated Annual         Other Pioneer
                                   Compensation from     Trust Expenses         Benefit Upon Retirement  Funds**
Name of Trustee                    Trust*
Interested Trustees:
                                                                         $0.00                    $0.00
---------------------------
                                                                          0.00                     0.00
---------------------------

Independent Trustees:
                                                                          0.00                     0.00
---------------------------
                                                                          0.00                     0.00
---------------------------
                                                                          0.00                     0.00
---------------------------
                                                                          0.00                     0.00
---------------------------
                                                                          0.00                     0.00
---------------------------
                                                                          0.00                     0.00
---------------------------                                               ----                     ----
                                                                         $0.00                    $0.00
                                                                         -----                    -----

      *     Estimated for the calendar year ending December 31, 2003.
      **    For the calendar year ended December 31, 2002. There are [60]
            U.S. registered investment portfolios in the Pioneer Family of Funds.
      *** Under the management contract, Pioneer reimburses the trust for any Trustee fees paid by the trust.

Ownership of shares of the Trust and other Pioneer funds

The following table indicates the value of shares that each Trustee beneficially owns in the trust and the Pioneer Funds in the aggregate. The value of shares of the trust and any other closed-end fund are determined based on closing market price on December 31, 2002. The value of shares of any Pioneer fund that is an open-end investment company is determined on the basis of the net asset value of the class of shares held as of December 31, 2002. The value of the shares held are stated in ranges in accordance with the requirements of the Securities and Exchange Commission (the "SEC"). The table reflects the Trustee's beneficial ownership of shares of the Pioneer Funds. Beneficial ownership is determined in accordance with the rules of the SEC.

---------------------------------------------------------------------------
                                             Aggregate Dollar Range of
                                             Equity Securities in All
                          Dollar Range of    Registered Investment
                          Equity Securities  Companies in the Pioneer
Name of Trustee           in the Trust       Funds
---------------------------------------------------------------------------
Interested Trustees:
---------------------------------------------------------------------------
                                        none
---------------------------------------------------------------------------
                                        none
---------------------------------------------------------------------------
Independent Trustees:
---------------------------------------------------------------------------
                                        none
---------------------------------------------------------------------------
                                        none
---------------------------------------------------------------------------
                                        none
---------------------------------------------------------------------------
                                        none
---------------------------------------------------------------------------
                                        none
---------------------------------------------------------------------------
                                        none
---------------------------------------------------------------------------

Material Relationships of the Independent Trustees. For purposes of the statements below:

o the immediate family members of any person includes their spouse, children in the person's household (including step and adoptive children) and any dependent of the person.

o an entity in a control relationship means any person who controls, is controlled by or is under common control with the named person. For example, UniCredito is an entity that is in a control relationship with Pioneer.

o a related fund is a registered investment company or an entity exempt from the definition of an investment company pursuant to Sections 3(c)(1) or 3(c)(7) of the 1940 Act, for which Pioneer or any of its affiliates act as investment adviser or for which [__________, ____________ or ____________]
      or any of its affiliates act as principal underwriter. For example, the trust's related funds include all of the Pioneer Funds and any non-U.S. funds managed by Pioneer or its affiliates.

As of December 31, 2002, none of the Independent Trustees, nor any of their immediate family members, beneficially own any securities issued by Pioneer, UniCredito or any other entity in a control relationship to Pioneer or ___________ or __________ or any person in a control relationship to ___________ or ___________. During the calendar years 2001 and 2002, none of the Independent Trustees, nor any of their immediately family members, had any direct or indirect interest (the value of which exceeded $60,000), whether by contract, arrangement or otherwise, in Pioneer, UniCredito, or any other entity in a control relationship to Pioneer or ___________ or __________ or any person that controls ___________ or __________. During the calendar years 2001 and 2002, none of the Independent Trustees, nor any of their immediately family member, had an interest in a transaction or a series of transactions in which the aggregate amount involved exceeded $60,000 and to which any of the following were a party (each a "fund related party"):

o     the trust

o     an officer of the trust

o     a related fund

o     an officer of any related fund

o     Pioneer

o     ___________ or __________

o     an officer of ___________ or __________

o     any affiliate of Pioneer, ___________ or __________

o     an officer of any such affiliate

During the calendar years 2001 and 2002, none of the Independent Trustees, nor any of their immediate family members, had any relationship (the value of which exceeded $60,000) with any fund related party, including, but not limited to, relationships arising out of (i) the payments for property and services, (ii) the provision of legal services, (iii) the provision of investment banking services (other than as a member of the underwriting syndicate) or (iv) the provision of consulting services.

During the calendar years 2001 and 2002, none of the Independent Trustees, nor any of their immediate family members, served as a member of a board of directors on which an officer of any of the following entities also serves as a director:

o     Pioneer

o     ___________ or __________

o     UniCredito

o     any other entity in a control relationship with Pioneer or ___________ or
      __________

None of the trust's Trustees or officers has any arrangement with any other person pursuant to which that Trustee or officer serves on the Board of Trustees. During the calendar years 2001 and 2002, none of the Independent Trustees, nor any of their immediate family members, had any position, including as an officer, employee, director or partner, with any of the following:

o     the trust

o     any related fund

o     Pioneer

o     ___________ or __________

o     any affiliated person of the trust

o     UniCredito

o     any other entity in a control relationship to the trust

Factors considered by the Independent Trustees in Approving the Management Contract. [to be included by amendment]

Code of Ethics

The trust and Pioneer have adopted a code of ethics under Rule 17j-1 of the 1940 Act which is applicable to officers, directors/trustees and designated employees of Pioneer and PIML. The code permits such persons to engage in personal securities transactions for their own accounts, including securities that may be purchased or held by the trust, and is designed to prescribe means reasonably necessary to prevent conflicts of interest from arising in connection with personal securities transactions. The code is on public file with and available from the SEC.

Investment Adviser

The trust has contracted with Pioneer to act as its investment adviser. Pioneer is an indirect, majority owned subsidiary of UniCredito. Pioneer is part of the global asset management group providing investment management and financial services to mutual funds, institutional and other clients. As of December 31, 2002, assets under management were approximately $108 billion worldwide, including over $22 billion in assets under management by Pioneer. Certain Trustees or officers of the trust are also directors and/or officers of certain of UniCredito's subsidiaries. Pioneer has entered into an agreement with its affiliate, PIML, pursuant to which PIML provides certain services and personnel to Pioneer.

As the trust's investment adviser, Pioneer provides the trust with investment research, advice and supervision and furnishes the trust with an investment program consistent with the trust's investment objective and policies, subject to the supervision of the trust's Trustees. Pioneer determines what portfolio securities will be purchased or sold, arranges for the placing of orders for the purchase or sale of portfolio securities, selects brokers or dealers to place those orders, maintains books and records with respect to the trust's securities transactions, and reports to the Trustees on the trust's investments and performance.

Under the management contract, Pioneer is not liable to the trust except by willful malfeasance, bad faith, gross negligence or reckless disregard of its duties and obligations. In providing its services to the trust, Pioneer may draw upon the research and investment management expertise of Pioneer's affiliate, PIML.

Pioneer has also entered into an administration agreement with the trust pursuant to which Pioneer provides certain administrative services to the trust. Under the administration agreement, the trust will reimburse Pioneer for its cost of providing administrative services to the.

PIMSS has entered into a transfer agency agreement with the trust pursuant to which PIMSS provides certain transfer agency services to the trust. Under the transfer agency agreement, the trust will reimburse PIMSS for its cost of
providing such services to the trust. PIMSS has retained [           ]
("      ") to provide sub-transfer agent, registrar, shareholder servicing agent and dividend dispersing agent services for the trust. The trust will pay a fee for such services. The transfer agency agreement may be terminated by the trust or PIMSS (without penalty) at any time upon not less than 60 days' prior written notice to the other party to the agreement.

Direct Registration of Trust Shares. Through              , the trust has made
its common shares eligible for inclusion in the direct registration system (DRS) administered by The Depository Trust Company (DTC), wherein will process transfers of common shares utilizing DTC's Profile Modification System.

Compensation and Expenses

Under the management contract, the trust will pay to Pioneer monthly, as compensation for the services rendered and expenses paid by it, a fee equal on an annual basis to ____% of the trust's average weekly managed assets. Because the fees paid to Pioneer are determined on the basis of the trust's managed assets, Pioneer's interest in determining whether to leverage the trust may differ from the interests of the trust. The advisory fee payable by the trust to Pioneer is higher than the fees paid by most U.S. investment companies.

The trust's average weekly managed assets are determined for the purpose of calculating the advisory fee by taking the average of all the weekly determinations of total assets during a given calendar month. The fee is payable for each calendar month as soon as practicable after the end of that month.

Under the terms of its management contract with the trust, Pioneer pays all the operating expenses, including executive salaries and the rental of office space, relating to its services for the trust, with the exception of the following, which are to be paid by the trust: (a) charges and expenses for fund accounting, pricing and appraisal services and related overhead, including, to the extent such services are performed by personnel of Pioneer or its affiliates, office space and facilities and personnel compensation, training and benefits; (b) the charges and expenses of auditors; (c) the charges and expenses of any administrator, custodian, transfer agent, plan agent, dividend disbursing agent and registrar appointed by the trust; (d) issue and transfer taxes chargeable to the trust in connection with securities transactions to which the trust is a party; (e) insurance premiums, interest charges, expenses in connection with any preferred shares, dues and fees for membership in trade associations and all taxes and corporate fees payable by the trust to federal, state or other governmental agencies; (f) fees and expenses involved in registering and maintaining registrations of the trust and/or its shares with federal regulatory agencies, state or blue sky securities agencies and foreign jurisdictions, including the preparation of prospectuses and statements of additional information for filing with such regulatory authorities; (g) all expenses of shareholders' and Trustees' meetings and of preparing, printing and distributing prospectuses, notices, proxy statements and all reports to shareholders and to governmental agencies; (h) charges and expenses of legal counsel to the trust and the Trustees; (i) compensation of those Trustees of the trust who are not affiliated with or interested persons of Pioneer or the trust (other than as Trustees); (j) the cost of preparing and printing share certificates; (k) interest on borrowed money, if any; and (l) the fees and other expenses of listing the trust's shares on the New York Stock Exchange or any other national stock exchange; (m) any other expense that the trust, Pioneer or any other agent of the trust may incur (I) as a result of a change in the law or regulations,
(II) as a result of a mandate from the Board of Trustees with associated costs of a character generally assumed by similarly structured investment companies or
(III) that is similar to the expenses listed above, and that is approved by the Board of Trustees (including a majority of the Trustees who are not affiliates of Pioneer) as being an appropriate expense of the trust. In addition, the trust will pay all brokers' and underwriting commissions chargeable to the trust in connection with securities transactions to which the trust is a party.

Duration and Terminations; Nonexclusive Services

The economic terms of the investment advisory agreement were approved by the trust's Board of Trustees at a meeting of the Board of Trustees held on _______ __, 2003, including a majority of the Trustees who are not parties to the agreement or interested persons of any such party (as such term is defined in the 1940 Act). The 1940 Act requires that the investment advisory agreement be approved by a majority of the trust's Board of Trustees, including a majority of the Trustees who are not interested persons as that term is defined in the 1940 Act, at an in person meeting of the Board of Trustees.

The investment advisory agreement was approved by the sole common shareholder of the trust as of _______ __, 2003.

Unless earlier terminated as described below, the management contract will remain in effect for two years from the date of its execution and from year to year thereafter if approved annually (i) by a majority of the Independent Trustees of the trust and (ii) by the Board of Trustees or by a majority of the outstanding voting securities of the trust. The management contract may be terminated without penalty on 60 days' written notice by either party thereto or by a vote of a majority of the outstanding voting securities of the trust and will terminate in the event it is assigned (as defined in the 1940 Act). The services of Pioneer are not deemed to be exclusive, and nothing in the relevant agreement will prevent Pioneer or its affiliates from providing similar services to other investment companies and other clients (whether or not their investment objectives and policies are similar to those of the trust) or from engaging in other activities.

Potential Conflicts of Interest

The trust is managed by Pioneer which also serves as investment adviser to other Pioneer funds and other accounts with investment objectives identical or similar to those of the trust. Securities frequently meet the investment objectives of the trust, the other Pioneer funds and such other accounts. In such cases, the decision to recommend a purchase to one fund or account rather than another is based on a number of factors. The determining factors in most cases are the amount of securities of the issuer then outstanding, the value of those securities and the market for them. Other factors considered in the investment recommendations include other investments which each fund or account presently has in a particular industry and the availability of investment funds in each fund or account.

It is possible that at times identical securities will be held by more than one fund and/or account. However, positions in the same issue may vary and the length of time that any fund or account may choose to hold its investment in the same issue may likewise vary. To the extent that more than one of the Pioneer funds or a private account managed by Pioneer seeks to acquire the same security at about the same time, the trust may not be able to acquire as large a position in such security as it desires or it may have to pay a higher price for the security. Similarly, the trust may not be able to obtain as large an execution of an order to sell or as high a price for any particular portfolio security if Pioneer decides to sell on behalf of another account the same portfolio security at the same time. On the other hand, if the same securities are bought or sold at the same time by more than one fund or account, the resulting participation in volume transactions could produce better executions for the trust. In the event more than one account purchases or sells the same security on a given date, the purchases and sales will normally be made as nearly as practicable on a pro rata basis in proportion to the amounts desired to be purchased or sold by each account. Although the other Pioneer funds may have the same or similar investment objective and policies as the trust, their portfolios do not generally consist of the same investments as the trust or each other, and their performance results are likely to differ from those of the trust.

                             PORTFOLIO TRANSACTIONS

All orders for the purchase or sale of portfolio securities are placed on behalf of the trust by Pioneer pursuant to authority contained in the trust's management contract. Securities purchased and sold on behalf of the trust normally will be traded in the over-the-counter market on a net basis (i.e., without commission) through dealers acting for their own account and not as brokers or otherwise through transactions directly with the issuer of the instrument. The cost of securities purchased from underwriters includes an underwriter's commission or concession, and the prices at which securities are purchased and sold from and to dealers include a dealer's markup or markdown. Pioneer normally seeks to deal directly with the primary market makers unless, in its opinion, better prices are available elsewhere. Some securities are purchased and sold on an exchange or in over-the-counter transactions conducted on an agency basis involving a commission. Pioneer seeks to obtain the best execution on portfolio trades. The price of securities and any commission rate paid are always factors, but frequently not the only factors, in judging best execution. In selecting brokers or dealers, Pioneer considers various relevant factors, including, but not limited to, the size and type of the transaction; the nature and character of the markets for the security to be purchased or sold; the execution efficiency, settlement capability and financial condition of the dealer; the dealer's execution services rendered on a continuing basis; and the reasonableness of any dealer spreads.

Pioneer may select broker-dealers that provide brokerage and/or research services to the trust and/or other investment companies or other accounts managed by Pioneer. In addition, consistent with Section 28(e) of the Securities Exchange Act of 1934, as amended (the "Exchange Act"), if Pioneer determines in good faith that the amount of commissions charged by a broker-dealer is reasonable in relation to the value of the brokerage and research services provided by such broker, the trust may pay commissions to such broker-dealer in an amount greater than the amount another firm may charge. Such services may include advice concerning the value of securities; the advisability of investing in, purchasing or selling securities; the availability of securities or the purchasers or sellers of securities; providing stock quotation services, credit rating service information and comparative fund statistics; furnishing analyses, electronic information services, manuals and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and performance of accounts and particular investment decisions; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). Pioneer maintains a listing of broker-dealers who provide such services on regular basis. However, because many transactions on behalf of the trust and other investment companies or accounts managed by Pioneer are placed with broker-dealers (including broker-dealers on the listing) without regard to the furnishing of such services, it is not possible to estimate the proportion of such transactions directed to such dealers solely because such services were provided. Pioneer believes that no exact dollar value can be calculated for such services.

The research received from broker-dealers may be useful to Pioneer in rendering investment management services to the trust as well as other investment companies or other accounts managed by Pioneer, although not all such research may be useful to the trust. Conversely, such information provided by brokers or dealers who have executed transaction orders on behalf of such other accounts may be useful to Pioneer in carrying out its obligations to the trust. The receipt of such research has not reduced Pioneer's normal independent research activities; however, it enables Pioneer to avoid the additional expenses which might otherwise be incurred if it were to attempt to develop comparable information through its own staff.

In circumstances where two or more broker-dealers offer comparable prices and executions, preference may be given to a broker-dealer which has sold shares of the trust as well as shares of other investment companies managed by Pioneer. This policy does not imply a commitment to execute all portfolio transactions through all broker-dealers that sell shares of the trust. The Pioneer funds have entered into third-party brokerage and/or expense offset arrangements to reduce the funds' total operating expenses. Pursuant to third-party brokerage arrangements, certain of the funds that invest primarily in U.S. equity securities may incur lower custody fees by directing brokerage to third-party broker-dealers. Pursuant to expense offset arrangements, the funds incur lower transfer agency expenses by maintaining their cash balances with the custodian.

The Board of Trustees periodically reviews Pioneer's performance of its responsibilities in connection with the placement of portfolio transactions on behalf of the trust.

                           REPURCHASE OF COMMON SHARES

The trust is a closed-end investment company and as such its shareholders will not have the right to cause the trust to redeem their shares. Instead, the trust's common shares will trade in the open market at a price that will be a function of several factors, including dividend levels (which are in turn affected by expenses), net asset value, call protection, dividend stability, relative demand for and supply of such shares in the market, general market and economic conditions and other factors. Shares of closed-end funds frequently trade at a discount to their net asset value. Common shares of closed-end investment companies like the trust that invest predominantly in [high yield municipal] securities have during some periods traded at prices higher than their net asset value (at a "premium") and during other periods traded at prices lower than their net asset value (at a "discount"). This is in part because the market price reflects the dividend yield on the common shares. When the yield on the net asset value per share is higher than yields generally available in the market for comparable securities, the market price will tend to reflect this by trading higher than the net asset value per share to adjust the yield to a comparable market rate. To the extent the common shares do trade at a discount, the trust's Board of Trustees may from time to time engage in open market repurchases or tender offers for shares after balancing the benefit to shareholders of the increase in the net asset value per share resulting from such purchases against the decrease in the assets of the trust and potential increase in the expense ratio of expenses to assets of the trust and consequent reduction in yield. The Board of Trustees believes that in addition to the beneficial effects described above, any such purchases or tender offers may result in the temporary narrowing of any discount but will not have any long-term effect on the level of any discount.

At any time when the trust's preferred shares are outstanding, the trust may not purchase, redeem or otherwise acquire any of its common shares unless (1) all accrued preferred shares dividends have been paid and (2) at the time of such purchase, redemption or acquisition, the net asset value of the trust's portfolio (determined after deducting the acquisition price of the common shares) is at least 200% of the liquidation value of the outstanding preferred shares (expected to equal the original purchase price per share plus any accrued and unpaid dividends thereon). Any service fees incurred in connection with any tender offer made by the trust will be borne by the trust and will not reduce the stated consideration to be paid to tendering shareholders.

Subject to its investment restrictions, the trust may borrow to finance the repurchase of shares or to make a tender offer. Interest on any borrowings to finance share repurchase transactions or the accumulation of cash by the trust in anticipation of share repurchases or tenders will reduce the trust's net income. Any share repurchase, tender offer or borrowing that might be approved by the trust's Board of Trustees would have to comply with the Exchange Act, the 1940 Act and the rules and regulations thereunder.

Although the decision to take action in response to a discount from net asset value will be made by the Board of Trustees at the time it considers such issue, it is the board's present policy, which may be changed by the Board of Trustees, not to authorize repurchases of common shares or a tender offer for such shares if: (1) such transactions, if consummated, would (a) result in the delisting of the common shares from the New York Stock Exchange, or (b) impair the trust's status as a regulated investment company under the Code, (which would make the trust a taxable entity, causing the trust's income to be taxed at the corporate level in addition to the taxation of shareholders who receive dividends from the trust) or as a registered closed-end investment company under the 1940 Act; (2) the trust would not be able to liquidate portfolio securities in an orderly manner and consistent with the trust's investment objective and policies in order to repurchase shares; or (3) there is, in the board's judgment, any (a) material legal action or proceeding instituted or threatened challenging such transactions or otherwise materially adversely affecting the trust, (b) general suspension of or limitation on prices for trading securities on the New York Stock Exchange, (c) declaration of a banking moratorium by federal or state authorities or any suspension of payment by United States or New York banks, (d) material limitation affecting the trust or the issuers of its portfolio securities by federal or state authorities on the extension of credit by lending institutions or on the exchange of foreign currency, (e) commencement of war, armed hostilities or other international or national calamity directly or indirectly involving the United States, or (f) other event or condition which would have a material adverse effect (including any adverse tax effect) on the trust or its shareholders if shares were repurchased. The Board of Trustees may in the future modify these conditions in light of experience.

The repurchase by the trust of its shares at prices below net asset value will result in an increase in the net asset value of those shares that remain outstanding. However, there can be no assurance that share repurchases or tender offers at or below net asset value will result in the trust's shares trading at a price equal to their net asset value. Nevertheless, the fact that the trust's shares may be the subject of repurchase or tender offers from time to time, or that the trust may be converted to an open-end investment company, may reduce any spread between market price and net asset value that might otherwise exist.

In addition, a purchase by the trust of its common shares will decrease the trust's total assets which would likely have the effect of increasing the trust's expense ratio. Any purchase by the trust of its common shares at a time when preferred shares are outstanding will increase the leverage applicable to the outstanding common shares then remaining.

Before deciding whether to take any action if the common shares trade below net asset value, the trust's Board of Trustees would likely consider all relevant factors, including the extent and duration of the discount, the liquidity of the trust's portfolio, the impact of any action that might be taken on the trust or its shareholders and market considerations. Based on these considerations, even if the trust's shares should trade at a discount, the Board of Trustees may determine that, in the interest of the trust and its shareholders, no action should be taken.

                         U.S. FEDERAL INCOME TAX MATTERS

The following is a summary discussion of certain U.S. federal income tax consequences that may be relevant to a shareholder acquiring, holding and disposing of common shares of the trust. This discussion addresses only U.S. federal income tax consequences to U.S. shareholders who hold their shares as capital assets and does not address all of the U.S. federal income tax consequences that may be relevant to particular shareholders in light of their individual circumstances. This discussion also does not address the tax consequences to shareholders who are subject to special rules, including, without limitation, financial institutions, insurance companies, dealers in securities, foreign shareholders, tax-exempt or tax-deferred plans, accounts, or entities, or investors who engage in constructive sale or conversion transactions. In addition, the discussion does not address state, local or foreign tax consequences, and it does not address any tax consequences other than U.S. federal income tax consequences. The discussion reflects applicable tax laws of the United States as of the date of this prospectus, which tax laws may be changed or subject to new interpretations by the courts or the Internal Revenue Services ("IRS") retroactively or prospectively. No attempt is made to present a detailed explanation of all U.S. federal income tax concerns affecting the trust or its shareholders, and the discussion set forth herein does not constitute tax advice. Investors are urged to consult their own tax advisers to determine the specific tax consequences to them of investing in the trust, including the applicable federal, state, local and foreign tax consequences to them and the effect of possible changes in tax laws.

The trust intends to elect to be treated and to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code so that it generally will not pay U.S. federal income tax on income and capital gains distributed to shareholders. In order to qualify as a regulated investment company under Subchapter M of the Code, which this discussion assumes, the trust must, among other things, derive at least 90% of its gross income for each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including gains from options, futures and forward contracts) derived with respect to its business of investing in such stock, securities or currencies (the 90% income test") and satisfy certain quarterly asset diversification requirements. For purposes of the 90% income test, the character of income earned by certain entities in which the trust invests that are not treated as corporations for U.S. federal income tax purposes (e.g., partnerships or trusts) will generally pass through to the trust. Consequently, the trust may be required to limit its equity investments in such entities that earn fee income, rental income or other nonqualifying income.

If the trust qualifies as a regulated investment company and, for each taxable year, it distributes to its shareholders an amount equal to or exceeding the sum of (i) 90% of its "investment company taxable income" as that term is defined in the Internal Revenue Code (which includes, among other things, dividends, taxable interest, and the excess of any net short-term capital gains over net long-term capital losses, as reduced by certain deductible expenses) and (ii) 90% of the excess of its gross tax-exempt interest, if any, over certain disallowed deductions, the trust generally will be relieved of U.S. federal income tax on any income of the trust, including long-term capital gains, distributed to shareholders. However, if the trust retains any investment company taxable income or "net capital gain" (the excess of net long-term capital gain over net short-term capital loss), it generally will be subject to U.S. federal income tax at regular corporate rates on the amount retained. The trust intends to distribute at least annually all or substantially all of its investment company taxable income, net tax-exempt interest, and net capital gain. If for any taxable year, the trust did not qualify as a regulated investment company, it would be treated as a corporation subject to U.S. federal income tax.

Under the Code, the trust will be subject to a nondeductible 4% U.S. federal excise tax on a portion of its undistributed taxable ordinary income and capital gains if it fails to meet certain distribution requirements with respect to each calendar year. The trust intends to make distributions in a timely manner and accordingly does not expect to be subject to the excise tax.

Commencing within approximately 90 days from the date of the filing of the prospectus, the trust intends to declare a dividend from all or a portion of its net investment income monthly. The trust intends to distribute any net short- and long-term capital gains at least annually. Dividends from income and/or capital gains may also be paid at such other times as may be necessary for the trust to avoid U.S. federal income or excise tax.

In accordance with its investment objective, the trust invests its assets in a manner which will provide as large a portion of tax-exempt income as is consistent with the protection of shareholders' capital. The trust may from time to time invest a portion of its portfolio in short-term taxable obligations and may engage in transactions generating gain or income which is not tax-exempt, e.g., purchase non-municipal securities, sell or lend portfolio securities, enter into repurchase agreements, dispose of rights to when-issued securities prior to issuance, acquire any debt obligation at a market discount, acquire certain stripped tax-exempt obligations or their coupons or enter into options and futures transactions. The trust's distributions from such gain or income will not be "exempt-interest dividends", as described below, and accordingly will be taxable.

The Code permits tax-exempt interest received by the trust to flow through as tax-exempt "exempt-interest dividends" to the trust's shareholders, provided that the trust qualifies as a regulated investment company and at least 50% of the value of the trust's total assets at the close of each quarter of its taxable year consists of tax-exempt obligations, i.e., obligations described in
Section 103(a) of the Code. That part of the trust's net investment income which is attributable to interest from tax-exempt obligations and which is distributed to shareholders will be designated by the trust as an "exempt-interest dividend" under the Code. Exempt-interest dividends are excluded from a shareholder's gross income under the Code but are nevertheless required to be reported on the shareholder's U.S. federal income tax return. The percentage of income designated as tax-exempt is applied uniformly to all distributions made during each taxable year and may differ from the actual tax-exempt percentage earned by the trust during any particular month. That portion of the trust's dividends and distributions not designated as tax-exempt will be taxable as described below.

Exempt-interest dividends derived from interest on certain "private activity bonds" will be items of tax preference that are subject to U.S. federal alternative minimum tax for individuals or entities that are subject to such tax, and all exempt-interest dividends may result in or increase a corporate shareholder's liability for the U.S. federal alternative minimum tax.

Interest on indebtedness incurred (directly or indirectly) by a shareholder to purchase or carry shares of the trust will not be deductible for U.S. federal income tax purposes to the extent it is deemed under the Code and applicable regulations to relate to exempt-interest dividends received from the trust. The trust may not be an appropriate investment for persons who are "substantial users" of facilities financed by industrial revenue or private activity bonds or persons related to substantial users. Shareholders receiving social security or certain railroad retirement benefits may be subject to U.S. federal income tax on a portion of such benefits as a result of receiving investment income, including exempt-interest dividends and other distributions paid by the trust.

Unless a shareholder is ineligible to participate or elects otherwise, all distributions from the trust will be automatically reinvested in additional full and fractional shares of the trust. For U.S. federal income tax purposes, all dividends, other than exempt-interest dividends, generally are taxed as described below whether a shareholder takes them in cash or reinvests them in additional shares of the trust. In general, assuming that the trust has sufficient earning and profits, dividends from investment company taxable income, are taxable as ordinary income and dividends from net capital gain, if any, that are designated as capital gain dividends are taxable as long-term capital gains for U.S. federal income tax purposes without regard to the length of time the shareholder has held shares of the trust. Distributions by the trust in excess of the trust's current and accumulated earnings and profits will be treated as a return of capital to the extent of (and in reduction of) the shareholder's tax basis in its shares and any such amount in excess of that basis will be treated as gain from the sale of shares, as discussed below. The U.S. federal income tax status of all distributions will be reported to shareholders annually.

If the trust retains any net capital gain for a taxable year, the trust may designate the retained amount as undistributed capital gains in a notice to shareholders who, if subject to U.S. federal income tax on long-term capital gains, (i) will be required to include in income for U.S. federal income tax purposes, as long-term capital gain, their proportionate shares of such undistributed amount, and (ii) will be entitled to credit their proportionate shares of the tax paid by the trust on the undistributed amount against their U.S. federal income tax liabilities, if any, and to claim refunds to the extent the credit exceeds such liabilities.

Although dividends generally will be treated as distributed when paid, any dividend declared by the trust as of a record date in October, November or December and paid during the following January will be treated for U.S. federal income tax purposes as received by shareholders on December 31 of the calendar year in which it is declared.

If the trust invests in certain pay-in-kind securities, zero coupon securities, deferred interest securities or, in general, any other securities with original issue discount (or with market discount if the trust elects to include market discount in income currently), the trust generally must accrue income on such investments for each taxable year, which generally will be prior to the receipt of the corresponding cash payments. However, the trust must distribute, at least annually, all or substantially all of its investment company taxable income and tax-exempt income, including such accrued income, to shareholders to qualify as a regulated investment company under the Code and avoid U.S. federal income and excise taxes. Therefore, the trust may have to dispose of its portfolio securities under disadvantageous circumstances to generate cash, or may have to borrow the cash, to satisfy distribution requirements.

The trust may invest to a significant extent in debt obligations that are in the lowest rating categories or are unrated, including debt obligations of issuers not currently paying interest or who are in default. Investments in debt obligations that are at risk of or in default present special tax issues for the trust. Tax rules are not entirely clear about issues such as when the trust may cease to accrue interest, original issue discount or market discount, when and to what extent deductions may be taken for bad debts or worthless securities, how payments received on obligations in default should be allocated between principal and income and whether exchanges of debt obligations in a workout context are taxable. These and other issues will be addressed by the trust, in the event it invests in such securities, in order to seek to ensure that it distributes sufficient income to preserve its status as a regulated investment company and does not become subject to U.S. federal income or excise tax.

If the trust utilizes leverage through borrowing or issuing preferred shares, a failure by the trust to meet the asset coverage requirements imposed by the 1940 Act or by any rating organization that has rated such leverage, or additional restrictions that may be imposed by certain lenders on the payment of dividends or distributions potentially could limit or suspend the trust's ability to make distributions on its common shares. Such a suspension or limitation could prevent the trust from distributing at least 90% of its investment company taxable income as is required under the Code and therefore might jeopardize the trust's qualification for taxation as a regulated investment company under the Code and/or might subject the trust to the 4% excise tax. Upon any failure to meet such asset coverage requirements, the trust may, in its sole discretion, purchase or redeem shares of preferred stock in order to maintain or restore the requisite asset coverage and avoid the adverse consequences to the trust and its shareholders of failing to satisfy the distribution requirement. There can be no assurance, however, that any such action would achieve these objectives. The trust will endeavor to avoid restrictions on its ability to distribute dividends.

For U.S. federal income tax purposes, the trust is permitted to carry forward a net capital loss for any year to offset its capital gains, if any, for up to eight years following the year of the loss. To the extent subsequent capital gains are offset by such losses, they would not result in U.S. federal income tax liability to the trust and are not expected to be distributed as such to shareholders.

At the time of an investor's purchase of trust shares, a portion of the purchase price may be attributable to realized or unrealized appreciation in the trust's portfolio or undistributed taxable income of the trust. Consequently, subsequent distributions by the trust with respect to these shares from such appreciation or income may be taxable to such investor even if the trading value of the investor's shares is, as a result of the distributions, reduced below the investor's cost for such shares and the distributions economically represent a return of a portion of the investment.

Sales and other dispositions are taxable events for shareholders that are subject to tax. Shareholders should consult their own tax advisers with reference to their individual circumstances to determine whether any particular transaction in trust shares is properly treated as a sale for tax purposes, as the following discussion assumes, and the tax treatment of any gains or losses recognized in such transactions. In general, if trust shares are sold, the shareholder will recognize gain or loss equal to the difference between the amount realized on the sale and the shareholder's adjusted basis in the shares. Such gain or loss generally will be treated as long-term capital gain or loss if the shares were held for more than one year and otherwise generally will be treated as short-term capital gain or loss. Any loss realized by a shareholder upon the sale or other disposition of shares with a tax holding period of six months or less will be disallowed to the extent of any exempt-interest dividends paid with respect to such shares, and any portion of such loss that exceeds the amount disallowed will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gain with respect to such shares. Losses on sales or other dispositions of shares may be disallowed under "wash sale" rules in the event the selling shareholder makes other investments in the trust (including those made pursuant to reinvestment of dividends and/or capital gain distributions) within a period of 61 days beginning 30 days before and ending 30 days after a redemption or other disposition of shares. In such a case, the disallowed portion of any loss generally would be included in the U.S. federal tax basis of the shares acquired in the other investments. If shares are sold after tax-exempt income is accrued but before it is paid as a dividend, the sales price generally will reflect the accrued income, which will increase the taxable gain (or reduce the loss) on the sale, even though the income would have been exempt from tax if distributed as a dividend prior to the sale.

Options written or purchased and futures contracts entered into by the trust on certain securities or indices may cause the trust to recognize gains or losses from marking-to-market even though such options may not have lapsed, been closed out, or exercised, or such futures contracts may not have been performed or closed out. The tax rules applicable to these contracts may affect the characterization of some capital gains and losses realized by the trust as long-term or short-term. Additionally, the trust may be required to recognize gain if an option, futures contract, short sale or other transaction that is not subject to the mark-to-market rules is treated as a "constructive sale" of an "appreciated financial position" held by the trust under Section 1259 of the Code. Any net mark-to-market gains and/or gains from constructive sales may also have to be distributed to satisfy the distribution requirements referred to above even though the trust may receive no corresponding cash amounts, possibly requiring the disposition of portfolio securities or borrowing to obtain the necessary cash. Losses on certain options or futures contracts and/or offsetting positions (portfolio securities or other positions with respect to which the trust's risk of loss is substantially diminished by one or more options or futures contracts) may also be deferred under the tax straddle rules of the Code, which may also affect the characterization of capital gains or losses from straddle positions and certain successor positions as long-term or short-term. Certain tax elections may be available that would enable the trust to ameliorate some adverse effects of the tax rules described in this paragraph. The tax rules applicable to options, futures and straddles may affect the amount, timing and character of the trust's income and gains or losses and hence of its distributions to shareholders.

The trust's dividends and distributions will generally not qualify to any material extent for any dividends-received deduction that might otherwise be available for certain dividends received by shareholders that are corporations. In addition, no portion of the trust's distributions from net capital gain will qualify for this deduction.

The exclusion from gross income of exempt-interest dividends for U.S. federal income tax purposes does not necessarily result in exclusion under the tax laws of any state or local taxing authority, which vary with respect to the taxation of such income. Many states will exempt from tax that portion of an exempt-interest dividend which represents interest received by the trust on that state's securities, subject in some cases to compliance with concentration and/or reporting requirements, which the trust makes no commitment to seek to satisfy. However, the trust will report annually to its shareholders the percentage of interest income received by the trust during the preceding year on federally tax-exempt obligations indicating, on a state-by-state basis only, the source of such income. Each shareholder is advised to consult his own tax adviser regarding the exclusion from gross income, if any, of exempt-interest dividends under the state and local tax laws applicable to the shareholder.

A state income (and possibly local income and/or intangible property) tax exemption is generally available to the extent the trust's distributions are derived from interest on (or, in the case of intangible property taxes, the value of its assets is attributable to) certain U.S. government obligations, provided in some states that certain thresholds for holdings of such obligations and/or reporting requirements are satisfied. The trust will not seek to satisfy any threshold or reporting requirements that may apply in particular taxing jurisdictions, although the trust may in its sole discretion provide relevant information to shareholders.

The federal income tax treatment of the trust's investment in transactions involving interest rate swaps, caps, floors, and collars is uncertain and may be subject to recharacterization by the IRS. To the extent the tax treatment of such securities or transactions differs from the tax treatment expected by the trust, the timing or character of income recognized by the trust could be affected, requiring the trust to purchase or sell securities, or otherwise change its portfolio, in order to comply with the tax rules applicable to regulated investment companies under the Code.
The IRS has taken the position that if a regulated investment company has two classes of shares, it must designate distributions made to each class in any year as consisting of no more than such class's proportionate share of particular types of income, including exempt-interest dividends, net capital gains, and other income subject to federal income tax. A class's proportionate share of a particular type of income is determined according to the percentage of total dividends paid by the regulated investment company to such class. Consequently, if both common shares and preferred shares are outstanding, the trust intends to designate distributions made to the classes of particular types of income in accordance with the classes' proportionate shares of such income. Thus, the trust will designate exempt-interest dividends, net capital gains, and other income subject to federal income tax in a manner that allocates such income between the holders of common shares and preferred shares in proportion to the total dividends paid to each class during the taxable year, or otherwise as required by applicable law.

Federal law requires that the trust withhold (as "backup withholding") 30% of reportable payments, including dividends (other than exempt-interest dividends), capital gain distributions and the proceeds of redemptions and exchanges or repurchases of trust shares, paid to shareholders who have not complied with IRS regulations. In order to avoid this withholding requirement, shareholders must certify on their Account Applications, or on separate IRS Forms W-9, that the Social Security Number or other Taxpayer Identification Number they provide is their correct number and that they are not currently subject to backup withholding, or that they are exempt from backup withholding. The trust may nevertheless be required to withhold if it receives notice from the IRS or a broker that the number provided is incorrect or backup withholding is applicable as a result of previous underreporting of interest or dividend income. Backup withholding may be inapplicable for any year in which the trust reasonably estimates that at least 95% of its dividends paid with respect to such year are exempt-interest dividends.

The description of certain U.S. federal tax provisions above relates only to U.S. federal income tax consequences for shareholders who are U.S. persons, i.e., U.S. citizens or residents or U.S. corporations, partnerships, trusts or estates, and who are subject to U.S. federal income tax. This description does not address the special tax rules that may be applicable to particular types of investors, such as financial institutions, insurance companies, securities dealers, or tax-exempt or tax-deferred plans, accounts or entities. Investors other than U.S. persons may be subject to different U.S. tax treatment, including a non-resident alien U.S. withholding tax at the rate of 30% or at a lower treaty rate on amounts treated as ordinary dividends from the trust and, unless an effective IRS Form W-8BEN, or other authorized withholding certificate is on file, to backup withholding at the rate of 30% on certain other payments from the trust. Shareholders should consult their own tax advisers on these matters and on state, local and other applicable tax laws.

            PERFORMANCE-RELATED, COMPARATIVE AND OTHER INFORMATION

Performance-Related Information. From time to time, in advertisements, in sales literature or in reports to shareholders, the past performance of the trust may be illustrated and/or compared with that of other investment companies with similar investment objectives and to municipal securities or other relevant indices. For example, yield or total return of the trust's shares may be compared to averages or rankings prepared by Lipper, Inc., a widely recognized independent service which monitors mutual fund performance; the Lehman Brothers Municipal Bond Index; or other comparable indices or investment vehicles. In addition, the performance of the trust's shares may be compared to alternative investment or savings vehicles and/or to indices or indicators of economic activity, e.g., inflation or interest rates. The trust may also include securities industry or comparative performance information generally and in advertising or materials marketing the fund's shares. Performance rankings and listings reported in newspapers or national business and financial publications, such as Barron's, Business Week, Consumers Digest, Consumer Reports, Financial World, Forbes, Fortune, Investors Business Daily, Kiplinger's Personal Finance Magazine, Money Magazine, New York Times, Smart Money, USA Today, U.S. News and World Report, The Wall Street Journal and Worth, may also be cited (if the fund is listed in any such publication) or used for comparison, as well as performance listings and rankings from various other sources including Bloomberg Financial Markets, CDA/Wiesenberger, Donoghue's Mutual Fund Almanac, Ibbotson Associates, Investment Company Data, Inc., Johnson's Charts, Kanon Bloch Carre and Co., Lipper, Inc., Micropal, Inc., Morningstar, Inc., Schabacker Investment Management and Towers Data Systems, Inc. In addition, from time to time quotations from articles from financial publications such as those listed above may be used in advertisements, in sales literature or in reports to shareholders of the fund.

The trust may also present, from time to time, historical information depicting the value of a hypothetical account in one or more classes of the fund since inception.

Past performance is not indicative of future results. At the time common shareholders sell their shares, they may be worth more or less than their original investment. At any time in the future, yields and total return may be higher or lower than past yields and total return, and there can be no assurance that any historical results will continue.

Pioneer. From time to time, Pioneer or the trust may use, in advertisements or information furnished to present or prospective shareholders, information regarding Pioneer including, without limitation, information regarding Pioneer's investment style, countries of operation, organization, professional staff, clients (including other registered investment companies), assets under management and performance record. These materials may refer to opinions or rankings of Pioneer's overall investment management performance contained in third-party reports or publications. Pioneer's U.S. mutual fund investment history includes creating in 1928 one of the first mutual funds. Pioneer has traditionally served a mutual fund and an institutional clientele. As of December 31, 2002, Pioneer and its affiliates managed approximately $108 billion in assets worldwide, including over $22 billion in assets under management by Pioneer for U.S. investors. Pioneer and its affiliates manage over 52 mutual funds registered in the United States or other jurisdictions and employ over _____ multicultural professionals in __ countries. Pioneer and its affiliates utilize a network of _____ distributors worldwide.

Advertisements for the trust may make reference to certain other open- or closed-end investment companies managed by Pioneer.

Pioneer may present an investment allocation model demonstrating the trust's weightings in investment types, sectors or rating categories such as U.S. high yield, emerging markets or investment grade securities. The model allocations are representative of the trust's investment strategy, Pioneer's analysis of the market for high yield securities as of the date of the model and certain factors that may alter the allocation percentages include global economic conditions, individual company fundamentals or changes in market valuations. Such models may also indicate an expected or targeted weighted average rating of the trust's portfolio.

                                     EXPERTS

The statements of assets and liabilities and operations of the trust as of ______ __, 2003 appearing in this statement of additional information has been audited by _______________________, independent auditors, as set forth in their report thereon appearing elsewhere herein, and is included in reliance upon such report given upon the authority of such firm as experts in accounting and auditing. _______________________, located at _______________________, provides accounting and auditing services to the trust.

                             ADDITIONAL INFORMATION

A Registration Statement on Form N-2, including amendments thereto, relating to the shares offered hereby, has been filed by the trust with the SEC, Washington, D.C. The prospectus and this statement of additional information do not contain all of the information set forth in the Registration Statement, including any exhibits and schedules thereto. For further information with respect to the trust and the shares offered hereby, reference is made to the Registration Statement. Statements contained in the prospectus and this statement of additional information as to the contents of any contract or other document referred to are not necessarily complete and in each instance reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement, each such statement being qualified in all respects by such reference. A copy of the Registration Statement may be inspected without charge at the Commission's principal office in Washington, D.C., and copies of all or any part thereof may be obtained from the Commission upon the payment of certain fees prescribed by the Commission.

[FINANCIAL INFORMATION TO BE FILED IN A SUBSEQUENT AMENDMENT]

                        [Report of Independent Auditors]

APPENDIX A - DESCRIPTION OF RATINGS1

Moody's Prime Rating System

Moody's short-term ratings are opinions of the ability of issuers to honor senior financial obligations and contracts. Such obligations generally have an original maturity not exceeding one year, unless explicitly noted.

Moody's employs the following designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

Prime-1: Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

Leading market positions in well-established industries. High rates of return on funds employed. Conservative capitalization structure with moderate reliance on debt and ample asset protection.
Broad margins in earnings coverage of fixed financial charges and high internal cash generation. Well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2: Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation than is the case for Prime-2 securities. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3: Issuers (or supporting institutions) rated Prime-3 have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt-protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Not Prime: Issuers rated Not Prime do not fall within any of the Prime rating categories.

In addition, in certain countries the prime rating may be modified by the issuer's or guarantor's senior unsecured long-term debt rating.

Moody's Debt Ratings

Aaa: Bonds and preferred stock which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds and preferred stock which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.


--------
(1) The ratings indicated herein are believed to be the most recent ratings available at the date of this statement of additional information for the securities listed. Ratings are generally given to securities at the time of issuance. While the rating agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings indicated do not necessarily represent ratings which will be given to these securities on the date of the fund's fiscal year-end.

A: Bonds and preferred stock which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa: Bonds and preferred stock which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba: Bonds and preferred stock which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds and preferred stock which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds and preferred stock which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds and preferred stock which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C: Bonds and preferred stock which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody's assigns ratings to individual debt securities issued from medium-term note (MTN) programs, in addition to indicating ratings to MTN programs themselves. Notes issued under MTN programs with such indicated ratings are rated at issuance at the rating applicable to all pari passu notes issued under the same program, at the program's relevant indicated rating, provided such notes do not exhibit any of the characteristics listed below. For notes with any of the following characteristics, the rating of the individual note may differ from the indicated rating of the program:

1) Notes containing features which link the cash flow and/or market value to the credit performance of any third party or parties.

2) Notes allowing for negative coupons, or negative principal.

3) Notes containing any provision which could obligate the investor to make any additional payments.

Market participants must determine whether any particular note is rated, and if so, at what rating level.

Note: Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Standard & Poor's Short-Term Issue Credit Ratings

A-1: A short-term obligation rated A-1 is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2: A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3: A short-term obligation rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B: A short-term obligation rated B is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

C: A short-term obligation rated C is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D: A short-term obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Standard & Poor's Long-Term Issue Credit Ratings

Issue credit ratings are based, in varying degrees, on the following considerations:

      o Likelihood of payment-capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;

      o     Nature of and provisions of the obligation;

      o Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

The issue rating definitions are expressed in terms of default risk. As such, they pertain to senior obligations of an entity. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above. (Such differentiation applies when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.) Accordingly, in the case of junior debt, the rating may not conform exactly with the category definition.

AAA: An obligation rated AAA has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA: An obligation rated AA differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A: An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB: An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB: An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B: An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC: An obligation rated CCC is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC: An obligation rated CC is currently highly vulnerable to nonpayment.

C: A subordinated debt or preferred stock obligation rated C is currently highly vulnerable to nonpayment. The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued. A C also will be assigned to a preferred stock issue in arrears on dividends or sinking fund payments, but that is currently paying.

D: An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Plus (+) or minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

r: This symbol is attached to the ratings of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating.

N.R.: This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor's does not rate a particular obligation as a matter of policy.

Local Currency and Foreign Currency Risks

Country risk considerations are a standard part of Standard & Poor's analysis for credit ratings on any issuer or issue. Currency of repayment is a key factor in this analysis. An obligor's capacity to repay foreign currency obligations may be lower than its capacity to repay obligations in its local currency due to the sovereign government's own relatively lower capacity to repay external versus domestic debt. These sovereign risk considerations are incorporated in the debt ratings assigned to specific issues. Foreign currency issuer ratings are also distinguished from local currency issuer ratings to identify those instances where sovereign risks make them different for the same issuer.

                           PART C - OTHER INFORMATION

Item 23. Financial Statements and Exhibits

1.    Financial Statements.

      The Registrant's statement of assets and liabilities (balance sheet) dated ________, 2003, notes to that financial statement and report of independent public accountants thereon are included in the Registrant's prospectus.

2.    Exhibits:

         (a)(1)   Agreement and Declaration of Trust.(1)

         (a)(2)   Certificate of Trust.(1)

         (b)(1)   By-Laws.(1)

         (c)      None.

         (d)      None

         (e)      Automatic Dividend Reinvestment Plan.(2)

         (f)      None.

         (g) Investment Advisory Agreement with Pioneer Investment Management, Inc.(2)

         (h) Purchase Agreement between the Registrant and Pioneer Investment Management, Inc.(2)

         (i)      None.

         (j)      Custodian Agreement.(2)

         (k)      Administration Agreement.(2)

         (l)      Opinion of Counsel.(2)

         (m)      None.

         (n)      None.

         (o)      Not applicable.

         (p)      Share Purchase Agreement.(2)

         (q)      None.

         (r)      Not applicable.

         (s)      Code of Ethics.(2)

         (t)      Powers of Attorney.(2)

(1) Filed herewith.
(2) To be filed by amendment.

Item 24. Marketing Arrangements

Reference will be made to the underwriting agreement for the Registrant's shares of beneficial interest to be filed in an amendment to the Registrant's Registration Statement.

Item 25. Other Expenses and Distribution

The following table sets forth the estimated expenses to be incurred in connection with the offering described in this Registration Statement:

        Registration fees                          $

        New York Stock Exchange listing fee

        Printing (other than certificates)

        Engraving and printing certificates

        Accounting fees and expenses

        Legal fees and expenses

        NASD fee

        Miscellaneous

               Total                               $


Item 26. Persons Controlled by or Under Common Control

None

Item 27. Number of Holders of Securities

As of March 14, 2003, the number of record holders of each class of securities of the Registrant was

        (1)                                 (2)
        Title of Class                      Number of Record Holders

        Common Shares (no par value)        _____

Item 28. Indemnification

The Registrant's Agreement and Declaration of Trust (the "Declaration"), dated March 13, 2003, provides that every person who is, or has been, a Trustee or an officer, employee or agent of the

Registrant (including any individual who serves at its request as director, officer, partner, trustee or the like of another organization in which it has any interest as a shareholder, creditor or otherwise) ("Covered Person") shall be indemnified by the Registrant or the appropriate series of the Registrant to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being of having been a Covered Person and against amounts paid or incurred by him in the settlement thereof; provided that no indemnification shall be provided to a Covered Person (i) who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Registrant or its shareholders by reason of willful malfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office, or (B) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Registrant; or (ii) in the event of a settlement, unless there has been a determination that such Covered Person did not engage in willful malfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

The Declaration also provides that if any shareholder or former shareholder of any series of the Registrant shall be held personally liable solely by reason of his being or having been a shareholder and not because of his acts or omissions or for some other reason, the shareholder or former shareholder (or his heirs, executors, administrators or other legal representatives or in the case of any entity, its general successor) shall be entitled out of the assets belonging to the applicable series of the Registrant to be held harmless from and indemnified against all loss and expense arising from such liability. The Registrant, on behalf of its affected series, shall, upon request by such shareholder, assume the defense of any claim made against such shareholder for any act or obligation of the series and satisfy any judgment thereon from the assets of the series.

Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the "1933 Act"), may be available to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant's expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 29. Business and Other Connections of Investment Adviser

Pioneer Investment Management, Inc. ("Pioneer Investments") is a registered investment adviser under the Investment Advisers Act of 1940, as amended, and is an indirect, majority owned subsidiary of UniCredito Italiano S.p.A ("UniCredito"). Pioneer Investments manages investment companies, pension and profit sharing plans, trusts, estates or charitable organizations and other corporations or business entities.

To the knowledge of the Registrant, none of Pioneer Investments' directors or executive officers is or has been during their employment with Pioneer Investments engaged in any other business, profession, vocation or employment of a substantial nature for the past two fiscal years, except as noted below. Certain directors and officers, however, may hold or may have held various positions with, and engage or have engaged in business for, the investment companies that Pioneer Investments manages and/or other UniCredito subsidiaries.

                                    OTHER BUSINESS, PROFESSION, VOCATION OR
                                    EMPLOYMENT OF SUBSTANTIAL NATURE WITHIN LAST
NAME OF DIRECTOR/OFFICER            TWO FISCAL YEARS

John F. Cogan, Jr.                  Of Counsel, Hale and Dorr LLP, 60 State
                                    Street, Boston, Massachusetts 02109


Item 30. Location of Accounts and Records

The accounts and records are maintained at the Registrant's office at 60 State Street, Boston, Massachusetts 02109; contact the Treasurer.

Item 31. Management Services

Not applicable.

Item 32. Undertakings

      1. The Registrant undertakes to suspend the offering of shares until the prospectus is amended if (1) subsequent to the effective date of its registration statement, the net asset value declines more than ten percent from its net asset value as of the effective date of the registration statement or (2) the net asset value increases to an amount greater than its net proceeds as stated in the prospectus.

      2.    Not applicable.

      3.    Not applicable.

      4.    Not applicable.

      5. (a) For the purpose of determining any liability under the 1933 Act, the information omitted from the form of prospectus filed as part of a registration statement in reliance upon Rule 430A and contained in the form of prospectus filed by the Registrant under Rule 497(h) under the 1933 Act shall be deemed to be part of the Registration Statement as of the time it was declared effective.

      (b) For the purpose of determining any liability under the 1933 Act, each post-effective amendment that contains a form of prospectus shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering thereof.

      6. The Registrant undertakes to send by first class mail or other means designed to ensure equally prominent delivery within two business days of receipt of a written or oral request the Registrant's statement of additional information.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and/or the Investment Company Act of 1940, the Registrant has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston and the Commonwealth of Massachusetts on the 13th day of March, 2003.

                                PIONEER MUNICIPAL HIGH INCOME TRUST


                                By: /s/ Dorothy E. Bourassa
                                    --------------------------------------------
                                    Dorothy E. Bourassa
                                    Chief Executive Officer and Chief Financial
                                      and Accounting Officer

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following person(s) in the capacities and on the date indicated:

By:  /s/  Dorothy E. Bourassa                             Dated: March 13, 2003
     ----------------------------------------------
     Dorothy E. Bourassa
     Trustee, Chief Executive Officer and
        Chief Financial and Accounting Officer